DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks: 99.2%
	Shares	Value
Communication Services: 10.7%
Media & Entertainment: 9.7%
Alphabet, Inc., Class A	9,186,700	$1,420,631,288
Alphabet, Inc., Class C	9,098,960	1,421,530,521
Charter Communications, Inc., Class A(a)	7,455,376	2,747,529,717
Comcast Corp., Class A	61,809,394	2,280,766,639
EchoStar Corp., Class A(a)	9,301,409	237,930,042
Fox Corp., Class A	15,405,975	871,978,185
Fox Corp., Class B	7,341,765	386,984,433
Meta Platforms, Inc., Class A	2,392,800	1,379,114,208
News Corp., Class A	10,541,090	286,928,470
		11,033,393,503
Telecommunication Services: 1.0%
T-Mobile U.S., Inc.	4,327,037	1,154,064,038
		12,187,457,541
Consumer Discretionary: 4.6%
Automobiles & Components: 0.4%
Honda Motor Co., Ltd. ADR (Japan)	15,127,900	410,419,927
Consumer Discretionary Distribution & Retail: 2.2%
Amazon.com, Inc.(a)	11,006,395	2,094,076,713
The Gap, Inc.(b)	22,270,572	458,996,489
		2,553,073,202
Consumer Durables & Apparel: 0.4%
VF Corp.(b)	27,374,300	424,849,136
Consumer Services: 1.6%
Booking Holdings, Inc.	399,030	1,838,295,297
		5,226,637,562
Consumer Staples: 2.2%
Food, Beverage & Tobacco: 2.2%
Anheuser-Busch InBev SA/NV ADR (Belgium)	30,861,366	1,899,825,691
Molson Coors Beverage Co., Class B(b)	10,264,325	624,789,463
		2,524,615,154
Energy: 5.4%
Baker Hughes Co., Class A	32,962,766	1,448,713,566
ConocoPhillips	8,263,834	867,867,847
Occidental Petroleum Corp.(b)	54,696,940	2,699,840,958
The Williams Co., Inc.	18,963,857	1,133,280,094
		6,149,702,465
Financials: 22.7%
Banks: 3.2%
Bank of America Corp.	14,768,500	616,289,505
Wells Fargo & Co.	41,699,508	2,993,607,679
		3,609,897,184
Financial Services: 16.2%
Capital One Financial Corp.	11,854,335	2,125,482,266
Fidelity National Information Services, Inc.	23,515,400	1,756,130,072
Fiserv, Inc.(a)	20,955,000	4,627,492,650
LPL Financial Holdings, Inc.	1,144,942	374,556,326
State Street Corp.	5,883,700	526,767,661
The Bank of New York Mellon Corp.	30,390,524	2,548,853,248
The Charles Schwab Corp.	60,060,735	4,701,554,336
The Goldman Sachs Group, Inc.	2,426,000	1,325,299,540
UBS Group AG, NY Shs (Switzerland)	16,339,045	500,464,948
		18,486,601,047

	Shares	Value
Insurance: 3.3%
Aegon, Ltd., NY Shs (Netherlands)	93,846,939	$618,451,328
MetLife, Inc.(b)	39,223,842	3,149,282,274
		3,767,733,602
		25,864,231,833
Health Care: 25.8%
Health Care Equipment & Services: 11.1%
Baxter International, Inc.(b)	35,272,400	1,207,374,252
CVS Health Corp.	48,222,894	3,267,101,068
GE HealthCare Technologies, Inc.	10,697,266	863,376,339
Humana, Inc.(b)	7,180,500	1,899,960,300
Medtronic PLC	5,743,900	516,146,854
The Cigna Group	5,958,272	1,960,271,488
UnitedHealth Group, Inc.	2,757,360	1,444,167,300
Zimmer Biomet Holdings, Inc.(b)	12,832,700	1,452,404,986
		12,610,802,587
Pharmaceuticals, Biotechnology & Life Sciences: 14.7%
Alnylam Pharmaceuticals, Inc.(a)	2,168,100	585,430,362
Avantor, Inc.(a)(b)	66,841,215	1,083,496,095
BioMarin Pharmaceutical, Inc.(a)(b)	9,769,625	690,614,791
Bristol-Myers Squibb Co.	9,416,239	574,296,417
Elanco Animal Health, Inc.(a)(b)	55,341,300	581,083,650
Gilead Sciences, Inc.	24,346,812	2,728,060,285
GSK PLC ADR (United Kingdom)	58,412,777	2,262,910,981
Haleon PLC ADR (United Kingdom)	123,051,122	1,266,196,035
Incyte Corp.(a)(b)	9,705,428	587,663,665
Neurocrine Biosciences, Inc.(a)	3,964,000	438,418,400
Novartis AG ADR (Switzerland)	9,090,008	1,013,354,092
Regeneron Pharmaceuticals, Inc.	1,553,785	985,457,061
Roche Holding AG ADR (Switzerland)	20,706,299	852,064,204
Sanofi SA ADR (France)	56,024,524	3,107,120,101
		16,756,166,139
		29,366,968,726
Industrials: 13.8%
Capital Goods: 10.4%
Ashtead Group PLC(b)(c) (United Kingdom)	23,855,300	1,288,263,145
Carrier Global Corp.	10,684,079	677,370,609
Fortive Corp.	14,882,600	1,089,108,668
GE Aerospace	10,628,300	2,127,254,245
Johnson Controls International PLC(b)	35,314,017	2,829,005,902
RTX Corp.	28,791,200	3,813,682,352
		11,824,684,921
Transportation: 3.4%
FedEx Corp.	9,210,955	2,245,446,610
Norfolk Southern Corp.	6,967,100	1,650,157,635
		3,895,604,245
		15,720,289,166
Information Technology: 6.0%
Semiconductors & Semiconductor Equipment: 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	15,800,000	440,469,343
Software & Services: 2.9%
Cognizant Technology Solutions Corp., Class A	14,420,777	1,103,189,440
Microsoft Corp.	5,838,500	2,191,714,515
		3,294,903,955
Technology, Hardware & Equipment: 2.7%
Cisco Systems, Inc.	16,187,887	998,954,507
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Coherent Corp.(a)	3,895,100	$252,947,794
HP, Inc.	25,071,556	694,231,385
TE Connectivity PLC (Switzerland)	8,017,275	1,133,001,303
		3,079,134,989
		6,814,508,287
Materials: 3.8%
Air Products & Chemicals, Inc.	5,821,951	1,717,009,789
Celanese Corp.(b)	10,127,698	574,949,416
International Flavors & Fragrances, Inc.(b)	16,276,300	1,263,203,643
LyondellBasell Industries NV, Class A	11,197,363	788,294,355
		4,343,457,203
Real Estate: 2.7%
Equity Real Estate Investment Trusts (Reits): 2.7%
Gaming & Leisure Properties, Inc. REIT	10,141,681	516,211,563
SBA Communications Corp. REIT, Class A	5,316,000	1,169,573,160
Sun Communities, Inc. REIT(b)	10,244,600	1,317,865,344
		3,003,650,067
Utilities: 1.5%
American Electric Power Co., Inc.	6,676,500	729,541,155
Dominion Energy, Inc.	16,663,800	934,339,266
		1,663,880,421
Total Common Stocks (Cost $73,497,577,594)		$112,865,398,425
Short-Term Investments: 0.7%
	Par Value/ Shares	Value
Repurchase Agreements: 0.2%
Bank of America(d) 4.35%, dated 3/31/25, due 4/1/25, maturity value $14,001,692	14,000,000	$14,000,000
Fixed Income Clearing Corp.(d) 1.80%, dated 3/31/25, due 4/1/25, maturity value $113,220,735	113,215,074	113,215,074
Standard Chartered(d) 4.35%, dated 3/31/25, due 4/1/25, maturity value $82,009,908	82,000,000	82,000,000
		209,215,074

	Par Value/ Shares	Value
Money Market Fund: 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class	634,331,978	$634,331,978
Total Short-Term Investments (Cost $843,547,052)		$843,547,052
Total Investments In Securities (Cost $74,341,124,646)	99.9%	$113,708,945,477
Other Assets Less Liabilities	0.1%	119,493,728
Net Assets	100.0%	$113,828,439,205
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Notes 4.125%, 6/15/26.
Total collateral value is $115,479,383.

Bank of America: U.S. Treasury Notes 1.625%-4.25%, 1/31/26-10/31/26.
U.S.Treasury Bonds 3.00%-3.125%, 11/15/41-5/15/47. U.S. Treasury
Inflation Indexed Note 1.625%, 10/15/27.Total collateral value is
$14,281,727.

Standard Chartered: U.S. Treasury Notes 0.75%-2.875%, 4/30/26-5/15/28.
U.S. Treasury Inflation Indexed Note 2.375%, 10/15/28. Total collateral value is $83,650,144.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2025. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 19.4%
Consumer Discretionary 0.8%
The Gap, Inc.	$526,253,616	$—	$—	$—	$(67,257,127)	$458,996,489	$3,340,586
VF Corp.	587,452,478	—	—	—	(162,603,342)	424,849,136	2,463,687
						883,845,625
Consumer Staples 0.5%
Molson Coors Beverage Co., Class B	614,276,945	—	(27,516,997)	316,488	37,713,027	624,789,463	5,036,814
Energy 2.4%
Occidental Petroleum Corp.	2,349,249,144	253,940,095	(118,325,862)	(6,164,391)	221,141,972	2,699,840,958	10,847,430
Occidental Petroleum Corp., Warrant(a)	261,706,101	—	(51,604,707)	—	(210,101,394)	—	—
						2,699,840,958
Financials 2.8%
Brighthouse Financial, Inc.(a)	243,640,577	—	(304,174,065)	92,621,120	(32,087,632)	—	—
MetLife, Inc.	3,253,939,203	—	(41,843,524)	8,920,364	(71,733,769)	3,149,282,274	21,617,230
						3,149,282,274
Health Care 6.6%
Avantor, Inc.(a)	1,408,344,400	—	—	—	(324,848,305)	1,083,496,095	—
Baxter International, Inc.	1,000,456,272	30,410,156	—	—	176,507,824	1,207,374,252	5,996,308
BioMarin Pharmaceutical, Inc.(a)	642,157,451	—	—	—	48,457,340	690,614,791	—
Elanco Animal Health, Inc.(a)	670,183,143	—	—	—	(89,099,493)	581,083,650	—
Humana, Inc.	1,731,114,072	92,637,792	—	—	76,208,436	1,899,960,300	6,354,743
Incyte Corp.(a)	670,353,912	—	—	—	(82,690,247)	587,663,665	—
Zimmer Biomet Holdings, Inc.	1,322,867,868	33,433,758	—	—	96,103,360	1,452,404,986	3,079,848
						7,502,597,739
Industrials 3.6%
Ashtead Group PLC(b)	972,991,052	499,540,363	—	—	(184,268,270)	1,288,263,145	5,965,665
Johnson Controls International PLC	3,151,873,567	—	(396,340,792)	137,418,101	(63,944,974)	2,829,005,902	13,066,186
						4,117,269,047
Materials 1.6%
Celanese Corp.	613,375,909	83,510,361	—	—	(121,936,854)	574,949,416	303,831
International Flavors & Fragrances, Inc.	1,361,753,507	14,221,015	—	—	(112,770,879)	1,263,203,643	6,510,520
						1,838,153,059
Real Estate 1.1%
Sun Communities, Inc. REIT	866,077,710	402,932,417	—	—	48,855,217	1,317,865,344	9,629,924
				$233,111,682	$(818,355,110)	$22,133,643,509	$94,212,772
(a)	Non-income producing
(b)	The security is issued in British Pounds (GBP).
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$12,187,457,541	$—
Consumer Discretionary	5,226,637,562	—
Consumer Staples	2,524,615,154	—
Energy	6,149,702,465	—
Financials	25,864,231,833	—
Health Care	29,366,968,726	—
Industrials	14,432,026,021	1,288,263,145
Information Technology	6,374,038,944	440,469,343
Materials	4,343,457,203	—
Real Estate	3,003,650,067	—
Utilities	1,663,880,421	—
Short-Term Investments
Repurchase Agreements	—	209,215,074
Money Market Fund	634,331,978	—
Total Securities	$111,770,997,915	$1,937,947,562
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks: 96.9%
	Shares	Value
Communication Services: 9.7%
Media & Entertainment: 9.1%
Alphabet, Inc., Class C (United States)	1,660,080	$259,354,298
Baidu, Inc. ADR, Class A(a) (China)	562,800	51,794,484
Charter Communications, Inc., Class A(a) (United States)	825,997	304,404,675
Comcast Corp., Class A (United States)	6,130,400	226,211,760
EchoStar Corp., Class A(a) (United States)	502,655	12,857,915
Grupo Televisa SAB ADR (Mexico)	9,665,600	16,914,800
Meta Platforms, Inc., Class A (United States)	192,900	111,179,844
Tencent Holdings, Ltd. (China)	1,221,500	77,849,278
		1,060,567,054
Telecommunication Services: 0.6%
Deutsche Telekom AG (Germany)	1,826,200	67,621,638
		1,128,188,692
Consumer Discretionary: 7.9%
Automobiles & Components: 0.4%
Stellantis NV (Netherlands)	4,211,123	47,156,834
Consumer Discretionary Distribution & Retail: 5.1%
Alibaba Group Holding, Ltd. ADR (China)	1,146,500	151,601,695
Amazon.com, Inc.(a) (United States)	918,500	174,753,810
Coupang, Inc., Class A(a) (South Korea)	6,513,057	142,831,340
JD.com, Inc. ADR, Class A (China)	1,791,646	73,672,483
Prosus NV, Class N (China)	996,617	46,493,144
		589,352,472
Consumer Durables & Apparel: 0.6%
adidas AG (Germany)	135,800	31,800,257
VF Corp. (United States)	2,748,900	42,662,928
		74,463,185
Consumer Services: 1.8%
Booking Holdings, Inc. (United States)	32,300	148,803,193
Entain PLC (United Kingdom)	6,881,690	51,853,107
Ollamani SAB(a) (Mexico)	1,786,800	3,971,831
		204,628,131
		915,600,622
Consumer Staples: 3.0%
Consumer Staples Distribution & Retail: 0.6%
Wal-Mart de Mexico SAB de CV (Mexico)	25,600,000	70,766,058
Food, Beverage & Tobacco: 1.6%
Anheuser-Busch InBev SA/NV (Belgium)	3,017,500	185,803,573
Household & Personal Products: 0.8%
Reckitt Benckiser Group PLC (United Kingdom)	1,313,350	88,749,769
		345,319,400
Energy: 4.2%
BP PLC (United Kingdom)	10,473,600	59,074,457
Occidental Petroleum Corp. (United States)	3,977,408	196,324,859
Suncor Energy, Inc. (Canada)	3,173,700	122,885,664
TotalEnergies SE (France)	1,735,300	112,153,679
		490,438,659

	Shares	Value
Financials: 22.7%
Banks: 8.6%
Axis Bank, Ltd. (India)	12,849,400	$165,300,281
Banco Santander SA (Spain)	26,331,994	177,357,979
Barclays PLC (United Kingdom)	22,096,400	82,974,074
BNP Paribas SA, Class A (France)	2,356,600	196,263,961
Credicorp, Ltd. (Peru)	659,900	122,846,984
HDFC Bank, Ltd. (India)	11,657,000	247,926,569
		992,669,848
Financial Services: 9.5%
Fidelity National Information Services, Inc. (United States)	1,696,800	126,717,024
Fiserv, Inc.(a) (United States)	1,195,200	263,936,016
LPL Financial Holdings, Inc. (United States)	67,658	22,133,638
The Bank of New York Mellon Corp. (United States)	852,500	71,499,175
The Charles Schwab Corp. (United States)	4,679,600	366,319,088
UBS Group AG (Switzerland)	4,079,200	124,993,254
XP, Inc., Class A (Brazil)	9,259,667	127,320,421
		1,102,918,616
Insurance: 4.6%
Aegon, Ltd. (Netherlands)	8,031,592	52,827,558
AIA Group, Ltd. (Hong Kong)	14,511,200	109,693,227
Aviva PLC (United Kingdom)	13,968,343	100,663,013
MetLife, Inc. (United States)	1,366,000	109,676,140
Prudential PLC (Hong Kong)	14,608,400	157,608,884
		530,468,822
		2,626,057,286
Health Care: 23.1%
Health Care Equipment & Services: 9.9%
Baxter International, Inc. (United States)	2,960,900	101,351,607
CVS Health Corp. (United States)	4,132,000	279,943,000
Fresenius Medical Care AG (Germany)	3,189,700	157,529,670
GE HealthCare Technologies, Inc. (United States)	1,132,700	91,420,217
Humana, Inc. (United States)	690,900	182,812,140
The Cigna Group (United States)	356,638	117,333,902
UnitedHealth Group, Inc. (United States)	128,100	67,092,375
Zimmer Biomet Holdings, Inc. (United States)	1,300,200	147,156,636
		1,144,639,547
Pharmaceuticals, Biotechnology & Life Sciences: 13.2%
Alnylam Pharmaceuticals, Inc.(a) (United States)	273,141	73,753,533
Avantor, Inc.(a) (United States)	5,158,800	83,624,148
Bayer AG (Germany)	5,985,372	142,875,034
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	56,587,345
Elanco Animal Health, Inc.(a) (United States)	3,724,100	39,103,050
GSK PLC (United Kingdom)	18,227,420	348,123,534
Haleon PLC (United Kingdom)	34,774,500	176,008,623
Incyte Corp.(a) (United States)	848,380	51,369,409
Neurocrine Biosciences, Inc.(a) (United States)	176,463	19,516,808
Novartis AG (Switzerland)	406,200	45,184,699
Regeneron Pharmaceuticals, Inc. (United States)	112,652	71,447,278
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Roche Holding AG (Switzerland)	330,300	$108,603,474
Sanofi SA (France)	2,892,457	320,512,818
		1,536,709,753
		2,681,349,300
Industrials: 11.7%
Capital Goods: 7.7%
Ashtead Group PLC (United Kingdom)	2,613,400	141,132,030
Daikin Industries, Ltd. (Japan)	744,000	80,774,110
Fortive Corp. (United States)	1,388,000	101,573,840
Johnson Controls International PLC (United States)	2,655,703	212,748,367
Mitsubishi Electric Corp. (Japan)	4,932,000	90,050,614
RTX Corp. (United States)	2,020,100	267,582,446
		893,861,407
Transportation: 4.0%
DHL Group (Germany)	2,737,700	116,854,556
FedEx Corp. (United States)	747,600	182,249,928
Norfolk Southern Corp. (United States)	665,100	157,528,935
		456,633,419
		1,350,494,826
Information Technology: 4.7%
Semiconductors & Semiconductor Equipment: 3.0%
Infineon Technologies AG (Germany)	4,137,900	136,652,831
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7,358,800	205,147,202
		341,800,033
Software & Services: 0.9%
Microsoft Corp. (United States)	287,000	107,736,930
Technology, Hardware & Equipment: 0.8%
Coherent Corp.(a) (United States)	288,219	18,716,942
TE Connectivity PLC (Switzerland)	551,015	77,869,440
		96,586,382
		546,123,345
Materials: 8.0%
Air Products & Chemicals, Inc. (United States)	525,200	154,891,984
Akzo Nobel NV (Netherlands)	2,287,300	141,015,064
Celanese Corp. (United States)	934,000	53,023,180
Cemex SAB de CV ADR (Mexico)	9,766,000	54,787,260
Glencore PLC (Australia)	26,431,800	97,232,869
Holcim AG (Switzerland)	511,562	55,030,413
International Flavors & Fragrances, Inc. (United States)	2,016,527	156,502,660
LyondellBasell Industries NV, Class A (United States)	1,157,500	81,488,000
Mitsubishi Chemical Group Corp. (Japan)	8,145,000	40,199,585
Nutrien, Ltd. (Canada)	1,784,400	88,631,148
		922,802,163
Real Estate: 1.1%
Equity Real Estate Investment Trusts (Reits): 1.1%
SBA Communications Corp. REIT, Class A (United States)	571,500	125,735,715
Utilities: 0.8%
American Electric Power Co., Inc. (United States)	846,800	92,529,836
Total Common Stocks (Cost $8,938,530,761)		$11,224,639,844
Preferred Stocks: 1.7%
	Shares	Value
Financials: 1.2%
Banks: 1.2%
Itau Unibanco Holding SA, Pfd (Brazil)	25,071,852	$138,002,941
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,811,630	58,600,711
Total Preferred Stocks (Cost $143,856,686)		$196,603,652
Short-Term Investments: 1.5%
	Par Value/ Shares	Value
Repurchase Agreements: 0.9%
Fixed Income Clearing Corp.(b) 1.80%, dated 3/31/25, due 4/1/25, maturity value $11,621,140	$11,620,559	$11,620,559
Standard Chartered(b) 4.35%, dated 3/31/25, due 4/1/25, maturity value $88,010,633	88,000,000	88,000,000
		99,620,559
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	73,168,793	73,168,793
Total Short-Term Investments (Cost $172,789,352)		$172,789,352
Total Investments In Securities (Cost $9,255,176,799)	100.1%	$11,594,032,848
Other Assets Less Liabilities	(0.1)%	(5,988,178)
Net Assets	100.0%	$11,588,044,670
(a)	Non-income producing
(b)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Note 4.125%, 6/15/26.
Total collateral value is $11,853,042.

Standard Chartered: U.S. Treasury Notes 3.00%-4.50%, 9/30/25-5/31/30.
U.S. Treasury Inflation Indexed Note 0.875%, 1/15/29. Total collateral value is $89,770,862.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index— Long Position	952	6/20/25	$115,015,880	$(4,094,374)
MSCI Emerging Markets Index— Long Position	296	6/20/25	16,439,840	(548,346)
				$(4,642,720)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Citibank	4/2/25	USD	16,545,902	CNH	120,239,068	$(3,872)
State Street	4/2/25	CNH	120,239,068	USD	16,547,655	2,118
Citibank	4/10/25	CNH	120,239,068	USD	16,555,470	3,749
HSBC	4/10/25	USD	5,850,645	CNH	40,666,666	250,068
State Street	4/10/25	USD	5,630,734	CNH	39,786,201	151,413
UBS	4/10/25	USD	5,629,220	CNH	39,786,201	149,899
Barclays	4/17/25	USD	3,871,428	CNH	27,477,849	85,489
Barclays	4/17/25	USD	3,870,180	CNH	27,477,891	84,235
JPMorgan	4/17/25	USD	3,869,197	CNH	27,477,876	83,255
UBS	4/17/25	USD	3,871,707	CNH	27,477,891	85,762
UBS	4/17/25	USD	3,869,960	CNH	27,477,876	84,017
Standard Chartered	5/15/25	USD	3,460,112	CNH	25,000,000	9,229
Bank of America	5/22/25	USD	5,849,818	CNH	41,187,985	161,720
State Street	5/22/25	USD	5,840,362	CNH	41,187,986	152,263
UBS	5/22/25	USD	5,839,031	CNH	41,187,944	150,939
UBS	5/22/25	USD	5,839,040	CNH	41,188,007	150,939
UBS	5/22/25	USD	5,838,378	CNH	41,188,007	150,277
HSBC	6/12/25	USD	3,719,091	CNH	26,276,490	85,136
JPMorgan	6/12/25	USD	7,950,150	CNH	55,500,000	274,679
UBS	6/12/25	USD	7,951,631	CNH	55,500,000	276,159
UBS	6/12/25	USD	2,870,470	CNH	20,000,000	104,534
HSBC	6/26/25	USD	2,866,563	CNH	19,998,000	98,310
HSBC	6/26/25	USD	2,867,815	CNH	20,001,000	99,147
UBS	6/26/25	USD	2,868,144	CNH	20,001,000	99,476
Citibank	7/10/25	USD	5,911,801	CNH	40,666,688	277,323
HSBC	7/10/25	USD	15,506,390	CNH	110,332,613	219,511
HSBC	7/10/25	USD	15,504,864	CNH	110,332,613	217,985
HSBC	7/10/25	USD	2,874,472	CNH	20,000,000	103,418
UBS	7/17/25	USD	8,717,202	CNH	60,500,000	331,026
UBS	7/17/25	USD	8,692,779	CNH	60,500,000	306,602
JPMorgan	8/14/25	USD	7,682,042	CNH	53,776,601	214,500
UBS	8/14/25	USD	7,672,347	CNH	53,776,628	204,800
UBS	8/14/25	USD	7,672,139	CNH	53,776,628	204,592
UBS	8/14/25	USD	7,680,937	CNH	53,776,547	213,402
HSBC	9/11/25	USD	7,346,737	CNH	51,012,071	250,397
HSBC	9/11/25	USD	7,345,629	CNH	51,009,520	249,644
State Street	9/11/25	USD	7,338,497	CNH	51,012,072	242,157
UBS	9/11/25	USD	7,344,260	CNH	51,004,420	248,985
UBS	9/11/25	USD	7,344,043	CNH	51,009,521	248,058
Bank of America	9/25/25	USD	5,897,053	CNH	40,666,667	234,802
HSBC	9/25/25	USD	5,930,942	CNH	40,666,687	268,688
UBS	9/25/25	USD	5,911,448	CNH	40,666,626	249,203
UBS	9/25/25	USD	5,898,678	CNH	40,666,666	236,427
HSBC	10/16/25	USD	6,256,326	CNH	43,512,744	189,800
HSBC	10/16/25	USD	12,516,250	CNH	87,025,489	383,199
JPMorgan	10/16/25	USD	6,247,971	CNH	43,512,745	181,445
Barclays	11/20/25	USD	5,662,758	CNH	40,752,037	(30,910)
Citibank	11/20/25	USD	5,662,632	CNH	40,750,000	(30,751)
Citibank	11/20/25	USD	5,662,145	CNH	40,745,925	(30,669)
UBS	11/20/25	USD	5,663,624	CNH	40,752,038	(30,044)
Barclays	1/15/26	USD	4,667,068	CNH	33,335,000	(5,646)
Barclays	1/15/26	USD	4,666,237	CNH	33,330,000	(5,776)
HSBC	2/5/26	USD	3,808,178	CNH	27,180,490	(6,003)
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	2/5/26	USD	3,809,245	CNH	27,180,490	$(4,936)
Morgan Stanley	2/5/26	USD	3,816,325	CNH	27,239,020	(6,070)
HSBC	2/12/26	USD	3,431,455	CNH	24,571,964	(17,936)
HSBC	2/12/26	USD	3,429,840	CNH	24,572,059	(19,565)
JPMorgan	2/12/26	USD	4,572,673	CNH	32,762,745	(26,533)
UBS	2/12/26	USD	3,429,648	CNH	24,572,059	(19,756)
UBS	2/12/26	USD	3,429,936	CNH	24,572,059	(19,469)
HSBC	3/20/26	USD	6,809,211	CNH	48,137,718	38,965
HSBC	3/20/26	USD	6,809,751	CNH	48,144,940	38,490
UBS	3/20/26	USD	6,816,018	CNH	48,144,940	44,756
TWD: Taiwan Dollar
Bank of America	4/10/25	USD	2,724,724	TWD	86,324,700	128,092
Barclays	4/10/25	USD	3,481,013	TWD	110,000,000	172,231
JPMorgan	4/10/25	USD	2,852,758	TWD	90,004,500	145,438
Bank of America	4/17/25	USD	3,479,013	TWD	109,989,000	168,729
HSBC	4/17/25	USD	2,285,808	TWD	71,984,653	119,322
HSBC	4/17/25	USD	2,854,592	TWD	89,991,000	146,178
Bank of America	5/15/25	USD	2,222,578	TWD	68,326,500	161,857
Barclays	5/15/25	USD	2,357,871	TWD	72,492,750	171,496
HSBC	5/15/25	USD	2,223,056	TWD	68,336,750	162,026
JPMorgan	5/15/25	USD	2,363,874	TWD	72,500,000	177,280
Bank of America	6/26/25	USD	2,365,611	TWD	72,503,625	172,552
Barclays	6/26/25	USD	2,232,352	TWD	68,336,750	165,331
JPMorgan	6/26/25	USD	2,362,836	TWD	72,503,625	169,777
JPMorgan	7/24/25	USD	2,213,729	TWD	69,500,035	107,081
JPMorgan	7/24/25	USD	2,213,374	TWD	69,499,930	106,728
UBS	7/24/25	USD	2,208,803	TWD	69,500,000	102,156
UBS	7/24/25	USD	2,214,082	TWD	69,500,035	107,433
Bank of America	8/14/25	USD	5,807,694	TWD	178,000,000	403,464
HSBC	8/14/25	USD	2,051,357	TWD	63,750,032	115,853
HSBC	8/14/25	USD	2,065,513	TWD	63,750,000	130,010
JPMorgan	8/14/25	USD	2,052,147	TWD	63,749,936	116,645
JPMorgan	8/14/25	USD	2,051,687	TWD	63,750,032	116,183
HSBC	11/20/25	USD	16,498,149	TWD	530,300,000	273,171
HSBC	12/18/25	USD	8,364,635	TWD	265,000,000	238,575
HSBC	2/26/26	USD	2,351,649	TWD	74,881,222	41,653
HSBC	3/6/26	USD	2,170,664	TWD	69,331,013	30,389
JPMorgan	3/6/26	USD	2,167,122	TWD	69,341,415	26,526
State Street	3/6/26	USD	2,174,558	TWD	69,337,947	34,068
Citibank	3/20/26	USD	2,281,003	TWD	73,384,412	12,820
Citibank	3/20/26	USD	2,280,861	TWD	73,384,417	12,678
HSBC	3/20/26	USD	2,279,373	TWD	73,384,416	11,190
HSBC	3/20/26	USD	2,280,719	TWD	73,384,405	12,536
Unrealized gain on currency forward contracts						12,250,456
Unrealized loss on currency forward contracts						(257,936)
Net unrealized gain on currency forward contracts						$11,992,520
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATEDPORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$982,717,776	$145,470,916
Consumer Discretionary	738,297,280	177,303,342
Consumer Staples	70,766,058	274,553,342
Energy	319,210,523	171,228,136
Financials	1,210,448,486	1,415,608,800
Health Care	1,382,511,448	1,298,837,852
Industrials	921,683,516	428,811,310
Information Technology	204,323,312	341,800,033
Materials	589,324,232	333,477,931
Real Estate	125,735,715	—
Utilities	92,529,836	—
Preferred Stocks
Financials	138,002,941	—
Information Technology	—	58,600,711
Short-Term Investments
Repurchase Agreements	—	99,620,559
Money Market Fund	73,168,793	—
5 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATEDPORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$6,848,719,916	$4,745,312,932
Other Investments
Futures Contracts
Depreciation	$(4,642,720)	$—
Currency Forward Contracts
Appreciation	—	12,250,456
Depreciation	—	(257,936)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks: 94.9%
	Shares	Value
Communication Services: 5.1%
Media & Entertainment: 2.2%
Baidu, Inc. ADR, Class A(a) (China)	3,758,585	$345,902,578
Grupo Televisa SAB ADR (Mexico)	46,380,780	81,166,365
NetEase, Inc. ADR (China)	2,656,414	273,398,129
Tencent Holdings, Ltd. (China)	6,566,800	418,518,739
		1,118,985,811
Telecommunication Services: 2.9%
Cellnex Telecom SA(b) (Spain)	2,366,028	83,985,404
Deutsche Telekom AG (Germany)	25,655,900	950,002,180
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	53,090,577
Liberty Global, Ltd., Class C(a) (Belgium)	6,395,068	76,548,964
Millicom International Cellular SA (Guatemala)	8,247,010	249,636,993
Sunrise Communications AG ADR, Class A(a) (Switzerland)	2,201,525	106,311,642
		1,519,575,760
		2,638,561,571
Consumer Discretionary: 11.5%
Automobiles & Components: 1.4%
Honda Motor Co., Ltd. (Japan)	41,879,865	379,963,483
Stellantis NV (Netherlands)	30,000,000	335,944,834
		715,908,317
Consumer Discretionary Distribution & Retail: 5.9%
Alibaba Group Holding, Ltd. ADR (China)	7,754,700	1,025,403,981
Coupang, Inc., Class A(a) (South Korea)	27,342,600	599,623,218
JD.com, Inc. ADR, Class A (China)	14,183,748	583,235,717
Prosus NV, Class N (China)	16,850,745	786,103,499
		2,994,366,415
Consumer Durables & Apparel: 0.8%
adidas AG (Germany)	646,800	151,461,017
Kering SA (France)	1,267,200	263,178,863
		414,639,880
Consumer Services: 3.4%
Booking Holdings, Inc. (United States)	174,500	803,905,795
Entain PLC(c) (United Kingdom)	48,734,596	367,212,156
Flutter Entertainment PLC(a) (United States)	604,478	133,922,101
Ollamani SAB(a) (Mexico)	11,595,195	25,774,655
Yum China Holdings, Inc. (China)	8,073,100	420,285,586
		1,751,100,293
		5,876,014,905
Consumer Staples: 7.9%
Consumer Staples Distribution & Retail: 1.1%
Seven & i Holdings Co., Ltd. (Japan)	12,725,100	184,932,750
Wal-Mart de Mexico SAB de CV (Mexico)	141,453,700	391,020,343
		575,953,093
Food, Beverage & Tobacco: 5.4%
Anheuser-Busch InBev SA/NV (Belgium)	14,697,200	904,985,009
Danone SA (France)	7,531,900	577,156,114
Diageo PLC (United Kingdom)	17,624,000	459,753,292
Imperial Brands PLC (United Kingdom)	21,804,597	806,353,597
		2,748,248,012

	Shares	Value
Household & Personal Products: 1.4%
Beiersdorf AG (Germany)	2,515,000	$325,576,394
Reckitt Benckiser Group PLC (United Kingdom)	5,669,194	383,096,401
		708,672,795
		4,032,873,900
Energy: 5.9%
BP PLC (United Kingdom)	63,195,900	356,445,108
Equinor ASA (Norway)	4,354,500	115,318,810
Suncor Energy, Inc. (Canada)	21,668,754	839,014,155
TC Energy Corp. (Canada)	10,087,700	476,240,317
TotalEnergies SE (France)	19,027,870	1,229,784,834
		3,016,803,224
Financials: 21.7%
Banks: 14.5%
Axis Bank, Ltd. (India)	68,557,850	881,958,059
Banco Santander SA (Spain)	264,093,831	1,778,792,301
Barclays PLC (United Kingdom)	353,866,908	1,328,803,736
BNP Paribas SA, Class A (France)	21,890,692	1,823,115,470
Credicorp, Ltd. (Peru)	3,335,080	620,858,493
HDFC Bank, Ltd. (India)	47,325,500	1,006,541,037
		7,440,069,096
Financial Services: 3.1%
UBS Group AG (Switzerland)	42,679,442	1,307,766,799
XP, Inc., Class A (Brazil)	17,776,502	244,426,903
		1,552,193,702
Insurance: 4.1%
Aegon, Ltd. (Netherlands)	52,466,275	345,095,363
AIA Group, Ltd. (Hong Kong)	49,813,500	376,550,774
Aviva PLC (United Kingdom)	93,673,352	675,058,011
Prudential PLC (Hong Kong)	66,187,447	714,091,183
		2,110,795,331
		11,103,058,129
Health Care: 15.5%
Health Care Equipment & Services: 2.0%
Fresenius Medical Care AG(c) (Germany)	14,941,862	737,933,534
Olympus Corp. (Japan)	21,423,000	281,383,540
		1,019,317,074
Pharmaceuticals, Biotechnology & Life Sciences: 13.5%
Bayer AG (Germany)	19,747,811	471,394,122
GSK PLC (United Kingdom)	77,964,620	1,489,037,892
Haleon PLC (United Kingdom)	158,253,904	800,990,717
Novartis AG (Switzerland)	12,833,070	1,427,519,462
Roche Holding AG (Switzerland)	3,372,500	1,108,886,516
Sanofi SA (France)	14,834,322	1,643,789,464
		6,941,618,173
		7,960,935,247
Industrials: 9.5%
Capital Goods: 8.2%
Ashtead Group PLC (United Kingdom)	13,623,800	735,729,144
Daikin Industries, Ltd. (Japan)	3,540,200	384,350,142
Johnson Controls International PLC (United States)	17,371,701	1,391,646,967
Mitsubishi Electric Corp. (Japan)	34,959,100	638,298,542
NIDEC Corp. (Japan)	7,585,200	127,008,734
Schneider Electric SE (France)	1,890,646	437,652,176
Smiths Group PLC(c) (United Kingdom)	20,175,116	505,300,883
		4,219,986,588
1 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Transportation: 1.3%
DHL Group (Germany)	15,469,100	$660,274,984
		4,880,261,572
Information Technology: 6.4%
Semiconductors & Semiconductor Equipment: 3.4%
Infineon Technologies AG (Germany)	18,893,100	623,938,615
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	41,154,200	1,147,288,824
		1,771,227,439
Technology, Hardware & Equipment: 3.0%
Brother Industries, Ltd. (Japan)	7,931,700	143,342,822
Kyocera Corp. (Japan)	28,338,400	319,352,151
Murata Manufacturing Co., Ltd. (Japan)	19,707,800	306,409,433
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	175,019,863
TE Connectivity PLC (Switzerland)	4,050,185	572,372,144
		1,516,496,413
		3,287,723,852
Materials: 10.1%
Akzo Nobel NV(c) (Netherlands)	13,435,060	828,289,180
Cemex SAB de CV ADR (Mexico)	49,526,100	277,841,421
Glencore PLC (Australia)	134,762,161	495,740,417
Holcim AG (Switzerland)	12,475,241	1,342,002,850
International Flavors & Fragrances, Inc. (United States)	7,740,800	600,763,488
Linde PLC (United States)	1,277,735	594,964,525
Mitsubishi Chemical Group Corp. (Japan)	70,912,600	349,988,592
Nutrien, Ltd. (Canada)	7,822,959	388,566,374
Teck Resources, Ltd., Class B (Canada)	8,140,840	296,570,801
		5,174,727,648
Real Estate: 1.3%
Real Estate Management & Development: 1.3%
CK Asset Holdings, Ltd. (Hong Kong)	70,269,600	285,408,187
Daito Trust Construction Co., Ltd. (Japan)	2,465,200	252,133,056
Hang Lung Group, Ltd.(c) (Hong Kong)	93,433,300	137,401,458
		674,942,701
Total Common Stocks (Cost $38,816,172,295)		$48,645,902,749
Preferred Stocks: 2.6%
	Shares	Value
Financials: 2.1%
Banks: 2.1%
Itau Unibanco Holding SA, Pfd (Brazil)	197,492,297	$1,087,056,405
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	239,839,720
Total Preferred Stocks (Cost $1,028,519,667)		$1,326,896,125
Short-Term Investments: 2.4%
	Par Value/ Shares	Value
Repurchase Agreements: 1.7%
Fixed Income Clearing Corp.(d) 1.80%, dated 3/31/25, due 4/1/25, maturity value $51,759,869	$51,757,281	$51,757,281
Royal Bank of Canada(d) 4.30%, dated 3/31/25, due 4/1/25, maturity value $500,059,722	500,000,000	500,000,000
Standard Chartered(d) 4.35%, dated 3/31/25, due 4/1/25, maturity value $325,039,271	325,000,000	325,000,000
		876,757,281
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	354,235,336	354,235,336
Total Short-Term Investments (Cost $1,230,992,617)		$1,230,992,617
Total Investments In Securities (Cost $41,075,684,579)	99.9%	$51,203,791,491
Other Assets Less Liabilities	0.1%	56,148,864
Net Assets	100.0%	$51,259,940,355
(a)	Non-income producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	See below regarding holdings of 5% voting securities
(d)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Notes 4.125%, 6/15/26.
Total collateral value is $52,792,489.

Royal Bank of Canada: U.S. Treasury Notes 0.875%-4.375%, 7/31/26-
7/31/29. U.S. Treasury Inflation Indexed Note 0.625%, 7/15/32. Total
collateral value is $510,061,013.

Standard Chartered: U.S. Treasury Notes 0.25%-4.625%, 5/15/25-5/15/33.
U.S.Treasury Bonds 2.00%-4.75%, 2/15/37-2/15/54. U.S. Treasury Inflation
Indexed Notes 0.125%-2.375%, 7/15/26-7/15/32. Total collateral value is
$331,540,070.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	1,186	6/20/25	$66,544,847	$(2,977,218)
MSCI EAFE Index— Long Position	1,247	6/20/25	150,656,305	(5,282,517)
MSCI Emerging Markets Index— Long Position	2,110	6/20/25	117,189,400	(3,908,817)
				$(12,168,552)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	4/10/25	USD	43,879,841	CNH	305,000,000	$1,875,508
State Street	4/10/25	USD	34,046,296	CNH	240,567,725	915,519
UBS	4/10/25	USD	34,037,144	CNH	240,567,725	906,367
Barclays	4/17/25	USD	40,582,923	CNH	288,041,351	896,159
Barclays	4/17/25	USD	40,569,837	CNH	288,041,785	883,013
JPMorgan	4/17/25	USD	40,559,533	CNH	288,041,639	872,730
UBS	4/17/25	USD	40,567,531	CNH	288,041,640	880,727
UBS	4/17/25	USD	40,585,843	CNH	288,041,784	899,019
Citibank	5/15/25	USD	89,704,665	CNH	650,000,000	(18,277)
Standard Chartered	5/15/25	USD	112,799,646	CNH	815,000,000	300,880
Bank of America	5/22/25	USD	39,457,039	CNH	277,813,068	1,090,799
State Street	5/22/25	USD	39,393,257	CNH	277,813,068	1,027,017
UBS	5/22/25	USD	39,384,342	CNH	277,813,207	1,018,082
UBS	5/22/25	USD	39,384,282	CNH	277,812,790	1,018,081
UBS	5/22/25	USD	39,379,875	CNH	277,813,207	1,013,616
HSBC	6/12/25	USD	39,225,412	CNH	277,139,300	897,936
JPMorgan	6/12/25	USD	42,544,048	CNH	297,000,000	1,469,902
UBS	6/12/25	USD	42,551,972	CNH	297,000,000	1,477,826
UBS	6/12/25	USD	50,233,226	CNH	350,000,000	1,829,350
HSBC	6/26/25	USD	50,186,757	CNH	350,017,500	1,735,076
HSBC	6/26/25	USD	50,164,844	CNH	349,965,000	1,720,430
UBS	6/26/25	USD	50,192,514	CNH	350,017,500	1,740,834
Citibank	7/10/25	USD	44,338,507	CNH	305,000,153	2,079,920
HSBC	7/10/25	USD	35,652,308	CNH	253,676,868	504,699
HSBC	7/10/25	USD	35,648,801	CNH	253,676,868	501,192
HSBC	7/10/25	USD	50,303,257	CNH	350,000,000	1,809,821
UBS	7/17/25	USD	74,204,285	CNH	515,000,000	2,817,823
UBS	7/17/25	USD	73,996,379	CNH	515,000,000	2,609,917
JPMorgan	8/14/25	USD	50,480,833	CNH	353,380,973	1,409,538
UBS	8/14/25	USD	50,415,752	CNH	353,381,150	1,344,434
UBS	8/14/25	USD	50,417,119	CNH	353,381,150	1,345,800
UBS	8/14/25	USD	50,473,572	CNH	353,380,619	1,402,327
HSBC	9/11/25	USD	39,768,553	CNH	276,132,948	1,355,424
HSBC	9/11/25	USD	39,762,556	CNH	276,119,141	1,351,347
State Street	9/11/25	USD	39,723,945	CNH	276,132,948	1,310,816
UBS	9/11/25	USD	39,753,969	CNH	276,119,141	1,342,760
UBS	9/11/25	USD	39,755,145	CNH	276,091,530	1,347,777
Bank of America	9/25/25	USD	44,227,897	CNH	305,000,000	1,761,015
HSBC	9/25/25	USD	44,482,062	CNH	305,000,152	2,015,159
UBS	9/25/25	USD	44,240,086	CNH	305,000,000	1,773,204
UBS	9/25/25	USD	44,335,862	CNH	304,999,695	1,869,022
HSBC	10/16/25	USD	102,509,993	CNH	712,751,979	3,138,456
HSBC	10/16/25	USD	51,240,257	CNH	356,375,990	1,554,489
JPMorgan	10/16/25	USD	51,171,832	CNH	356,375,990	1,486,064
Barclays	11/20/25	USD	46,552,734	CNH	335,016,750	(254,105)
Citibank	11/20/25	USD	46,547,692	CNH	334,966,500	(252,126)
Citibank	11/20/25	USD	46,551,700	CNH	335,000,000	(252,798)
UBS	11/20/25	USD	46,559,851	CNH	335,016,750	(246,988)
Citibank	12/11/25	USD	73,384,511	CNH	523,048,100	213,865
HSBC	12/11/25	USD	73,479,356	CNH	523,048,100	308,711
Bank of America	1/15/26	USD	36,125,945	CNH	260,009,623	(320,753)
Barclays	1/15/26	USD	44,582,401	CNH	318,434,254	(53,936)
3 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays	1/15/26	USD	44,574,465	CNH	318,386,491	$(55,176)
HSBC	1/15/26	USD	36,001,668	CNH	259,100,406	(317,580)
Standard Chartered	1/15/26	USD	44,483,377	CNH	318,434,255	(152,959)
HSBC	2/5/26	USD	39,528,515	CNH	282,130,821	(62,315)
Morgan Stanley	2/5/26	USD	39,613,080	CNH	282,738,359	(63,004)
Morgan Stanley	2/5/26	USD	39,539,594	CNH	282,130,820	(51,235)
HSBC	2/12/26	USD	42,758,232	CNH	306,183,149	(223,499)
HSBC	2/12/26	USD	42,738,106	CNH	306,184,340	(243,792)
JPMorgan	2/12/26	USD	56,978,574	CNH	408,245,787	(330,623)
UBS	2/12/26	USD	42,735,720	CNH	306,184,340	(246,178)
UBS	2/12/26	USD	42,739,299	CNH	306,184,340	(242,599)
Citibank	3/13/26	USD	29,751,423	CNH	210,559,749	148,443
UBS	3/13/26	USD	29,671,765	CNH	210,559,748	68,785
HSBC	3/20/26	USD	49,783,939	CNH	351,972,448	281,385
HSBC	3/20/26	USD	49,779,992	CNH	351,919,654	284,863
UBS	3/20/26	USD	49,829,751	CNH	351,972,448	327,197
TWD: Taiwan Dollar
Bank of America	4/10/25	USD	18,094,691	TWD	573,276,000	850,647
Barclays	4/10/25	USD	24,487,342	TWD	773,800,000	1,211,570
JPMorgan	4/10/25	USD	19,335,357	TWD	610,030,500	985,743
UBS	4/10/25	USD	19,720,570	TWD	616,938,300	1,163,171
Bank of America	4/17/25	USD	24,473,276	TWD	773,722,620	1,186,934
HSBC	4/17/25	USD	19,688,557	TWD	617,000,000	1,119,017
HSBC	4/17/25	USD	16,358,945	TWD	515,175,884	853,954
HSBC	4/17/25	USD	19,347,787	TWD	609,939,000	990,759
Bank of America	5/15/25	USD	19,244,275	TWD	591,607,500	1,401,446
Barclays	5/15/25	USD	19,919,946	TWD	612,438,750	1,448,848
HSBC	5/15/25	USD	19,248,414	TWD	591,696,250	1,402,908
JPMorgan	5/15/25	USD	19,970,655	TWD	612,500,000	1,497,710
Bank of America	6/26/25	USD	19,985,338	TWD	612,530,625	1,457,771
Barclays	6/26/25	USD	19,328,899	TWD	591,696,250	1,431,521
JPMorgan	6/26/25	USD	19,961,891	TWD	612,530,625	1,434,324
JPMorgan	7/24/25	USD	19,031,702	TWD	597,500,299	920,586
JPMorgan	7/24/25	USD	19,028,643	TWD	597,499,402	917,554
UBS	7/24/25	USD	18,989,353	TWD	597,500,000	878,246
UBS	7/24/25	USD	19,034,734	TWD	597,500,299	923,618
HSBC	8/14/25	USD	17,820,114	TWD	550,000,000	1,121,651
HSBC	8/14/25	USD	17,697,985	TWD	550,000,275	999,513
JPMorgan	8/14/25	USD	17,704,795	TWD	549,999,450	1,006,348
JPMorgan	8/14/25	USD	17,700,833	TWD	550,000,275	1,002,361
HSBC	2/26/26	USD	17,230,930	TWD	548,667,259	305,200
HSBC	3/6/26	USD	19,716,960	TWD	629,759,702	276,032
JPMorgan	3/6/26	USD	19,684,788	TWD	629,854,176	240,944
State Street	3/6/26	USD	19,752,327	TWD	629,822,685	309,454
Citibank	3/20/26	USD	20,438,525	TWD	657,548,212	114,868
Citibank	3/20/26	USD	20,437,255	TWD	657,548,246	113,597
HSBC	3/20/26	USD	20,423,924	TWD	657,548,246	100,266
HSBC	3/20/26	USD	20,435,982	TWD	657,548,146	112,327
Unrealized gain on currency forward contracts						90,012,012
Unrealized loss on currency forward contracts						(3,387,943)
Net unrealized gain on currency forward contracts						$86,624,069
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2025. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 4

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 5.0%
Consumer Discretionary 0.7%
Entain PLC	$417,391,431	$—	$—	$—	$(50,179,275)	$367,212,156	$5,866,630
Health Care 1.4%
Fresenius Medical Care AG	662,351,779	18,397,900	—	—	57,183,855	737,933,534	—
Industrials 1.0%
Smiths Group PLC	432,632,511	—	—	—	72,668,372	505,300,883	—
Materials 1.6%
Akzo Nobel NV	806,695,185	—	—	—	21,593,995	828,289,180	—
Real Estate 0.3%
Hang Lung Group, Ltd.	125,843,400	—	—	—	11,558,058	137,401,458	—
				$—	$112,825,005	$2,576,137,211	$5,866,630
5 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATEDPORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,186,055,248	$1,452,506,323
Consumer Discretionary	3,592,151,053	2,283,863,852
Consumer Staples	391,020,343	3,641,853,557
Energy	1,315,254,472	1,701,548,752
Financials	865,285,396	10,237,772,733
Health Care	—	7,960,935,247
Industrials	1,391,646,967	3,488,614,605
Information Technology	572,372,144	2,715,351,708
Materials	2,158,706,609	3,016,021,039
Real Estate	—	674,942,701
Preferred Stocks
Financials	1,087,056,405	—
Information Technology	—	239,839,720
Short-Term Investments
Repurchase Agreements	—	876,757,281
Money Market Fund	354,235,336	—
Dodge & Cox International Stock Fund / 6

NOTES TO CONSOLIDATEDPORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$12,913,783,973	$38,290,007,518
Other Investments
Futures Contracts
Depreciation	$(12,168,552)	$—
Currency Forward Contracts
Appreciation	—	90,012,012
Depreciation	—	(3,387,943)
Security transactions. Security transactions are recorded on the trade date.
7 / Dodge & Cox International Stock Fund

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks: 90.5%
	Shares	Value
Communication Services: 8.8%
Media & Entertainment: 7.1%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	562,300	$1,158,107
Baidu, Inc. ADR, Class A(a) (China)	42,244	3,887,715
Grupo Televisa SAB (Mexico)	2,961,814	1,021,789
IGG, Inc. (Singapore)	1,278,600	599,800
JOYY, Inc. ADR, Class A(a) (China)	50,566	2,122,761
Megacable Holdings SAB de CV (Mexico)	376,294	786,991
MultiChoice Group(a) (South Africa)	256,669	1,538,350
NetEase, Inc. ADR (China)	42,750	4,399,830
Sun TV Network, Ltd. (India)	182,015	1,367,921
Tencent Holdings, Ltd. (China)	211,300	13,466,683
		30,349,947
Telecommunication Services: 1.7%
America Movil SAB de CV, Series B (Mexico)	1,518,400	1,081,789
Millicom International Cellular SA (Guatemala)	88,479	2,678,259
Safaricom PLC (Kenya)	6,724,700	956,150
Singapore Telecommunications, Ltd. (Singapore)	795,000	2,015,636
Sitios Latinoamerica SAB de CV(a) (Brazil)	1,338,002	201,376
		6,933,210
		37,283,157
Consumer Discretionary: 18.2%
Automobiles & Components: 2.2%
BYD Co., Ltd., Class H (China)	73,500	3,715,195
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	1,144,091
Hankook Tire & Technology Co., Ltd. (South Korea)	23,100	622,514
Hyundai Mobis Co., Ltd. (South Korea)	10,615	1,888,131
Kia Corp. (South Korea)	13,735	867,332
Yadea Group Holdings, Ltd.(b)(c) (China)	572,000	1,113,118
		9,350,381
Consumer Discretionary Distribution & Retail: 11.1%
Alibaba Group Holding, Ltd. ADR (China)	162,241	21,453,127
China Tourism Group Duty Free Corp., Ltd., Class A (China)	117,450	976,725
China Yongda Automobiles Services Holdings, Ltd. (China)	1,695,700	586,955
Coupang, Inc., Class A(a) (South Korea)	313,500	6,875,055
Cuckoo Homesys Co., Ltd. (South Korea)	34,534	486,913
JD.com, Inc., Class A (China)	440,871	9,098,038
Motus Holdings, Ltd. (South Africa)	125,999	600,394
Prosus NV, Class N (China)	90,000	4,198,587
Vibra Energia SA (Brazil)	146,629	456,863
Vipshop Holdings, Ltd. ADR (China)	112,197	1,759,249
Zhongsheng Group Holdings, Ltd. (China)	403,800	709,887
		47,201,793
Consumer Durables & Apparel: 1.8%
Feng Tay Enterprise Co., Ltd. (Taiwan)	314,320	1,136,931
Haier Smart Home Co., Ltd., Class H (China)	391,200	1,266,229

	Shares	Value
Hangzhou GreatStar Industrial Co., Ltd., Class A (China)	230,374	$941,420
Man Wah Holdings, Ltd. (Hong Kong)	1,274,000	736,615
Midea Group Co., Ltd., Class A (China)	145,371	1,573,239
Pou Chen Corp. (Taiwan)	1,335,143	1,426,073
Shenzhou International Group Holdings, Ltd. (China)	65,800	496,306
		7,576,813
Consumer Services: 3.1%
Afya, Ltd., Class A (Brazil)	28,855	517,370
Arcos Dorados Holdings, Inc., Class A (Brazil)	102,000	822,120
DigiPlus Interactive Corp. (Philippines)	200,000	126,319
H World Group, Ltd. (China)	167,140	617,655
Humansoft Holding Co. KSC (Kuwait)	76,197	649,393
Las Vegas Sands Corp. (United States)	22,286	860,908
Leejam Sports Co. JSC (Saudi Arabia)	14,426	578,099
Ollamani SAB(a) (Mexico)	679,645	1,510,765
Sands China, Ltd.(a) (Macau)	457,443	921,228
Ser Educacional SA(a)(b)(c) (Brazil)	336,400	285,912
Trip.com Group, Ltd. ADR (China)	16,200	1,029,996
Yum China Holdings, Inc. (China)	106,770	5,558,446
		13,478,211
		77,607,198
Consumer Staples: 6.2%
Consumer Staples Distribution & Retail: 1.4%
Atacadao SA (Brazil)	169,100	214,840
BIM Birlesik Magazalar AS (Turkey)	38,734	467,219
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	71,600	402,355
Wal-Mart de Mexico SAB de CV (Mexico)	1,769,957	4,892,691
		5,977,105
Food, Beverage & Tobacco: 4.6%
Ambev SA (Brazil)	3,836,500	9,076,177
Anadolu Efes Biracilik Ve Malt (Turkey)	91,522	402,576
Arca Continental SAB de CV (Mexico)	47,599	497,726
Century Pacific Food, Inc. (Philippines)	1,120,743	714,529
China Feihe, Ltd.(b)(c) (China)	1,299,557	981,653
Coca-Cola HBC AG (Italy)	21,780	986,222
Eastern Co. SAE (Egypt)	258,061	169,894
Fomento Economico Mexicano SAB de CV (Mexico)	56,343	548,356
GFPT PCL NVDR (Thailand)	1,402,529	353,774
JBS SA (Brazil)	44,500	320,584
Kweichow Moutai Co., Ltd., Class A (China)	8,962	1,926,618
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	1,303,914	799,171
Sanquan Food Co., Ltd., Class A (China)	337,505	514,597
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	6,583	526,759
Thai Union Group PCL NVDR (Thailand)	1,823,900	588,205
Tingyi (Cayman Islands) Holding Corp. (China)	392,000	658,081
Ulker Biskuvi Sanayi AS(a) (Turkey)	58,404	185,412
Vietnam Dairy Products JSC (Vietnam)	124,700	295,594
		19,545,928
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 1

Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Household & Personal Products: 0.2%
APR Co., Ltd.(a) (South Korea)	5,000	$238,777
Grape King Bio, Ltd. (Taiwan)	163,714	696,588
		935,365
		26,458,398
Energy: 3.9%
ADNOC Logistics & Services PLC (United Arab Emirates)	100,000	134,276
China Suntien Green Energy Corp., Ltd., Class H (China)	2,299,000	1,122,645
Ecopetrol SA (Colombia)	407,118	202,001
Geopark, Ltd. (Colombia)	92,859	750,301
INPEX Corp. (Japan)	23,500	323,418
LUKOIL PJSC(a)(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	32,839	787,926
NAC Kazatomprom JSC GDR(b) (Kazakhstan)	29,948	980,711
National Energy Services Reunited Corp.(a) (United States)	664,030	4,887,261
Novatek PJSC(a)(d) (Russia)	30,294	4
Parex Resources, Inc. (Canada)	28,700	267,645
Petroleo Brasileiro SA (Brazil)	857,743	6,135,701
PRIO SA(a) (Brazil)	20,000	139,491
PT Medco Energi Internasional Tbk (Indonesia)	2,000,000	123,497
PTT Exploration & Production PCL NVDR (Thailand)	96,100	330,856
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	58,240	414,643
		16,600,377
Financials: 21.4%
Banks: 15.1%
Akbank TAS (Turkey)	637,100	876,207
Asia Commercial Bank JSC (Vietnam)	316,250	322,644
Axis Bank, Ltd. (India)	607,756	7,818,438
Banca Transilvania SA (Romania)	91,728	572,049
Bancolombia SA ADR (Colombia)	19,946	801,829
Bangkok Bank PCL NVDR (Thailand)	319,500	1,391,745
BDO Unibank, Inc. (Philippines)	504,725	1,351,617
China Merchants Bank Co., Ltd., Class H (China)	151,800	893,218
Commercial International Bank Egypt (CIB) (Egypt)	344,983	562,465
Credicorp, Ltd. (Peru)	44,743	8,329,357
Equity Group Holdings PLC (Kenya)	1,408,729	514,367
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	109,643	761,224
HDFC Bank, Ltd. (India)	601,900	12,801,493
Hong Leong Financial Group BHD (Malaysia)	236,900	926,237
ICICI Bank, Ltd. (India)	114,956	1,810,844
IndusInd Bank, Ltd. (India)	527,293	3,973,570
Intercorp Financial Services, Inc. (Peru)	24,326	805,920
JB Financial Group Co., Ltd. (South Korea)	101,631	1,208,587
Kasikornbank PCL NVDR (Thailand)	310,043	1,482,385
KB Financial Group, Inc. (South Korea)	13,719	737,426
Metropolitan Bank & Trust Co. (Philippines)	705,040	900,032
Military Commercial Joint Stock Bank (Vietnam)	1,310,683	1,240,391
OTP Bank Nyrt. (Hungary)	16,810	1,132,625

	Shares	Value
PT Bank Mandiri Persero Tbk (Indonesia)	3,499,800	$1,095,643
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	3,800,000	963,145
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	5,173,613	1,251,346
Saudi Awwal Bank (Saudi Arabia)	110,200	1,096,406
Shinhan Financial Group Co., Ltd. (South Korea)	163,517	5,221,160
The Commercial Bank PSQC (Qatar)	375,000	430,277
The Saudi National Bank (Saudi Arabia)	201,200	1,921,385
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	1,231,800	1,329,933
		64,523,965
Financial Services: 2.7%
AEON Credit Service (M) BHD (Malaysia)	615,900	864,877
Chailease Holding Co., Ltd. (Taiwan)	263,081	924,415
Dlocal, Ltd., Class A(a) (Uruguay)	41,600	346,944
Fawry for Banking & Payment Technology Services SAE(a) (Egypt)	1,302,400	247,242
FirstRand, Ltd. (South Africa)	165,226	648,656
Grupo de Inversiones Suramericana SA (Colombia)	26,609	270,417
Kaspi.KZ JSC ADR (Kazakhstan)	6,139	570,006
KIWOOM Securities Co., Ltd. (South Korea)	1,100	95,550
Patria Investments, Ltd., Class A (Cayman Islands)	18,000	203,220
Samsung Card Co., Ltd. (South Korea)	26,200	715,460
XP, Inc., Class A (Brazil)	475,496	6,538,070
		11,424,857
Insurance: 3.6%
AIA Group, Ltd. (Hong Kong)	613,000	4,633,797
BB Seguridade Participacoes SA (Brazil)	98,300	694,213
China Pacific Insurance Group Co., Ltd., Class H (China)	258,600	816,338
Korean Reinsurance Co. (South Korea)	178,024	989,665
Old Mutual, Ltd. (South Africa)	800,842	520,192
Ping An Insurance Group Co. of China, Ltd., Class H (China)	148,157	883,951
Prudential PLC (Hong Kong)	434,740	4,690,376
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,553	1,113,519
Sanlam, Ltd. (South Africa)	171,818	773,203
		15,115,254
		91,064,076
Health Care: 3.8%
Health Care Equipment & Services: 2.5%
China Isotope & Radiation Corp. (China)	139,400	208,414
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	288,786	630,532
Narayana Hrudayalaya, Ltd.(b) (India)	100,000	1,971,339
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	356,730	1,147,061
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	1,312,000	1,004,389
Sinocare, Inc., Class A (China)	310,357	1,022,591
Sinopharm Group Co., Ltd., Class H (China)	1,261,214	2,936,707
2 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Sonoscape Medical Corp., Class A (China)	234,600	$942,435
Tofflon Science & Technology Group Co., Ltd., Class A (China)	555,160	987,731
		10,851,199
Pharmaceuticals, Biotechnology & Life Sciences: 1.3%
Adcock Ingram Holdings, Ltd. (South Africa)	181,041	478,815
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	647,700	710,011
China Medical System Holdings, Ltd. (China)	250,000	239,403
Dr Reddy's Laboratories, Ltd. (India)	109,760	1,463,627
Imeik Technology Development Co., Ltd., Class A (China)	38,000	942,648
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	244,494	1,658,650
		5,493,154
		16,344,353
Industrials: 5.8%
Capital Goods: 3.8%
BOC Aviation, Ltd.(b)(c) (China)	95,500	747,409
Chicony Power Technology Co., Ltd. (Taiwan)	249,000	856,511
Contemporary Amperex Technology Co., Ltd., Class A (China)	87,800	3,071,455
Doosan Bobcat, Inc. (South Korea)	33,288	1,139,800
Ferreycorp SAA (Peru)	564,750	484,243
Goldwind Science & Technology Co., Ltd., Class H (China)	1,517,200	955,244
Hanwha Aerospace Co., Ltd. (South Korea)	2,900	1,234,740
HD Hyundai Infracore Co., Ltd. (South Korea)	103,500	597,973
KOC Holding AS (Turkey)	191,034	822,667
Larsen & Toubro, Ltd. (India)	41,254	1,674,695
PT Astra International Tbk (Indonesia)	4,400,500	1,303,545
SFA Engineering Corp. (South Korea)	58,854	850,823
Shenzhen Inovance Technology Co., Ltd., Class A (China)	93,700	881,553
United Integrated Services Co., Ltd. (Taiwan)	124,153	1,715,184
		16,335,842
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,394	971,580
S-1 Corp. (South Korea)	4,700	206,633
		1,178,213
Transportation: 1.7%
Aramex PJSC(a) (United Arab Emirates)	952,044	736,172
Copa Holdings SA, Class A (Panama)	6,536	604,319
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	226,761
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	1,700	465,494
Gulf Warehousing Co. (Qatar)	609,367	517,380
Hyundai Glovis Co., Ltd. (South Korea)	11,708	897,887
International Container Terminal Services, Inc. (Philippines)	191,340	1,187,811
Movida Participacoes SA (Brazil)	442,100	380,396

	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	66,881	$673,827
SIMPAR SA(a) (Brazil)	611,500	435,067
Westports Holdings BHD (Malaysia)	1,089,100	1,175,559
		7,300,673
		24,814,728
Information Technology: 12.7%
Semiconductors & Semiconductor Equipment: 9.2%
ACM Research, Inc., Class A(a) (United States)	59,992	1,400,213
ASE Technology Holding Co., Ltd. (Taiwan)	368,000	1,612,581
Elan Microelectronics Corp. (Taiwan)	379,000	1,558,952
MediaTek, Inc. (Taiwan)	48,000	2,024,014
Novatek Microelectronics Corp. (Taiwan)	121,857	2,011,064
Powertech Technology, Inc. (Taiwan)	444,714	1,654,058
Realtek Semiconductor Corp. (Taiwan)	126,000	1,998,788
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	962,143	26,822,436
		39,082,106
Software & Services: 1.6%
Asseco Poland SA (Poland)	51,112	2,094,001
Shanghai Baosight Software Co., Ltd., Class A (China)	267,004	1,128,555
TOTVS SA (Brazil)	574,000	3,356,619
		6,579,175
Technology, Hardware & Equipment: 1.9%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	349,300	783,506
Lenovo Group, Ltd. (China)	1,397,271	1,896,673
Universal Scientific Industrial (Shanghai) Co., Ltd., Class A (China)	610,800	1,472,599
Wistron NeWeb Corp. (Taiwan)	450,806	1,903,230
Yageo Corp. (Taiwan)	104,599	1,530,904
Zhen Ding Technology Holding, Ltd. (Taiwan)	217,000	683,379
		8,270,291
		53,931,572
Materials: 5.5%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	195,500	219,835
Alpek SAB de CV, Class A (Mexico)	233,148	118,941
Alrosa PJSC(a)(d) (Russia)	215,620	25
Cemex SAB de CV ADR (Mexico)	770,614	4,323,144
EID Parry India, Ltd. (India)	151,948	1,391,572
GCC SAB de CV (Mexico)	25,600	234,753
Glencore PLC (Australia)	1,787,808	6,576,688
Indorama Ventures PCL NVDR (Thailand)	1,248,000	723,202
KCC Corp. (South Korea)	3,295	569,850
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	28,486	313,061
Mondi PLC (Austria)	22,589	336,775
Orbia Advance Corp. SAB de CV (Mexico)	223,435	169,341
PTT Global Chemical PCL NVDR (Thailand)	1,054,943	533,145
Sahara International Petrochemical Co. (Saudi Arabia)	38,524	213,233
Severstal PAO(a)(d) (Russia)	16,182	2
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 3

Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	1,052,160	$2,704,059
Suzano SA (Brazil)	10,700	99,266
Teck Resources, Ltd., Class B (Canada)	28,000	1,020,040
UPL, Ltd. (India)	261,003	1,937,157
Zhejiang NHU Co., Ltd., Class A (China)	674,763	2,081,260
		23,565,349
Real Estate: 1.8%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	242,749	358,824
Prologis Property Mexico SAB de CV REIT (Mexico)	188,516	605,311
		964,135
Real Estate Management & Development: 1.6%
China Resources Land, Ltd. (China)	318,129	1,062,806
Emaar Development PJSC (United Arab Emirates)	342,551	1,143,571
Greentown Service Group Co., Ltd.(b) (China)	3,890,871	2,131,234
Hang Lung Group, Ltd. (Hong Kong)	595,129	875,187
Megaworld Corp. (Philippines)	43,260,943	1,353,585
		6,566,383
		7,530,518
Utilities: 2.4%
China Gas Holdings, Ltd. (China)	741,876	676,822
China Water Affairs Group, Ltd. (China)	1,190,000	1,028,371
GAIL (India), Ltd. (India)	690,000	1,463,987
Huaneng Power International, Inc., Class H (China)	550,000	318,794
Jiangxi Hongcheng Environment Co., Ltd., Class A (China)	344,800	438,039
KunLun Energy Co., Ltd. (China)	722,900	705,311
Mahanagar Gas, Ltd.(b) (India)	86,896	1,401,832
Manila Electric Co. (Philippines)	73,500	705,182
NTPC, Ltd. (India)	366,387	1,524,250
Tenaga Nasional BHD (Malaysia)	472,943	1,426,331
The Hub Power Co., Ltd. (Pakistan)	500,000	262,122
YTL Power International BHD (Malaysia)	556,100	413,173
		10,364,214
Total Common Stocks (Cost $369,806,895)		$385,563,940
Preferred Stocks: 5.1%
	Shares	Value
Consumer Discretionary: 0.2%
Automobiles & Components: 0.2%
Hyundai Motor Co., Pfd 2 (South Korea)	9,547	$967,038
Consumer Staples: 0.3%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	142,771	533,771

	Shares	Value
Household & Personal Products: 0.2%
Amorepacific Corp., Pfd (South Korea)	17,010	$387,188
LG H&H Co., Ltd., Pfd (South Korea)	5,155	426,939
		814,127
		1,347,898
Financials: 2.7%
Banks: 2.7%
Itau Unibanco Holding SA, Pfd (Brazil)	2,097,480	11,545,154
Industrials: 0.0%
Capital Goods: 0.0%*
DL E&C Co., Ltd., Pfd (South Korea)	7,401	84,792
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	122,672
		207,464
Information Technology: 1.6%
Technology, Hardware & Equipment: 1.6%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	25,977	1,010,239
Samsung Electronics Co., Ltd., Pfd (South Korea)	174,879	5,656,803
		6,667,042
Utilities: 0.3%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	94,800	737,940
Cia Energetica de Minas Gerais, Pfd (Brazil)	200,000	359,593
		1,097,533
Total Preferred Stocks (Cost $26,769,767)		$21,832,129
Short-Term Investments: 4.3%
	Par Value/ Shares	Value
Repurchase Agreements: 2.7%
Bank of America(e) 4.35%, dated 3/31/25, due 4/1/25, maturity value $11,001,329	$11,000,000	$11,000,000
Fixed Income Clearing Corp.(e) 1.80%, dated 3/31/25, due 4/1/25, maturity value $429,624	429,603	429,603
		11,429,603
Money Market Fund: 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	6,849,515	6,849,515
Total Short-Term Investments (Cost $18,279,118)		$18,279,118
Total Investments In Securities (Cost $414,855,780)	99.9%	$425,675,187
Other Assets Less Liabilities	0.1%	466,255
Net Assets	100.0%	$426,141,442
4 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Note 4.125%, 6/15/26.
Total collateral value is $438,236.

Bank of America: U.S. Treasury Bonds 3.125%-4.375%, 5/15/40-11/15/41.
U.S. Treasury Inflation Indexed Note 0.125%, 4/15/26.Total collateral value is $11,221,358.

*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	309	6/20/25	$17,161,860	$(572,429)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
HSBC	4/10/25	USD	192,544	CNH	1,338,333	$8,230
State Street	4/10/25	USD	150,589	CNH	1,064,050	4,049
UBS	4/10/25	USD	150,549	CNH	1,064,050	4,009
Barclays	4/17/25	USD	224,307	CNH	1,592,041	4,953
Barclays	4/17/25	USD	224,235	CNH	1,592,045	4,881
JPMorgan	4/17/25	USD	224,178	CNH	1,592,043	4,824
Standard Chartered	4/17/25	USD	5,628,366	CNH	39,342,000	207,767
UBS	4/17/25	USD	224,323	CNH	1,592,044	4,969
UBS	4/17/25	USD	224,222	CNH	1,592,043	4,868
Citibank	5/15/25	USD	1,449,075	CNH	10,500,000	(295)
Standard Chartered	5/15/25	USD	3,003,377	CNH	21,700,000	8,011
Bank of America	5/22/25	USD	121,093	CNH	852,600	3,348
Standard Chartered	5/22/25	USD	6,162,371	CNH	42,979,890	226,809
State Street	5/22/25	USD	120,897	CNH	852,600	3,152
UBS	5/22/25	USD	120,856	CNH	852,601	3,111
UBS	5/22/25	USD	120,869	CNH	852,600	3,124
UBS	5/22/25	USD	120,869	CNH	852,599	3,124
HSBC	6/12/25	USD	1,869,984	CNH	13,212,000	42,807
UBS	6/12/25	USD	4,880,573	CNH	34,002,334	178,159
Citibank	7/10/25	USD	194,557	CNH	1,338,335	9,127
HSBC	7/10/25	USD	474,297	CNH	3,303,000	16,657
UBS	7/10/25	USD	6,144,340	CNH	42,721,599	225,149
UBS	7/17/25	USD	561,935	CNH	3,900,000	21,339
UBS	7/17/25	USD	560,361	CNH	3,900,000	19,764
Standard Chartered	8/14/25	USD	6,829,633	CNH	47,405,851	246,748
HSBC	9/11/25	USD	136,729	CNH	949,381	4,660
HSBC	9/11/25	USD	136,709	CNH	949,333	4,646
Standard Chartered	9/11/25	USD	6,138,667	CNH	42,548,326	219,727
State Street	9/11/25	USD	136,576	CNH	949,382	4,507
UBS	9/11/25	USD	136,679	CNH	949,333	4,617
UBS	9/11/25	USD	136,683	CNH	949,239	4,634
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 5

Portfolio of Investments (unaudited)
                March 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	9/25/25	USD	194,071	CNH	1,338,333	$7,727
HSBC	9/25/25	USD	195,186	CNH	1,338,334	8,842
UBS	9/25/25	USD	194,545	CNH	1,338,332	8,201
UBS	9/25/25	USD	194,125	CNH	1,338,333	7,781
Citibank	10/16/25	USD	13,272,611	CNH	95,300,000	(14,069)
Barclays	11/20/25	USD	972,744	CNH	7,000,350	(5,310)
Citibank	11/20/25	USD	972,722	CNH	7,000,000	(5,282)
Citibank	11/20/25	USD	972,638	CNH	6,999,300	(5,268)
UBS	11/20/25	USD	972,892	CNH	7,000,350	(5,161)
Citibank	12/11/25	USD	1,292,427	CNH	9,211,770	3,767
Citibank	12/11/25	USD	13,386,432	CNH	95,800,000	(15,295)
HSBC	12/11/25	USD	1,294,097	CNH	9,211,770	5,437
Barclays	1/15/26	USD	1,089,760	CNH	7,783,722	(1,318)
Barclays	1/15/26	USD	1,089,566	CNH	7,782,555	(1,349)
Standard Chartered	1/15/26	USD	1,087,340	CNH	7,783,723	(3,739)
HSBC	2/5/26	USD	1,143,387	CNH	8,160,809	(1,803)
Morgan Stanley	2/5/26	USD	1,143,707	CNH	8,160,809	(1,482)
Morgan Stanley	2/5/26	USD	1,145,833	CNH	8,178,382	(1,822)
HSBC	2/12/26	USD	444,493	CNH	3,182,928	(2,323)
HSBC	2/12/26	USD	444,284	CNH	3,182,940	(2,534)
JPMorgan	2/12/26	USD	592,321	CNH	4,243,920	(3,437)
UBS	2/12/26	USD	444,297	CNH	3,182,940	(2,522)
UBS	2/12/26	USD	444,259	CNH	3,182,940	(2,559)
Citibank	3/13/26	USD	654,261	CNH	4,630,398	3,264
UBS	3/13/26	USD	652,509	CNH	4,630,397	1,513
HSBC	3/20/26	USD	295,696	CNH	2,090,424	1,692
HSBC	3/20/26	USD	295,720	CNH	2,090,738	1,671
Morgan Stanley	3/20/26	USD	3,936,506	CNH	27,800,000	26,623
UBS	3/20/26	USD	295,992	CNH	2,090,738	1,944
TWD: Taiwan Dollar
Barclays	4/10/25	USD	170,886	TWD	5,400,000	8,455
Standard Chartered	4/10/25	TWD	11,149,425	USD	335,624	(251)
UBS	4/10/25	USD	183,782	TWD	5,749,425	10,840
Bank of America	4/17/25	USD	170,788	TWD	5,399,460	8,283
HSBC	4/17/25	USD	183,483	TWD	5,750,000	10,428
HSBC	4/17/25	USD	154,201	TWD	4,856,107	8,049
Standard Chartered	4/17/25	TWD	16,005,567	USD	482,154	(442)
Bank of America	5/15/25	USD	758,929	TWD	23,331,000	55,268
Barclays	5/15/25	USD	813,059	TWD	24,997,500	59,137
HSBC	5/15/25	USD	759,092	TWD	23,334,500	55,326
JPMorgan	5/15/25	USD	815,129	TWD	25,000,000	61,131
Bank of America	6/26/25	USD	815,728	TWD	25,001,250	59,501
Barclays	6/26/25	USD	762,266	TWD	23,334,500	56,454
JPMorgan	6/26/25	USD	814,771	TWD	25,001,250	58,544
HSBC	7/24/25	USD	7,488,718	TWD	238,628,000	255,551
JPMorgan	7/24/25	USD	539,895	TWD	16,950,008	26,115
JPMorgan	7/24/25	USD	539,808	TWD	16,949,983	26,029
UBS	7/24/25	USD	538,694	TWD	16,950,000	24,914
UBS	7/24/25	USD	539,981	TWD	16,950,009	26,201
HSBC	8/14/25	USD	368,440	TWD	11,450,006	20,808
HSBC	8/14/25	USD	370,982	TWD	11,450,000	23,351
JPMorgan	8/14/25	USD	368,582	TWD	11,449,988	20,950
JPMorgan	8/14/25	USD	368,499	TWD	11,450,006	20,867
Citibank	10/23/25	USD	3,563,330	TWD	110,000,000	205,291
Citibank	10/23/25	USD	3,615,151	TWD	111,672,000	206,070
HSBC	3/6/26	USD	793,648	TWD	25,349,104	11,111
JPMorgan	3/6/26	USD	792,353	TWD	25,352,907	9,698
State Street	3/6/26	USD	795,071	TWD	25,351,639	12,456
UBS	3/6/26	USD	793,767	TWD	25,352,908	11,113
Citibank	3/20/26	USD	86,646	TWD	2,787,571	487
Citibank	3/20/26	USD	259,922	TWD	8,362,716	1,445
Unrealized gain on currency forward contracts						2,934,105
Unrealized loss on currency forward contracts						(76,261)
Net unrealized gain on currency forward contracts						$2,857,844
6 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Currency Forward Contracts  (continued)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$16,180,510	$21,102,647	$—
Consumer Discretionary	41,129,811	36,477,387	—
Consumer Staples	15,952,729	10,505,669	—
Energy	12,382,400	4,217,972	5
Financials	19,321,200	71,742,876	—
Health Care	—	16,344,353	—
Industrials	3,043,346	21,544,621	226,761
Information Technology	5,540,338	48,391,234	—
Materials	6,278,546	17,286,776	27
Real Estate	964,135	6,566,383	—
Utilities	—	10,364,214	—
Preferred Stocks
Consumer Discretionary	—	967,038	—
Consumer Staples	533,771	814,127	—
Financials	11,545,154	—	—
Industrials	—	207,464	—
8 / Dodge & Cox Emerging Markets Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$—	$6,667,042	$—
Utilities	1,097,533	—	—
Short-Term Investments
Repurchase Agreements	—	11,429,603	—
Money Market Fund	6,849,515	—	—
Total Securities	$140,818,988	$284,629,406	$226,793
Other Investments
Futures Contracts
Depreciation	$(572,429)	$—	$—
Currency Forward Contracts
Appreciation	—	2,934,105	—
Depreciation	—	(76,261)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2025	$235,795
Net realized loss	(300,673)
Net change in unrealized appreciation	291,671
Balance at 3/31/2025	$226,793
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Emerging Markets Stock Fund / 9

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks: 65.1%
	Shares	Value
Communication Services: 5.9%
Media & Entertainment: 5.6%
Alphabet, Inc., Class A	461,300	$71,335,432
Alphabet, Inc., Class C	946,600	147,887,318
Baidu, Inc. ADR, Class A(a) (China)	445,200	40,971,756
Charter Communications, Inc., Class A(a)	556,394	205,047,881
Comcast Corp., Class A	3,775,948	139,332,481
EchoStar Corp., Class A(a)	1,063,449	27,203,025
Fox Corp., Class A	931,533	52,724,768
Fox Corp., Class B	475,980	25,088,906
Meta Platforms, Inc., Class A	133,000	76,655,880
News Corp., Class A	825,304	22,464,775
		808,712,222
Telecommunication Services: 0.3%
T-Mobile U.S., Inc.	136,261	36,342,171
		845,054,393
Consumer Discretionary: 4.1%
Automobiles & Components: 0.5%
Honda Motor Co., Ltd. ADR (Japan)	2,657,200	72,089,836
Consumer Discretionary Distribution & Retail: 2.7%
Alibaba Group Holding, Ltd. ADR (China)	971,100	128,408,553
Amazon.com, Inc.(a)	756,500	143,931,690
Prosus NV ADR (China)	9,801,211	90,759,214
The Gap, Inc.	1,480,578	30,514,712
		393,614,169
Consumer Durables & Apparel: 0.2%
VF Corp.	2,227,600	34,572,352
Consumer Services: 0.7%
Booking Holdings, Inc.	20,300	93,520,273
		593,796,630
Consumer Staples: 2.7%
Food, Beverage & Tobacco: 2.7%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,812,200	173,119,032
Imperial Brands PLC ADR (United Kingdom)	4,137,300	153,535,203
Molson Coors Beverage Co., Class B	890,314	54,193,413
		380,847,648
Energy: 3.3%
Baker Hughes Co., Class A	2,754,300	121,051,485
ConocoPhillips	525,224	55,159,025
Occidental Petroleum Corp.	4,450,015	219,652,740
The Williams Co., Inc.	1,263,100	75,482,856
		471,346,106
Financials: 15.9%
Banks: 5.0%
Banco Santander SA(b) (Spain)	15,217,592	102,497,417
BNP Paribas SA ADR (France)	3,648,600	152,365,536
Credicorp, Ltd. (Peru)	579,497	107,879,161
HDFC Bank, Ltd. ADR (India)	1,937,900	128,754,076
Wells Fargo & Co.	3,317,713	238,178,616
		729,674,806
Financial Services: 9.1%
Capital One Financial Corp.	819,826	146,994,802
Fidelity National Information Services, Inc.	1,997,300	149,158,364
Fiserv, Inc.(a)	1,611,300	355,823,379

	Shares	Value
LPL Financial Holdings, Inc.	108,628	$35,536,564
The Bank of New York Mellon Corp.	1,279,900	107,345,213
The Charles Schwab Corp.	4,156,300	325,355,164
The Goldman Sachs Group, Inc.	117,600	64,243,704
UBS Group AG, NY Shs (Switzerland)	1,119,200	34,281,096
XP, Inc., Class A (Brazil)	6,401,700	88,023,375
		1,306,761,661
Insurance: 1.8%
Aegon, Ltd., NY Shs (Netherlands)	5,332,603	35,141,854
AIA Group, Ltd. ADR (Hong Kong)	2,620,700	79,276,175
MetLife, Inc.	1,751,742	140,647,365
		255,065,394
		2,291,501,861
Health Care: 16.6%
Health Care Equipment & Services: 7.7%
Baxter International, Inc.	2,436,300	83,394,549
CVS Health Corp.	4,897,400	331,798,850
Fresenius Medical Care AG ADR (Germany)	4,173,510	103,920,399
GE HealthCare Technologies, Inc.	740,600	59,773,826
Humana, Inc.	613,400	162,305,640
Medtronic PLC	623,700	56,045,682
The Cigna Group	474,065	155,967,385
UnitedHealth Group, Inc.	161,172	84,413,835
Zimmer Biomet Holdings, Inc.	622,100	70,409,278
		1,108,029,444
Pharmaceuticals, Biotechnology & Life Sciences: 8.9%
Alnylam Pharmaceuticals, Inc.(a)	130,900	35,345,618
Avantor, Inc.(a)	3,901,600	63,244,936
Bayer AG ADR (Germany)	6,249,700	37,623,194
BioMarin Pharmaceutical, Inc.(a)	955,200	67,523,088
Bristol-Myers Squibb Co.	254,000	15,491,460
Elanco Animal Health, Inc.(a)	5,759,600	60,475,800
Gilead Sciences, Inc.	1,854,580	207,805,689
GSK PLC ADR (United Kingdom)	5,506,295	213,313,868
Haleon PLC ADR (United Kingdom)	13,365,913	137,535,245
Incyte Corp.(a)	1,288,900	78,042,895
Neurocrine Biosciences, Inc.(a)	304,000	33,622,400
Regeneron Pharmaceuticals, Inc.	137,900	87,460,317
Roche Holding AG ADR (Switzerland)	1,804,300	74,246,945
Sanofi SA ADR (France)	3,123,965	173,255,099
		1,284,986,554
		2,393,015,998
Industrials: 6.4%
Capital Goods: 4.6%
Ashtead Group PLC(c) (United Kingdom)	1,934,200	104,453,039
Daikin Industries, Ltd. (Japan)	355,000	38,541,410
Fortive Corp.	1,250,000	91,475,000
GE Aerospace	253,000	50,637,950
Johnson Controls International PLC	1,912,314	153,195,474
RTX Corp.	1,737,600	230,162,496
		668,465,369
Transportation: 1.8%
FedEx Corp.	524,034	127,749,009
Norfolk Southern Corp.	524,500	124,227,825
		251,976,834
		920,442,203
1 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Common Stocks (continued)
	Shares	Value
Information Technology: 2.7%
Semiconductors & Semiconductor Equipment: 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,279,000	$63,533,521
Software & Services: 1.4%
Cognizant Technology Solutions Corp., Class A	575,000	43,987,500
Microsoft Corp.	401,700	150,794,163
		194,781,663
Technology, Hardware & Equipment: 0.9%
Cisco Systems, Inc.	635,500	39,216,705
Coherent Corp.(a)	99,900	6,487,506
HP, Inc.	1,022,330	28,308,318
TE Connectivity PLC (Switzerland)	419,336	59,260,563
		133,273,092
		391,588,276
Materials: 3.5%
Air Products & Chemicals, Inc.	484,409	142,861,902
Akzo Nobel NV ADR (Netherlands)	2,126,200	43,523,314
Celanese Corp.	815,032	46,269,367
Glencore PLC(c) (Australia)	16,719,700	61,505,626
International Flavors & Fragrances, Inc.	1,160,100	90,035,361
LyondellBasell Industries NV, Class A	1,022,400	71,976,960
Nutrien, Ltd. (Canada)	1,045,100	51,910,117
		508,082,647
Real Estate: 2.3%
Equity Real Estate Investment Trusts (Reits): 2.3%
Gaming & Leisure Properties, Inc. REIT	1,086,054	55,280,149
SBA Communications Corp. REIT, Class A	595,800	131,081,958
Sun Communities, Inc. REIT	1,108,900	142,648,896
		329,011,003
Utilities: 1.7%
American Electric Power Co., Inc.	860,600	94,037,762
Dominion Energy, Inc.	2,722,500	152,650,575
		246,688,337
Total Common Stocks (Cost $6,755,193,954)		$9,371,375,102
Debt Securities: 33.0%
	Par Value	Value
U.S. Treasury: 4.3%
U.S. Treasury Inflation Indexed
1.625%, 10/15/29(d)	$168,564,790	$170,940,006
1.50%, 2/15/53(d)	15,871,973	13,202,017
U.S. Treasury Note/Bond
4.25%, 12/31/26	29,813,000	29,966,723
4.125%, 1/31/27	14,849,000	14,899,463
4.125%, 2/28/27	32,108,000	32,229,659
4.50%, 4/15/27	2,105,000	2,129,257
4.50%, 5/15/27	97,900,000	99,062,563
4.625%, 4/30/29	31,559,000	32,381,260
4.625%, 11/15/44	127,000,000	127,158,750
4.25%, 8/15/54	65,698,000	62,012,753
4.50%, 11/15/54	31,047,000	30,590,997
		614,573,448
Government-Related: 1.1%
Agency: 0.7%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,355,582
Petroleos Mexicanos (Mexico)

	Par Value	Value
6.70%, 2/16/32	$38,299,000	$33,652,521
6.375%, 1/23/45	10,725,000	7,222,858
6.75%, 9/21/47	11,625,000	7,948,830
7.69%, 1/23/50	65,530,000	49,155,548
		102,335,339
Local Authority: 0.2%
State of Illinois GO
5.10%, 6/1/33	35,656,471	35,587,775
		35,587,775
Sovereign: 0.2%
Colombia Government International (Colombia)
7.75%, 11/7/36	9,425,000	9,149,978
5.625%, 2/26/44	8,100,000	6,034,095
5.00%, 6/15/45	8,300,000	5,571,375
8.375%, 11/7/54	3,875,000	3,697,719
		24,453,167
		162,376,281
Securitized: 15.8%
Asset-Backed: 2.6%
Auto Loan: 0.9%
Ford Credit Auto Owner Trust
Series 2023-B A3, 5.23%, 5/15/28	10,520,000	10,600,943
Series 2024-B A3, 5.10%, 4/15/29	12,828,000	12,988,544
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	12,556,000	12,572,138
Honda Auto Receivables Owner Trust
Series 2024-4 A3, 4.33%, 5/15/29	13,002,000	12,990,801
Hyundai Auto Receivables Trust
Series 2024-B A3, 4.84%, 3/15/29	33,250,000	33,491,029
Series 2025-A A3, 4.32%, 10/15/29	3,466,000	3,461,638
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	12,823,000	12,928,045
Volkswagen Auto Loan Enhanced Trust
Series 2025-1 A3, 4.50%, 8/20/29	21,413,000	21,476,835
		120,509,973
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	179,668	181,013
		181,013
Other: 0.1%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	10,125,861	10,397,973
8.20%, 4/6/28(e)	6,892,920	7,028,318
		17,426,291
Student Loan: 1.6%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 5.604%, 3/25/66(e)	25,581,204	25,807,808
+1.414%, Series 2016-6A A3, 5.754%, 3/25/66(e)	18,024,994	18,267,246
+0.914%, Series 2017-5A A, 5.254%, 7/26/66(e)	3,738,556	3,716,224
+1.264%, Series 2017-1A A3, 5.604%, 7/26/66(e)	3,893,420	3,924,976
+1.164%, Series 2017-2A A, 5.504%, 12/27/66(e)	5,709,635	5,773,012
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.864%, Series 2018-2A A3, 5.204%, 3/25/67(e)	$57,101,523	$56,850,402
+1.114%, Series 2019-2A A2, 5.454%, 2/27/68(e)	2,503,591	2,505,337
+0.814%, Series 2016-1A A, 5.154%, 2/25/70(e)	4,142,833	4,136,981
+0.664%, Series 2021-2A A1B, 5.004%, 2/25/70(e)	10,953,012	10,866,172
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.254%, 3/25/26	32,969,252	32,885,088
United States 90 Day Average SOFR
+0.861%, Series 2005-9 A7A, 5.418%, 1/25/41	3,063,007	3,038,945
+0.431%, Series 2006-2 A6, 4.988%, 1/25/41	6,158,361	5,982,071
+0.421%, Series 2006-8 A6, 4.978%, 1/25/41	3,343,622	3,238,075
+0.811%, Series 2004-3A A6B, 5.368%, 10/25/64(e)	13,357,289	13,267,668
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	3,458,079	3,410,930
Series 2023-C A1A, 5.67%, 11/15/52(e)	9,123,662	9,257,012
Series 2023-A A1A, 5.38%, 1/15/53(e)	12,502,284	12,652,549
Series 2023-D A1A, 6.15%, 9/15/53(e)	11,783,102	12,383,884
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,226,721	1,238,497
		229,202,877
		367,320,154
CMBS: 0.0%
Agency CMBS: 0.0%*
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.326%, 3/25/26(f)	9,220,719	92,969
Series K056 X1, 1.229%, 5/25/26(f)	3,916,309	41,572
Series K064 X1, 0.59%, 3/25/27(f)	8,409,704	81,657
Series K065 X1, 0.655%, 4/25/27(f)	40,738,948	485,901
Series K066 X1, 0.731%, 6/25/27(f)	34,875,828	451,876
Series K069 X1, 0.34%, 9/25/27(f)	212,063,835	1,613,042
Series K090 X1, 0.706%, 2/25/29(f)	177,032,437	4,395,043
		7,162,060
		7,162,060
Mortgage-Related: 13.2%
CMO & REMIC: 2.7%
Dept. of Veterans Affairs
Series 1995-2C 3A, 8.793%, 6/15/25	4,177	4,168
Series 2002-1 2J, 6.50%, 8/15/31	1,665,049	1,669,112
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	619,341	629,289
Trust 2009-30 AG, 6.50%, 5/25/39	480,675	510,548
Trust 2020-45 HD, 3.50%, 7/25/40	720,507	681,761
Trust 2001-T7 A1, 7.50%, 2/25/41	480,667	507,630
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	263,956	270,088
Trust 2001-T4 A1, 7.50%, 7/25/41	462,387	468,833
Trust 2001-T8 A1, 7.50%, 7/25/41	387,405	392,647
Trust 2001-W3 A, 7.00%, 9/25/41(f)	229,502	229,520
Trust 2001-T10 A2, 7.50%, 12/25/41	255,012	260,430
Trust 2013-106 MA, 4.00%, 2/25/42	2,995,170	2,969,493
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	428,554	424,775
Trust 2002-W8 A2, 7.00%, 6/25/42	666,292	694,771
Trust 2003-W2 1A2, 7.00%, 7/25/42	491,495	512,148

	Par Value	Value
Trust 2003-W2 1A1, 6.50%, 7/25/42	$1,048,842	$1,088,879
Trust 2003-W4 4A, 5.256%, 10/25/42(f)	497,534	507,221
Trust 2012-121 NB, 7.00%, 11/25/42	496,355	524,441
Trust 2013-19 ZA, 3.50%, 3/25/43	17,052,370	16,027,053
Trust 2004-T1 1A2, 6.50%, 1/25/44	340,317	348,654
Trust 2004-W2 5A, 7.50%, 3/25/44	431,205	446,591
Trust 2004-W8 3A, 7.50%, 6/25/44	73,880	75,732
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,010,690	1,047,982
Trust 2009-11 MP, 7.00%, 3/25/49	1,049,572	1,123,961
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 5.004%, 9/25/43	1,805,548	1,784,268
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	11,288,297	11,376,849
Series T-51 1A, 6.50%, 9/25/43(f)	101,984	106,001
Series T-59 1A1, 6.50%, 10/25/43	3,727,467	3,802,207
Series 4281 BC, 4.50%, 12/15/43(f)	10,858,281	10,833,096
Series 4384 DZ, 2.50%, 9/15/44	20,255,620	17,749,082
Series 4680 GZ, 3.50%, 3/15/47	13,830,482	12,445,367
United States 30 Day Average SOFR
+0.724%, Series 314 F2, 5.073%, 9/15/43	4,390,140	4,347,987
Ginnie Mae
CME Term SOFR 1 Month
+0.734%, Series 2014-H18 FA, 5.043%, 9/20/64	1,210,599	1,208,222
+0.814%, Series 2020-H02 FA, 5.123%, 1/20/70	14,151,018	14,089,151
+0.764%, Series 2020-H01 FV, 5.073%, 1/20/70	19,334,708	19,216,759
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.894%, 2/20/67	6,012,976	5,983,114
+0.8%, Series 2023-H05 FJ, 5.144%, 2/20/68	32,077,045	32,003,034
+0.41%, Series 2022-H06 FC, 4.754%, 8/20/68	30,429,854	30,044,433
+1.02%, Series 2023-H08 FE, 5.364%, 8/20/71	21,320,364	21,411,741
+1%, Series 2022-H20 FB, 5.344%, 8/20/71	29,750,900	29,779,202
+0.82%, Series 2022-H04 HF, 5.164%, 2/20/72	6,732,098	6,702,162
+0.67%, Series 2022-H09 FA, 5.014%, 4/20/72	20,496,732	20,264,678
+0.74%, Series 2022-H09 FC, 5.084%, 4/20/72	25,222,878	25,007,752
+0.97%, Series 2022-H11 EF, 5.314%, 5/20/72	14,917,119	14,954,488
CME Term SOFR 12 Month
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	7,831,001	7,926,107
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	9,510,806	9,518,163
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	6,002,983	6,007,385
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	15,221,443	15,192,427
+0.795%, Series 2018-H08 GF, 6.053%, 5/20/68	3,918,475	3,901,970
+0.965%, Series 2018-H13 BF, 6.015%, 6/20/68	12,097,320	12,124,864
3 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
+0.995%, Series 2019-H04 EF, 5.154%, 11/20/68	$15,565,695	$15,582,748
+0.965%, Series 2019-H01 FV, 5.199%, 12/20/68	1,757,203	1,757,249
		386,536,233
Federal Agency Mortgage Pass-Through: 10.5%
Fannie Mae, 15 Year
4.50%, 1/1/27	32,759	32,586
3.50%, 1/1/27 - 12/1/29	1,090,945	1,075,955
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	9,618,295	9,473,573
4.50%, 1/1/31 - 12/1/34	12,134,347	12,115,179
3.50%, 4/1/36 - 4/1/37	6,439,182	6,208,780
2.50%, 4/1/42	34,865,386	30,740,152
3.00%, 8/1/42	21,616,832	19,494,059
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	3,745,030	3,902,119
5.50%, 7/1/33 - 8/1/37	2,687,989	2,740,927
6.00%, 9/1/36 - 8/1/37	3,273,937	3,384,731
7.00%, 8/1/37	116,598	123,234
4.50%, 3/1/40	436,944	431,512
5.00%, 12/1/48 - 3/1/49	2,729,042	2,725,712
2.50%, 6/1/50 - 10/1/50	115,958,998	97,784,229
2.00%, 9/1/50 - 12/1/50	84,356,392	68,151,753
3.00%, 3/1/52	29,189,338	25,556,139
3.50%, 4/1/52 - 8/1/52	424,954,470	385,795,406
4.00%, 1/1/53 - 7/1/53	106,173,614	99,104,133
Fannie Mae, 40 Year
4.50%, 6/1/56	12,612,092	12,176,490
Fannie Mae, Hybrid ARM
7.113%, 9/1/34(f)	150,149	153,333
6.082%, 12/1/34(f)	154,924	155,125
6.54%, 1/1/35(f)	204,582	207,816
6.384%, 1/1/35(f)	213,735	219,135
7.269%, 8/1/35(f)	106,049	108,051
6.443%, 5/1/37(f)	385,882	393,543
6.78%, 11/1/40(f)	164,339	167,339
6.52%, 12/1/40(f)	354,074	363,108
6.316%, 11/1/43(f)	587,824	605,011
6.298%, 4/1/44(f)	1,321,318	1,365,284
6.369%, 11/1/44(f)	1,555,686	1,601,130
6.225%, 12/1/44(f)	1,176,109	1,209,653
7.09%, 9/1/45(f)	426,627	437,875
6.589%, 12/1/45(f)	1,043,541	1,073,310
6.43%, 1/1/46(f)	403,367	413,235
2.961%, 4/1/46(f)	1,315,924	1,345,017
2.519%, 12/1/46(f)	2,817,259	2,803,661
7.45%, 6/1/47(f)	532,730	549,901
7.483%, 7/1/47(f)	1,172,674	1,210,849
7.282%, 8/1/47(f)	1,231,164	1,270,014
3.901%, 1/1/49(f)	1,215,925	1,259,540
1.935%, 4/1/52(f)	13,802,564	12,794,005
1.96%, 4/1/52(f)	34,116,336	30,280,478
2.313%, 4/1/52(f)	20,185,539	18,172,596
2.638%, 7/1/52(f)	15,915,462	14,602,195
Freddie Mac, Hybrid ARM
7.491%, 5/1/34(f)	210,483	212,453
6.75%, 10/1/35(f)	285,989	296,358
6.816%, 4/1/37(f)	522,153	536,057
7.376%, 9/1/37(f)	425,717	439,196
7.384%, 1/1/38(f)	100,745	102,657
6.944%, 2/1/38(f)	311,748	321,403
7.585%, 7/1/38(f)	43,147	44,480
6.666%, 10/1/38(f)	131,772	133,166

	Par Value	Value
7.305%, 10/1/41(f)	$74,904	$77,245
7.292%, 8/1/42(f)	539,494	558,771
7.245%, 5/1/44(f)	1,440,237	1,482,974
7.36%, 5/1/44(f)	69,791	71,162
7.365%, 6/1/44(f)	525,469	535,700
7.495%, 6/1/44(f)	482,000	501,120
6.924%, 1/1/45(f)	1,242,049	1,279,241
7.314%, 10/1/45(f)	756,639	780,133
7.286%, 10/1/45(f)	956,273	985,321
7.505%, 7/1/47(f)	679,161	699,798
4.621%, 1/1/49(f)	3,573,458	3,700,366
3.268%, 1/1/49(f)	7,866,501	7,616,725
3.737%, 3/1/49(f)	901,686	905,621
2.305%, 5/1/52(f)	13,114,312	11,760,785
2.027%, 5/1/52(f)	37,816,881	33,709,191
4.136%, 1/1/53(f)	8,062,356	7,917,485
Freddie Mac Gold, 15 Year
4.50%, 9/1/26	13,469	13,412
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	164,930	170,205
4.50%, 4/1/31 - 6/1/31	1,617,962	1,621,830
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,227,633	1,280,495
7.00%, 11/1/37 - 9/1/38	1,118,677	1,192,290
5.50%, 12/1/37	135,608	138,304
6.00%, 2/1/39	326,737	341,080
4.50%, 9/1/41 - 6/1/42	9,314,456	9,177,513
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	99,417,802	89,728,042
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	110,721,688	93,494,565
2.00%, 9/1/50	70,652,832	57,085,400
3.00%, 2/1/52 - 6/1/52	118,513,605	103,423,654
3.50%, 5/1/52 - 8/1/53	171,985,632	155,772,422
4.00%, 10/1/52 - 3/1/53	27,722,532	25,869,206
4.50%, 1/1/54	27,732,518	26,544,364
Ginnie Mae, 30 Year
7.50%, 10/15/25	602	601
		1,514,298,664
		1,900,834,897
		2,275,317,111
Corporate: 11.8%
Financials: 5.1%
Bank of America Corp.
4.45%, 3/3/26	3,970,000	3,963,566
4.25%, 10/22/26	2,970,000	2,960,569
4.183%, 11/25/27	7,925,000	7,853,822
3.846%, 3/8/37(g)	40,560,000	36,404,487
Barclays PLC (United Kingdom)
5.829%, 5/9/27(g)	7,700,000	7,793,935
4.836%, 5/9/28	4,525,000	4,509,168
5.501%, 8/9/28(g)	10,750,000	10,909,936
5.746%, 8/9/33(g)	9,500,000	9,653,924
6.224%, 5/9/34(g)	2,800,000	2,916,842
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,191,036
4.625%, 3/13/27(e)	12,175,000	12,133,532
2.588%, 8/12/35(e)(g)	6,500,000	5,592,005
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,283,602
2.75%, 10/1/26	22,161,000	21,484,171
2.90%, 3/15/30	7,270,000	6,546,145
3.25%, 1/30/31	5,850,000	5,239,556
6.50%, 1/15/34	14,850,000	15,657,091
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
Capital One Financial Corp.
4.20%, 10/29/25	$11,475,000	$11,430,050
4.927%, 5/10/28(g)	10,075,000	10,109,144
7.624%, 10/30/31(g)	10,600,000	11,805,370
Citigroup, Inc.
5.95%, (g)(h)(i)	67,677,000	67,546,011
6.25%, (g)(h)(i)	45,886,000	46,158,838
4.412%, 3/31/31(g)	6,000,000	5,846,580
United States 90 Day Average SOFR
+6.63%, 10.919%, 10/30/40(h)	37,080,925	44,259,792
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(g)	5,525,000	5,579,676
4.762%, 3/29/33(g)	32,986,000	31,498,643
6.50%, 5/2/36	17,805,000	18,857,584
6.50%, 9/15/37	3,265,000	3,477,468
JPMorgan Chase & Co.
1.04%, 2/4/27(g)	17,500,000	16,990,386
8.75%, 9/1/30(h)	25,692,000	30,275,894
2.739%, 10/15/30(g)	5,000,000	4,587,999
2.956%, 5/13/31(g)	11,793,000	10,723,345
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,093,008
3.75%, 3/18/28(g)	8,025,000	7,886,228
7.953%, 11/15/33(g)	14,000,000	15,936,592
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(g)	11,800,000	12,177,004
6.016%, 3/2/34(g)	13,000,000	13,552,683
3.032%, 11/28/35(g)	12,365,000	10,925,204
The Charles Schwab Corp.
5.643%, 5/19/29(g)	4,500,000	4,645,032
5.853%, 5/19/34(g)	2,500,000	2,611,156
6.136%, 8/24/34(g)	5,075,000	5,401,477
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(g)	12,695,000	12,459,431
UBS Group AG (Switzerland)
9.25%, (e)(g)(h)(i)	22,775,000	25,990,876
5.959%, 1/12/34(e)(g)	23,275,000	24,213,060
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(g)	29,960,000	31,616,130
5.459%, 6/30/35(e)(g)	7,325,000	7,197,368
Unum Group
6.75%, 12/15/28	8,417,000	8,996,100
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	27,932,719
4.10%, 6/3/26	3,376,000	3,355,322
4.30%, 7/22/27	13,145,000	13,090,590
2.572%, 2/11/31(g)	12,005,000	10,819,811
4.897%, 7/25/33(g)	11,000,000	10,841,698
5.389%, 4/24/34(g)	1,900,000	1,913,118
		740,894,774
Industrials: 5.8%
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	9,838,627
6.375%, 11/21/30(e)	6,200,000	6,492,665
6.50%, 11/21/33(e)	9,450,000	9,929,674
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	84,228,000	87,204,992
6.343%, 8/2/30	3,900,000	4,145,837
4.742%, 3/16/32	15,335,000	14,940,674
6.421%, 8/2/33	3,900,000	4,162,419
Cemex SAB de CV (Mexico)

	Par Value	Value
5.20%, 9/17/30(e)	$14,400,000	$14,068,084
3.875%, 7/11/31(e)	13,105,000	11,736,080
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	12,955,772
4.40%, 4/1/33	2,475,000	2,237,621
4.50%, 6/1/33(e)	21,105,000	17,999,245
4.25%, 1/15/34(e)	2,525,000	2,076,813
6.55%, 5/1/37	11,000,000	10,911,134
6.75%, 6/15/39	6,160,000	6,156,467
6.484%, 10/23/45	31,652,000	30,090,780
Cox Enterprises, Inc.
3.35%, 9/15/26(e)	14,932,000	14,666,231
3.50%, 8/15/27(e)	16,200,000	15,797,565
CVS Health Corp.
7.00%, 3/10/55(g)(h)	24,355,000	24,547,145
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,604
7.75%, 5/15/27	540,000	564,455
7.00%, 12/1/28	15,135,000	15,893,683
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,159,952
Fibercop SpA (Italy)
7.20%, 7/18/36(e)	8,688,000	8,366,198
7.721%, 6/4/38(e)	5,536,000	5,543,302
Ford Motor Credit Co. LLC
5.125%, 6/16/25	16,100,000	16,089,292
3.375%, 11/13/25	9,350,000	9,238,383
4.389%, 1/8/26	18,850,000	18,743,044
4.542%, 8/1/26	18,304,000	18,069,426
2.70%, 8/10/26	12,700,000	12,246,956
4.95%, 5/28/27	10,000,000	9,854,679
7.35%, 11/4/27	4,000,000	4,144,764
6.80%, 5/12/28	3,100,000	3,183,856
HCA Healthcare, Inc.
5.00%, 3/1/28	2,425,000	2,444,752
5.25%, 3/1/30	8,610,000	8,712,150
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	25,360,530
3.50%, 7/26/26(e)	7,800,000	7,687,575
6.125%, 7/27/27(e)	11,425,000	11,775,215
3.875%, 7/26/29(e)	27,915,000	26,799,831
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,159,808
Mars, Inc.
4.45%, 3/1/27(e)	2,175,000	2,179,301
4.60%, 3/1/28(e)	10,025,000	10,065,321
4.80%, 3/1/30(e)	5,075,000	5,104,028
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,598,657
2.80%, 4/1/27	6,350,000	6,150,070
2.95%, 4/1/30	5,000,000	4,593,483
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	10,004,221
5.125%, 2/13/31	5,925,000	6,028,220
Prosus NV (China)
4.85%, 7/6/27(e)	14,200,000	14,114,331
3.68%, 1/21/30(e)	3,750,000	3,464,461
3.061%, 7/13/31(e)	38,650,000	33,340,313
4.193%, 1/19/32(e)	19,475,000	17,747,922
4.987%, 1/19/52(e)	6,779,000	5,265,103
Synopsys, Inc.
4.65%, 4/1/28	1,550,000	1,558,864
4.85%, 4/1/30	7,035,000	7,081,278
5.00%, 4/1/32	3,575,000	3,583,811
5 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(h)	$20,570,000	$20,551,061
5.875%, 8/15/76(g)(h)	7,465,000	7,413,118
5.30%, 3/15/77(g)(h)	29,935,000	28,861,752
5.50%, 9/15/79(g)(h)	9,435,000	9,099,605
Telecom Italia SPA (Italy)
7.721%, 6/4/38	2,676,000	2,771,536
The Cigna Group
7.875%, 5/15/27	17,587,000	18,687,059
4.375%, 10/15/28	5,211,000	5,171,224
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,661,036
3.375%, 4/15/29	6,500,000	6,174,261
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,959,643
5.25%, 6/6/29(e)	2,594,000	2,554,739
Union Pacific Corp.
6.176%, 1/2/31	2,015,314	2,088,577
VMware, Inc.
1.40%, 8/15/26	19,765,000	18,928,237
4.65%, 5/15/27	14,137,000	14,167,852
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(h)	18,300,000	18,847,737
		837,864,101
Utilities: 0.9%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,359,994
Dominion Energy, Inc.
5.00%, 6/15/30	13,450,000	13,516,062
NextEra Energy, Inc.
5.749%, 9/1/25	3,975,000	3,991,177
4.625%, 7/15/27	10,075,000	10,113,086
4.90%, 3/15/29	11,975,000	12,076,829
5.05%, 3/15/30	14,650,000	14,843,055
The Southern Co.
5.113%, 8/1/27	11,900,000	12,028,875
4.85%, 6/15/28	12,475,000	12,620,934
4.00%, 1/15/51(g)(h)	19,036,000	18,794,087
3.75%, 9/15/51(g)(h)	19,900,000	19,336,909
		128,681,008
		1,707,439,883
Total Debt Securities (Cost $4,875,747,026)		$4,759,706,723
Short-Term Investments: 1.6%
	Par Value/ Shares	Value
Repurchase Agreements: 1.0%
Bank of America(k) 4.35%, dated 3/31/25, due 4/1/25, maturity value $125,015,104	$125,000,000	$125,000,000
Fixed Income Clearing Corp.(k) 1.80%, dated 3/31/25, due 4/1/25, maturity value $14,370,809	14,370,090	14,370,090
Standard Chartered(k) 4.35%, dated 3/31/25, due 4/1/25, maturity value $5,000,604	5,000,000	5,000,000
		144,370,090

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	86,992,431	$86,992,431
Total Short-Term Investments (Cost $231,362,521)		$231,362,521
Total Investments In Securities (Cost $11,862,303,501)	99.7%	$14,362,444,346
Other Assets Less Liabilities	0.3%	37,178,252
Net Assets	100.0%	$14,399,622,598
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Hybrid security: characteristics of both a debt and equity security.
(i)	Perpetual security: no stated maturity date.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)
Repurchase agreements are collateralized by:

Fixed Income Clearing Corporation: U.S. Treasury Note 4.125%, 6/15/26.
Total collateral value is $14,657,549.

Bank of America: U.S. Treasury Inflation Indexed Note 1.00%,
2/15/48.Total collateral value is $127,515,504.

Standard Chartered: U.S. Treasury Inflation Indexed Note 2.375%,
10/15/28. Total collateral value is $5,100,694.

*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 6

Portfolio of Investments (unaudited)
                March 31, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(1,886)	6/20/25	$(533,101,475)	$3,645,829
Euro-Bobl— Short Position	(614)	6/6/25	(78,202,902)	457,174
Long-Term U.S. Treasury Bond— Long Position	700	6/18/25	82,096,875	1,994,638
				$6,097,641
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	4/10/25	USD	12,074,507	EUR	10,863,938	$322,403
Bank of America	4/10/25	USD	12,134,184	EUR	10,918,258	323,320
HSBC	4/10/25	USD	12,134,166	EUR	10,918,258	323,303
Morgan Stanley	4/10/25	USD	11,952,338	EUR	10,755,299	317,755
Barclays	1/8/26	USD	20,498,330	EUR	19,390,089	(794,428)
HSBC	1/8/26	USD	20,666,551	EUR	19,531,773	(781,793)
Unrealized gain on currency forward contracts						1,286,781
Unrealized loss on currency forward contracts						(1,576,221)
Net unrealized loss on currency forward contracts						$(289,440)
The listed counterparty may be the parent company or one of its subsidiaries.
7 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$845,054,393	$—
Consumer Discretionary	593,796,630	—
Consumer Staples	380,847,648	—
Energy	471,346,106	—
Financials	2,189,004,444	102,497,417
Health Care	2,393,015,998	—
Industrials	777,447,754	142,994,449
Information Technology	328,054,755	63,533,521
Materials	446,577,021	61,505,626
Real Estate	329,011,003	—
Utilities	246,688,337	—
Dodge & Cox Balanced Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$614,573,448
Government-Related	—	162,376,281
Securitized	—	2,275,317,111
Corporate	—	1,707,439,883
Short-Term Investments
Repurchase Agreements	—	144,370,090
Money Market Fund	86,992,431	—
Total Securities	$9,087,836,520	$5,274,607,826
Other Investments
Futures Contracts
Appreciation	$6,097,641	$—
Currency Forward Contracts
Appreciation	—	1,286,781
Depreciation	—	(1,576,221)
Security transactions. Security transactions are recorded on the trade date.
9 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities: 98.5%
	Par Value	Value
U.S. Treasury: 16.5%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$441,032,508	$366,842,765
2.125%, 2/15/54(a)	118,668,543	113,854,223
U.S. Treasury Note/Bond
4.00%, 7/31/29	391,881,000	392,906,627
3.75%, 6/30/30	1,063,387,000	1,051,590,051
4.00%, 7/31/30	912,345,000	913,093,406
3.75%, 12/31/30	1,447,735,000	1,428,054,852
4.00%, 1/31/31	149,045,000	148,858,694
4.625%, 4/30/31	645,865,000	666,098,736
4.25%, 6/30/31	496,820,000	502,312,191
4.125%, 7/31/31	248,405,000	249,394,740
3.875%, 8/15/34	1,391,095,000	1,355,882,908
3.375%, 8/15/42	818,780,000	701,943,934
4.00%, 11/15/42	148,735,000	138,747,677
4.50%, 2/15/44	819,750,000	809,983,449
4.125%, 8/15/44	1,045,585,000	979,582,447
4.625%, 11/15/44	1,640,126,000	1,642,176,158
2.875%, 5/15/52	1,078,820,000	783,282,321
3.00%, 8/15/52	431,883,000	321,601,002
4.00%, 11/15/52	619,740,000	558,903,805
4.125%, 8/15/53	2,110,356,000	1,944,660,090
4.75%, 11/15/53	298,095,000	304,697,339
4.25%, 2/15/54	99,365,000	93,620,461
4.50%, 11/15/54	100,000,000	98,531,250
		15,566,619,126
Government-Related: 3.6%
Agency: 1.9%
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	739,606,000	649,876,135
6.625%, 6/15/35	207,456,000	165,769,688
6.50%, 6/2/41	69,963,000	49,428,860
6.375%, 1/23/45	134,016,000	90,254,415
6.75%, 9/21/47	115,186,000	78,760,770
6.35%, 2/12/48	22,250,000	14,812,165
7.69%, 1/23/50	1,071,595,000	803,827,863
		1,852,729,896
Local Authority: 1.2%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,320,000	48,457,532
7.102%, 1/1/41	145,657,000	166,849,394
State of California GO
7.50%, 4/1/34	79,551,000	92,034,445
7.55%, 4/1/39	5,410,000	6,543,874
7.30%, 10/1/39	200,530,000	232,908,577
State of Illinois GO
5.10%, 6/1/33	595,849,411	594,701,448
		1,141,495,270
Sovereign: 0.5%
Colombia Government International (Colombia)
3.125%, 4/15/31	84,555,000	68,286,618
7.75%, 11/7/36	129,210,000	125,439,652
5.625%, 2/26/44	105,130,000	78,316,593
5.00%, 6/15/45	85,825,000	57,610,031
5.20%, 5/15/49	82,050,000	54,523,046
8.375%, 11/7/54	53,800,000	51,338,650
		435,514,590
		3,429,739,756

	Par Value	Value
Securitized: 50.0%
Asset-Backed: 6.7%
Auto Loan: 2.2%
BMW Vehicle Owner Trust
Series 2025-A A3, 4.56%, 9/25/29	$140,000,000	$140,655,354
Series 2025-A A4, 4.66%, 12/27/32	36,927,000	37,223,051
Ford Credit Auto Owner Trust
Series 2024-B A3, 5.10%, 4/15/29	180,290,000	182,546,347
Series 2024-C A3, 4.07%, 7/15/29	8,329,000	8,290,438
Series 2024-D A3, 4.61%, 8/15/29	66,768,000	67,195,769
Series 2025-A A3, 4.45%, 10/15/29	190,587,000	191,141,061
Series 2024-B A4, 4.96%, 5/15/30	15,510,000	15,764,265
Series 2024-C A4, 4.11%, 7/15/30	4,694,000	4,656,035
Series 2024-D A4, 4.66%, 9/15/30	15,500,000	15,641,969
GM Financial Consumer Automobile Receivables Trust
Series 2024-4 A3, 4.40%, 8/16/29	54,545,000	54,615,107
Series 2024-4 A4, 4.44%, 4/16/30	8,043,000	8,052,988
Honda Auto Receivables Owner Trust
Series 2024-3 A3, 4.57%, 3/21/29	34,001,000	34,142,818
Series 2024-4 A3, 4.33%, 5/15/29	87,537,000	87,461,604
Series 2025-1 A3, 4.57%, 9/21/29	344,060,000	345,824,959
Series 2024-3 A4, 4.51%, 11/21/30	9,463,000	9,488,041
Series 2024-4 A4, 4.35%, 12/16/30	11,350,000	11,339,709
Hyundai Auto Receivables Trust
Series 2024-C A3, 4.41%, 5/15/29	26,345,000	26,380,307
Series 2025-A A3, 4.32%, 10/15/29	167,498,000	167,287,179
Series 2024-C A4, 4.44%, 1/15/31	12,432,000	12,430,124
Series 2025-A A4, 4.40%, 4/15/31	20,422,000	20,392,046
Nissan Auto Receivables Owner Trust
Series 2024-B A3, 4.34%, 3/15/29	8,288,000	8,286,597
Series 2024-B A4, 4.35%, 9/15/31	16,509,000	16,475,698
Toyota Auto Receivables Owner Trust
Series 2024-C A3, 4.88%, 3/15/29	140,233,000	141,381,775
Series 2024-D A3, 4.40%, 6/15/29	59,620,000	59,738,203
Series 2025-A A3, 4.64%, 8/15/29	135,734,000	136,802,661
Series 2024-C A4, 4.83%, 11/15/29	50,417,000	51,070,646
Series 2024-D A4, 4.43%, 4/15/30	12,000,000	12,026,328
Series 2025-A A4, 4.76%, 5/15/30	34,797,000	35,284,659
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 A3, 4.63%, 7/20/29	104,700,000	105,338,178
Series 2025-1 A3, 4.50%, 8/20/29	44,040,000	44,171,289
Series 2024-1 A4, 4.67%, 6/20/31	14,000,000	14,091,171
Series 2025-1 A4, 4.61%, 7/21/31	45,885,000	46,058,355
		2,111,254,731
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2005-20D 1, 5.11%, 4/1/25	1,108	1,107
Series 2005-20E 1, 4.84%, 5/1/25	50,170	50,123
Series 2005-20G 1, 4.75%, 7/1/25	48,211	48,106
Series 2005-20H 1, 5.11%, 8/1/25	453	453
Series 2005-20I 1, 4.76%, 9/1/25	75,834	75,396
Series 2006-20A 1, 5.21%, 1/1/26	111,269	110,926
Series 2006-20B 1, 5.35%, 2/1/26	31,242	31,267
Series 2006-20C 1, 5.57%, 3/1/26	143,218	143,124
Series 2006-20G 1, 6.07%, 7/1/26	294,526	294,481
Series 2006-20H 1, 5.70%, 8/1/26	3,077	3,080
Series 2006-20I 1, 5.54%, 9/1/26	5,092	5,096
Series 2006-20J 1, 5.37%, 10/1/26	167,312	167,723
Series 2006-20L 1, 5.12%, 12/1/26	158,837	158,821
Series 2007-20A 1, 5.32%, 1/1/27	304,781	306,137
Series 2007-20C 1, 5.23%, 3/1/27	528,147	530,253
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
Series 2007-20D 1, 5.32%, 4/1/27	$510,595	$507,742
Series 2007-20G 1, 5.82%, 7/1/27	403,297	407,820
		2,841,655
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	77,801,995	79,892,768
8.20%, 4/6/28(b)	121,135,910	123,515,383
		203,408,151
Student Loan: 4.3%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.464%, Series 2016-1A A, 5.804%, 7/26/66(b)	10,553,693	10,670,511
+1.314%, Series 2017-1A A, 5.654%, 12/27/66(b)	25,172,309	25,375,014
+1.264%, Series 2020-2A A, 5.604%, 11/25/69(b)	4,291,198	4,323,711
+1.15%, Series 2024-1A A, 5.49%, 11/27/73(b)	135,291,030	135,544,822
+0.95%, Series 2025-1A A, 5.296%, 4/25/74(b)	399,000,000	398,595,793
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.764%, Series 2015-3 A2, 5.104%, 6/26/56	36,177,418	35,774,416
+1.614%, Series 2016-2A A3, 5.954%, 6/25/65(b)	28,009,984	28,502,360
+1.014%, Series 2019-1A A2, 5.354%, 12/27/67(b)	126,355,423	126,227,412
+0.714%, Series 2014-8 A3, 5.054%, 5/27/49	13,082,702	12,889,431
+1.364%, Series 2016-5A A, 5.704%, 6/25/65(b)	175,327,445	177,908,528
+1.464%, Series 2016-3A A3, 5.804%, 6/25/65(b)	2,146,678	2,172,187
+1.264%, Series 2016-7A A, 5.604%, 3/25/66(b)	160,792,572	162,216,905
+1.414%, Series 2016-6A A3, 5.754%, 3/25/66(b)	139,187,039	141,057,685
+0.914%, Series 2017-5A A, 5.254%, 7/26/66(b)	188,365,211	187,240,031
+1.164%, Series 2017-3A A3, 5.504%, 7/26/66(b)	217,438,794	220,016,009
+1.264%, Series 2017-1A A3, 5.604%, 7/26/66(b)	173,005,608	174,407,819
+1.114%, Series 2017-4A A3, 5.454%, 9/27/66(b)	108,614,854	108,780,524
+1.164%, Series 2017-2A A, 5.504%, 12/27/66(b)	123,361,097	124,730,417
+0.834%, Series 2018-1A A3, 5.174%, 3/25/67(b)	91,784,782	91,164,849
+0.914%, Series 2018-3A A3, 5.254%, 3/25/67(b)	101,355,322	101,004,886
+0.794%, Series 2018-4A A2, 5.134%, 6/27/67(b)	110,093,876	109,669,751
+1.114%, Series 2019-2A A2, 5.454%, 2/27/68(b)	108,112,747	108,188,145
+0.944%, Series 2019-3A A, 5.284%, 7/25/68(b)	42,662,619	42,761,157
+0.924%, Series 2019-4A A2, 5.264%, 7/25/68(b)	37,234,265	36,937,958
+1.164%, Series 2020-1A A1B, 5.504%, 6/25/69(b)	34,648,274	34,646,888

	Par Value	Value
+1.014%, Series 2020-2A A1B, 5.354%, 8/26/69(b)	$62,363,698	$62,773,004
+0.714%, Series 2021-1A A1B, 5.054%, 12/26/69(b)	39,017,666	38,724,558
+0.814%, Series 2016-1A A, 5.154%, 2/25/70(b)	117,524,211	117,358,219
+0.664%, Series 2021-2A A1B, 5.004%, 2/25/70(b)	49,538,497	49,145,736
Nelnet Student Loan Trust
CME Term SOFR 1 Month
+0.994%, Series 2020-5A A, 5.315%, 10/25/68(b)	43,803,575	43,869,929
United States 30 Day Average SOFR
+0.964%, Series 2017-3A A, 5.304%, 2/25/66(b)	12,714,924	12,689,999
+0.864%, Series 2019-1A A2, 5.204%, 4/25/67(b)	14,800,370	14,748,388
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 5.254%, 3/25/26	69,613,825	69,436,115
+1.314%, Series 2011-2 A2, 5.654%, 10/25/34	10,483,746	10,562,601
United States 90 Day Average SOFR
+0.891%, Series 2004-8A A6, 5.448%, 1/25/40(b)	59,035,986	58,589,515
+0.431%, Series 2005-4 A4, 4.988%, 7/25/40	9,266,486	9,073,917
+0.751%, Series 2007-6 A5, 5.308%, 4/27/43	35,922,772	34,781,111
+0.811%, Series 2004-3A A6A, 5.368%, 10/25/64(b)	30,840,290	30,633,370
+0.811%, Series 2004-3A A6B, 5.368%, 10/25/64(b)	18,995,533	18,868,083
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	1,011,568	1,006,202
Series 2017-B A2A, 2.82%, 10/15/35(b)	2,573,090	2,538,285
Series 2018-A A2A, 3.50%, 2/15/36(b)	15,295,712	15,065,329
Series 2018-B A2A, 3.60%, 1/15/37(b)	11,798,071	11,637,210
Series 2024-C A1A, 5.50%, 6/17/52(b)	33,136,956	33,786,334
Series 2023-C A1A, 5.67%, 11/15/52(b)	13,912,449	14,115,790
Series 2021-A APT2, 1.07%, 1/15/53(b)	22,096,355	19,748,102
Series 2023-D A1A, 6.15%, 9/15/53(b)	142,945,614	150,233,939
Series 2024-F A1A, 5.06%, 3/16/54(b)	56,780,809	57,092,820
Series 2024-A A1A, 5.24%, 3/15/56(b)	230,156,399	232,365,671
Series 2023-B A1A, 4.99%, 10/16/56(b)	150,023,288	148,781,920
Series 2024-E A1A, 5.09%, 10/16/56(b)	68,708,505	69,236,522
Series 2022-D A1A, 5.37%, 10/15/58(b)	131,761,784	132,984,072
		4,060,653,950
		6,378,158,487
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.326%, 3/25/26(c)	102,083,656	1,029,269
Series K056 X1, 1.229%, 5/25/26(c)	34,369,166	364,832
Series K062 X1, 0.274%, 12/25/26(c)	283,918,571	1,227,039
2 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
Series K064 X1, 0.59%, 3/25/27(c)	$358,277,550	$3,478,839
Series K065 X1, 0.655%, 4/25/27(c)	433,216,490	5,167,060
Series K066 X1, 0.731%, 6/25/27(c)	345,677,504	4,478,840
Series K067 X1, 0.564%, 7/25/27(c)	443,637,582	4,808,588
Series K069 X1, 0.34%, 9/25/27(c)	88,183,976	670,763
Series K070 X1, 0.32%, 11/25/27(c)	186,472,372	1,402,198
Series K071 X1, 0.28%, 11/25/27(c)	241,017,671	1,442,997
Series K089 X1, 0.54%, 1/25/29(c)	500,439,455	9,126,865
Series K091 X1, 0.559%, 3/25/29(c)	249,560,127	4,926,716
Series K092 X1, 0.71%, 4/25/29(c)	471,043,713	11,531,904
Series K093 X1, 0.941%, 5/25/29(c)	218,973,955	7,094,559
Series K094 X1, 0.875%, 6/25/29(c)	312,042,547	9,794,953
Series K095 X1, 0.949%, 6/25/29(c)	216,748,324	7,215,205
Series K096 X1, 1.119%, 7/25/29(c)	519,037,419	20,459,936
Series K097 X1, 1.087%, 7/25/29(c)	236,563,278	9,308,150
Series K098 X1, 1.138%, 8/25/29(c)	458,564,624	19,348,080
Series K099 X1, 0.88%, 9/25/29(c)	498,245,407	16,278,773
Series K101 X1, 0.831%, 10/25/29(c)	191,852,418	6,118,308
Series K102 X1, 0.819%, 10/25/29(c)	537,327,587	16,816,204
Series K152 X1, 0.952%, 1/25/31(c)	115,294,754	4,733,345
Series K154 X1, 0.29%, 11/25/32(c)	350,646,934	5,560,804
Series K-1511 X1, 0.775%, 3/25/34(c)	170,375,540	8,105,548
		180,489,775
		180,489,775
Mortgage-Related: 43.1%
CMO & REMIC: 4.6%
Dept. of Veterans Affairs
Series 1997-2 Z, 7.50%, 6/15/27	870,679	884,734
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	31,650	32,016
Trust 1998-58 PC, 6.50%, 10/25/28	209,461	212,294
Trust 2001-69 PQ, 6.00%, 12/25/31	348,332	359,562
Trust 2002-33 A1, 7.00%, 6/25/32	741,666	753,580
Trust 2002-69 Z, 5.50%, 10/25/32	51,313	52,665
Trust 2008-24 GD, 6.50%, 3/25/37	225,712	235,645
Trust 2007-47 PE, 5.00%, 5/25/37	552,436	563,317
Trust 2009-30 AG, 6.50%, 5/25/39	2,047,644	2,174,898
Trust 2009-40 TB, 6.00%, 6/25/39	1,051,724	1,101,330
Trust 2001-T3 A1, 7.50%, 11/25/40	32,414	33,046
Trust 2010-123 WT, 7.00%, 11/25/40	7,589,364	7,923,217
Trust 2001-T7 A1, 7.50%, 2/25/41	45,869	48,442
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	17,955	18,349
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	100,876	103,219
Trust 2001-T4 A1, 7.50%, 7/25/41	648,431	657,470
Trust 2011-58 AT, 4.00%, 7/25/41	2,367,793	2,304,020
Trust 2001-T10 A1, 7.00%, 12/25/41	574,552	584,824
Trust 2013-106 MA, 4.00%, 2/25/42	6,726,905	6,669,238
Trust 2012-15 PZ, 4.00%, 3/25/42	2,710,132	2,596,220
Trust 2012-47 VZ, 4.00%, 5/25/42	4,938,895	4,770,950
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	785,059	778,137
Trust 2002-W8 A2, 7.00%, 6/25/42	549,201	572,675
Trust 2002-90 A1, 6.50%, 6/25/42	1,678,645	1,721,228
Trust 2002-T16 A3, 7.50%, 7/25/42	1,518,976	1,613,861
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,080,906	3,210,364
Trust 2003-W4 3A, 4.645%, 10/25/42(c)	758,324	809,698
Trust 2012-121 NB, 7.00%, 11/25/42	264,750	279,731
Trust 2003-W1 2A, 5.192%, 12/25/42(c)	1,015,017	1,012,320
Trust 2003-7 A1, 6.50%, 12/25/42	1,422,789	1,446,446
Trust 2012-131 MZ, 3.50%, 12/25/42	12,750,918	11,718,937
Trust 2012-134 ZA, 3.00%, 12/25/42	36,341,099	32,487,387
Trust 2013-19 ZA, 3.50%, 3/25/43	10,579,593	9,943,468

	Par Value	Value
Trust 2013-72 Z, 3.00%, 7/25/43	$11,004,474	$9,954,377
Trust 2004-T1 1A2, 6.50%, 1/25/44	442,162	452,994
Trust 2004-W2 2A2, 7.00%, 2/25/44	46,034	47,695
Trust 2004-W2 5A, 7.50%, 3/25/44	680,538	704,822
Trust 2004-W8 3A, 7.50%, 6/25/44	524,993	538,150
Trust 2004-W15 1A2, 6.50%, 8/25/44	208,264	216,456
Trust 2014-58 MZ, 4.00%, 9/25/44	28,500,422	27,069,570
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,215,693	2,237,790
Trust 2014-61 ZV, 3.00%, 10/25/44	36,555,535	32,717,782
Trust 2014-68 MZ, 3.00%, 11/25/44	46,248,572	41,374,009
Trust 2001-79 BA, 7.00%, 3/25/45	124,196	126,173
Trust 2006-W1 1A1, 6.50%, 12/25/45	93,632	95,833
Trust 2006-W1 1A2, 7.00%, 12/25/45	570,278	590,096
Trust 2006-W1 1A3, 7.50%, 12/25/45	8,605	8,871
Trust 2006-W1 1A4, 8.00%, 12/25/45	517,006	535,921
Trust 2007-W10 1A, 6.027%, 8/25/47(c)	2,079,322	2,176,161
Trust 2007-W10 2A, 6.234%, 8/25/47(c)	644,233	670,076
Trust 2018-28 PT, 3.50%, 5/25/48	4,346,490	3,974,315
Trust 2018-55 MY, 3.50%, 8/25/48	4,141,651	3,710,207
United States 30 Day Average SOFR
+0.664%, Trust 2013-98 FA, 5.004%, 9/25/43	8,191,992	8,095,441
+0.514%, Trust 2004-W14 1AF, 4.854%, 7/25/44	610,481	577,267
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	29,388	30,641
Series 3312 AB, 6.50%, 6/15/32	654,313	681,312
Series T-41 2A, 4.65%, 7/25/32(c)	90,447	84,455
Series 2587 ZU, 5.50%, 3/15/33	954,450	984,882
Series 2610 UA, 4.00%, 5/15/33	451,600	438,133
Series T-48 1A, 4.359%, 7/25/33(c)	1,149,254	1,099,945
Series 2708 ZD, 5.50%, 11/15/33	3,275,151	3,388,141
Series 3204 ZM, 5.00%, 8/15/34	1,679,771	1,708,784
Series 3330 GZ, 5.50%, 6/15/37	264,884	266,073
Series 3427 Z, 5.00%, 3/15/38	794,901	810,942
Series 4197 LZ, 4.00%, 4/15/43	10,462,527	10,132,925
Series 4215 LZ, 3.50%, 6/15/43	29,070,194	27,076,529
Series T-51 1A, 6.50%, 9/25/43(c)	34,675	36,040
Series T-59 1A1, 6.50%, 10/25/43	2,442,290	2,491,261
Series 4283 DW, 4.50%, 12/15/43(c)	17,126,923	17,095,684
Series 4283 EW, 4.50%, 12/15/43(c)	10,566,746	10,404,519
Series 4281 BC, 4.50%, 12/15/43(c)	29,228,148	29,160,356
Series 4319 MA, 4.50%, 3/15/44(c)	5,823,967	5,769,571
Series 4358 Z, 3.00%, 6/15/44	17,786,238	16,045,440
Series 4375 MZ, 3.50%, 8/15/44	17,473,938	16,067,897
Series 4385 EZ, 3.00%, 9/15/44	37,724,926	32,923,260
Series 4422 GZ, 3.00%, 12/15/44	11,087,624	10,032,773
Series 4438 ZP, 3.50%, 2/15/45	6,059,444	5,556,457
Series 4434 LZ, 3.00%, 2/15/45	36,927,573	32,171,741
Series 4616 ZD, 2.50%, 9/15/46	20,807,379	17,614,276
Series 4653 PZ, 3.50%, 2/15/47	19,558,106	17,777,988
Series 4680 GZ, 3.50%, 3/15/47	14,096,871	12,685,078
Series 4700 KZ, 3.50%, 7/15/47	2,690,167	2,432,926
Series 4722 CZ, 3.50%, 9/15/47	10,926,040	10,039,499
Series 4818 ZB, 4.00%, 8/15/48	9,571,624	8,903,683
Series 5020 GT, 3.50%, 10/25/50	12,355,755	10,808,638
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	8,448,540	8,154,694
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	6,157,069	6,046,318
Series 2014-184 GZ, 3.50%, 12/20/44	5,506,448	5,144,984
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
Series 2015-24 Z, 3.50%, 2/20/45	$15,266,200	$14,272,265
Series 2015-69 DZ, 3.50%, 5/20/45	3,731,315	3,497,059
Series 2015-69 KZ, 3.50%, 5/20/45	12,179,508	11,414,865
CME Term SOFR 1 Month
+1.364%, Series 2020-H21 FL, 5.673%, 12/20/70	16,359,890	16,598,172
+0.764%, Series 2014-H21 FA, 5.073%, 10/20/64	2,947,753	2,942,889
+0.744%, Series 2015-H10 FB, 5.053%, 4/20/65	3,664,825	3,655,462
+0.714%, Series 2015-H18 FB, 5.023%, 7/20/65	1,899,464	1,894,480
+0.714%, Series 2015-H19 FK, 5.023%, 8/20/65	2,206,905	2,200,904
+0.734%, Series 2015-H23 FA, 5.043%, 9/20/65	555,285	553,827
+0.864%, Series 2016-H02 FB, 5.173%, 11/20/65	8,620,166	8,615,311
+1.014%, Series 2016-H09 FM, 5.323%, 3/20/66	5,231,592	5,237,371
+1.014%, Series 2016-H09 FH, 5.323%, 4/20/66	6,816,303	6,823,686
+0.894%, Series 2016-H19 FA, 5.203%, 9/20/66	2,811,322	2,810,302
+0.864%, Series 2016-H23 F, 5.173%, 10/20/66	15,274,810	15,343,279
+0.914%, Series 2016-H24 FB, 5.223%, 11/20/66	8,304,508	8,303,459
+0.924%, Series 2017-H02 GF, 5.233%, 12/20/66	3,458,093	3,457,962
+0.684%, Series 2017-H17 FB, 4.993%, 9/20/67	12,126,616	12,124,566
+0.614%, Series 2018-H20 FB, 4.923%, 6/20/68	15,167,009	15,090,652
+0.614%, Series 2018-H20 FE, 4.923%, 11/20/68	14,529,636	14,457,681
+0.714%, Series 2019-H15 F, 5.023%, 9/20/69	18,996,168	18,850,832
+0.714%, Series 2019-H18 LF, 5.023%, 11/20/69	17,012,804	16,962,453
+0.764%, Series 2019-H18 F, 5.073%, 11/20/69	20,340,467	20,314,166
+0.764%, Series 2019-H17 FB, 5.073%, 11/20/69	62,672,881	62,295,735
+0.764%, Series 2019-H20 AF, 5.073%, 11/20/69	12,865,840	12,751,644
+0.664%, Series 2020-H06 FA, 4.973%, 3/20/70	61,023,177	60,408,558
+0.964%, Series 2021-H16 HF, 5.273%, 9/20/71	6,153,262	6,152,327
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 4.894%, 2/20/67	21,751,655	21,643,632
+0.5%, Series 2022-H04 GF, 4.844%, 2/20/67	22,086,927	21,945,618
+0.5%, Series 2022-H07 FB, 4.844%, 1/20/68	82,472,279	81,902,915
+0.3%, Series 2022-H06 FA, 4.644%, 2/20/68	96,711,561	95,705,142
+0.5%, Series 2022-H07 AF, 4.844%, 2/20/68	30,249,148	30,030,214
+0.5%, Series 2022-H07 BF, 4.844%, 2/20/68	110,617,464	109,755,798

	Par Value	Value
+0.5%, Series 2022-H07 FH, 4.844%, 6/20/68	$6,132,486	$6,067,654
+0.41%, Series 2022-H06 FC, 4.754%, 8/20/68	55,217,226	54,517,850
+1.3%, Series 2023-H08 EF, 5.644%, 7/20/71	65,343,782	66,074,979
+1.02%, Series 2023-H08 FE, 5.364%, 8/20/71	40,292,279	40,464,968
+1%, Series 2022-H20 FB, 5.344%, 8/20/71	38,858,978	38,895,944
+1.45%, Series 2021-H12 EF, 5.794%, 8/20/71	38,050,594	38,975,688
+0.7%, Series 2021-H17 FA, 5.044%, 11/20/71	31,810,538	31,695,159
+0.82%, Series 2021-H19 FM, 5.164%, 12/20/71	36,813,518	36,659,435
+0.8%, Series 2022-H08 FL, 5.146%, 12/20/71	93,743,324	93,244,863
+0.8%, Series 2022-H02 FC, 5.144%, 1/20/72	112,354,852	112,649,121
+0.35%, Series 2022-H01 FA, 4.694%, 1/20/72	48,231,961	47,136,676
+0.82%, Series 2022-H04 HF, 5.164%, 2/20/72	171,396,768	170,634,601
+0.75%, Series 2022-H07 F, 5.094%, 2/20/72	27,705,874	27,620,696
+0.75%, Series 2022-H08 FE, 5.096%, 3/20/72	51,521,017	51,117,236
+0.74%, Series 2022-H09 FC, 5.084%, 4/20/72	64,785,059	64,232,507
+1%, Series 2022-H11 FG, 5.344%, 4/20/72	16,872,464	16,938,442
+0.95%, Series 2022-H10 FA, 5.294%, 5/20/72	101,688,008	101,881,805
+0.95%, Series 2022-H11 AF, 5.294%, 5/20/72	18,951,656	18,948,787
+0.9%, Series 2022-H11 F, 5.244%, 5/20/72	178,672,953	178,285,018
+0.97%, Series 2022-H11 EF, 5.314%, 5/20/72	43,136,348	43,244,409
+0.95%, Series 2022-H12 FA, 5.294%, 6/20/72	245,626,940	245,589,752
+1.1%, Series 2022-H23 FA, 5.444%, 10/20/72	231,683,526	235,307,126
+1.63%, Series 2023-H08 FG, 5.974%, 2/20/73	31,274,749	31,987,066
+1.42%, Series 2023-H13 FJ, 5.764%, 2/20/73	57,611,880	58,724,515
+1.1%, Series 2023-H08 FD, 5.444%, 3/20/73	139,540,518	140,579,955
+1.35%, Series 2023-H23 FH, 5.694%, 9/20/73	75,357,357	76,611,951
+2.1%, Series 2023-H23 DF, 6.444%, 9/20/73	78,295,051	80,820,474
CME Term SOFR 12 Month
+1.015%, Series 2016-H21 CF, 5.611%, 9/20/66	5,262,121	5,277,582
+0.995%, Series 2016-H27 BF, 5.186%, 12/20/66	9,834,677	9,848,927
+1.015%, Series 2017-H02 BF, 5.249%, 1/20/67	30,257,147	30,503,803
+1.025%, Series 2017-H02 FP, 5.259%, 1/20/67	13,391,585	13,422,098
4 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
+1.015%, Series 2017-H03 F, 5.249%, 1/20/67	$32,812,878	$33,211,387
+0.965%, Series 2017-H08 FG, 5.124%, 2/20/67	8,039,997	8,050,585
+0.915%, Series 2017-H07 FQ, 5.074%, 3/20/67	1,309,052	1,310,251
+1.015%, Series 2017-H10 FA, 6.072%, 4/20/67	8,951,308	8,968,216
+0.915%, Series 2017-H12 FQ, 5.942%, 5/20/67	15,393,229	15,406,983
+1.015%, Series 2017-H11 FB, 6.042%, 5/20/67	7,265,903	7,283,413
+0.915%, Series 2017-H13 FQ, 6.173%, 6/20/67	38,788,116	38,871,495
+1.015%, Series 2017-H14 FA, 6.273%, 6/20/67	7,434,064	7,460,193
+0.915%, Series 2017-H16 BF, 5.965%, 8/20/67	8,668,543	8,693,603
+0.985%, Series 2017-H17 FQ, 5.581%, 9/20/67	27,522,368	27,597,336
+0.965%, Series 2017-H18 GF, 5.561%, 9/20/67	7,750,749	7,769,263
+0.965%, Series 2017-H20 FB, 5.183%, 10/20/67	19,778,462	19,800,944
+0.945%, Series 2017-H20 BF, 5.163%, 10/20/67	67,290,678	67,342,735
+0.945%, Series 2017-H20 FG, 5.163%, 10/20/67	33,180,209	33,204,537
+0.935%, Series 2017-H21 FA, 5.153%, 10/20/67	10,770,198	10,774,894
+0.915%, Series 2017-H22 FK, 4.733%, 11/20/67	6,420,086	6,408,652
+0.935%, Series 2017-H22 FH, 4.753%, 11/20/67	9,062,823	9,051,537
+0.935%, Series 2017-H22 FA, 4.753%, 11/20/67	60,294,343	60,213,361
+0.775%, Series 2018-H02 GF, 4.938%, 12/20/67	24,902,016	24,854,545
+0.895%, Series 2017-H25 CF, 5.086%, 12/20/67	16,111,844	16,112,369
+0.875%, Series 2017-H25 FE, 5.066%, 12/20/67	15,096,385	15,088,240
+0.865%, Series 2018-H01 FL, 5.099%, 12/20/67	17,226,010	17,228,015
+0.865%, Series 2018-H01 FE, 5.099%, 1/20/68	7,723,266	7,723,472
+0.795%, Series 2018-H02 FA, 4.958%, 1/20/68	16,438,251	16,419,016
+0.775%, Series 2018-H02 HF, 4.938%, 1/20/68	46,697,630	46,639,290
+0.815%, Series 2018-H03 FD, 4.978%, 2/20/68	35,169,880	35,019,244
+0.865%, Series 2018-H02 PF, 5.028%, 2/20/68	16,086,645	16,082,868
+0.815%, Series 2018-H02 FM, 4.978%, 2/20/68	22,391,232	22,334,434
+0.755%, Series 2018-H05 BF, 4.914%, 2/20/68	23,183,008	23,145,371
+0.785%, Series 2018-H05 FE, 4.944%, 2/20/68	23,826,997	23,797,735
+0.765%, Series 2018-H11 FA, 5.967%, 2/20/68	9,796,080	9,803,324
+0.765%, Series 2018-H04 FC, 4.924%, 2/20/68	1,744,447	1,742,578

	Par Value	Value
+0.775%, Series 2018-H05 CF, 4.934%, 3/20/68	$6,959,549	$6,922,813
+0.765%, Series 2018-H06 AF, 5.822%, 3/20/68	21,206,028	21,167,880
+0.745%, Series 2018-H06 MF, 5.802%, 3/20/68	7,165,595	7,149,005
+0.755%, Series 2018-H04 FJ, 4.914%, 3/20/68	34,458,589	34,390,003
+0.755%, Series 2018-H04 FK, 4.914%, 3/20/68	14,611,912	14,526,299
+0.735%, Series 2018-H06 BF, 5.792%, 4/20/68	11,350,590	11,257,594
+0.765%, Series 2018-H06 EF, 5.822%, 4/20/68	18,691,785	18,565,999
+0.765%, Series 2018-H06 JF, 5.822%, 4/20/68	20,228,849	20,088,222
+0.755%, Series 2018-H07 FA, 5.782%, 5/20/68	19,328,934	19,202,169
+0.865%, Series 2018-H09 FC, 6.123%, 6/20/68	17,201,824	17,168,263
+0.965%, Series 2018-H10 FV, 6.167%, 7/20/68	18,375,696	18,410,977
+0.835%, Series 2018-H15 FK, 5.431%, 8/20/68	13,563,943	13,568,692
+0.815%, Series 2018-H17 DF, 4.933%, 10/20/68	31,020,370	30,929,130
+0.935%, Series 2018-H19 FG, 4.753%, 11/20/68	14,792,033	14,729,869
+1.015%, Series 2018-H19 FE, 4.833%, 11/20/68	14,557,721	14,555,252
+1.115%, Series 2019-H04 FE, 5.274%, 2/20/69	12,049,427	12,097,586
+1.115%, Series 2019-H16 FC, 5.333%, 10/20/69	6,949,693	6,959,478
+1.115%, Series 2019-H18 EF, 4.933%, 10/20/69	11,666,596	11,682,018
+1.215%, Series 2019-H17 FA, 5.033%, 11/20/69	29,989,249	30,162,484
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,271,420	1,267,977
		4,405,797,048
Federal Agency Mortgage Pass-Through: 38.5%
Fannie Mae, 15 Year
4.00%, 9/1/25 - 11/1/33	92,066,361	90,298,229
3.50%, 9/1/28 - 12/1/29	10,692,188	10,537,016
4.50%, 3/1/29	218,344	217,977
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	68,214,649	68,108,218
4.00%, 9/1/30 - 3/1/37	401,787,544	395,523,700
3.50%, 11/1/35 - 4/1/37	65,235,600	62,995,082
2.00%, 6/1/41 - 3/1/42	369,526,398	315,268,780
2.50%, 9/1/41 - 6/1/42	170,946,664	150,149,728
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	24,793,527	25,626,882
7.00%, 4/1/32 - 2/1/39	2,233,239	2,367,754
6.50%, 12/1/32 - 8/1/39	10,752,766	11,207,689
5.50%, 2/1/33 - 11/1/39	37,139,804	37,891,376
4.50%, 11/1/35 - 3/1/54	2,071,515,276	1,993,734,919
5.00%, 7/1/37 - 3/1/49	26,571,678	26,569,139
4.00%, 10/1/40 - 7/1/53	1,019,405,447	952,993,336
3.50%, 2/1/48 - 12/1/53	3,129,782,877	2,833,626,971
2.50%, 6/1/50 - 4/1/52	3,148,514,839	2,652,858,059
2.00%, 6/1/50 - 1/1/52	2,411,436,509	1,944,915,997
3.50%, 1/1/51	609,932,460	554,107,177
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
3.00%, 4/1/52 - 5/1/52	$198,911,431	$174,369,324
3.50%, 5/1/52	3,318,687,152	2,997,872,685
3.50%, 6/1/52	857,298,789	774,425,969
3.50%, 7/1/52	1,046,790,588	944,781,128
4.00%, 9/1/52	706,252,123	659,081,826
3.50%, 9/1/52	411,782,032	371,653,985
4.00%, 10/1/52	572,127,812	533,879,546
4.50%, 2/1/54	1,257,966,713	1,203,896,662
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	51,663,893	49,876,409
4.00%, 6/1/56	23,420,398	21,872,068
2.50%, 3/1/62	128,604,936	104,007,398
Fannie Mae, Hybrid ARM
7.146%, 10/1/33(c)	246,659	253,420
6.896%, 7/1/34(c)	288,617	293,217
6.226%, 8/1/34(c)	345,764	350,194
7.268%, 8/1/34(c)	5,932	6,056
7.056%, 9/1/34 - 7/1/46(c)	387,351	396,677
6.389%, 10/1/34 - 5/1/44(c)	4,124,782	4,248,697
6.649%, 1/1/35(c)	220,233	225,557
6.788%, 1/1/35(c)	267,235	268,940
6.092%, 4/1/35(c)	290,847	294,907
7.373%, 6/1/35(c)	125,582	128,186
7.568%, 7/1/35(c)	324,210	332,200
7.216%, 7/1/35(c)	131,650	133,189
7.386%, 7/1/35(c)	50,571	51,442
7.279%, 7/1/35(c)	121,111	122,429
7.471%, 8/1/35(c)	314,199	322,892
7.198%, 8/1/35(c)	549,350	559,385
7.048%, 8/1/35(c)	214,838	217,042
7.375%, 9/1/35(c)	160,196	163,828
7.114%, 10/1/35(c)	324,256	331,352
7.248%, 10/1/35(c)	160,812	164,855
6.54%, 11/1/35 - 11/1/43(c)	2,209,688	2,277,004
7.069%, 1/1/36(c)	600,534	616,653
6.719%, 1/1/36(c)	324,967	330,775
6.845%, 1/1/36 - 9/1/43(c)	1,956,673	2,017,613
7.22%, 11/1/36(c)	369,596	377,385
7.138%, 12/1/36(c)	216,250	221,390
7.00%, 12/1/36(c)	177,489	183,148
6.438%, 1/1/37(c)	588,755	601,310
6.915%, 2/1/37(c)	376,153	387,995
7.35%, 4/1/37(c)	137,982	139,158
7.231%, 8/1/37(c)	20,687	21,245
6.324%, 11/1/37(c)	192,682	194,917
7.463%, 5/1/38(c)	392,309	403,601
7.166%, 5/1/38(c)	20,589,719	21,346,283
7.635%, 9/1/38(c)	28,010	28,629
7.061%, 10/1/38(c)	867,827	891,076
7.298%, 10/1/38(c)	155,008	159,419
6.899%, 10/1/38(c)	155,926	159,133
6.431%, 6/1/39(c)	77,546	79,593
6.714%, 12/1/39(c)	278,765	285,849
7.014%, 4/1/42(c)	1,132,818	1,171,773
7.357%, 9/1/42(c)	218,018	223,745
6.586%, 11/1/42(c)	649,928	670,376
6.216%, 12/1/42(c)	1,167,134	1,201,408
6.801%, 2/1/43(c)	701,788	724,365
7.497%, 2/1/43(c)	300,434	309,567
7.035%, 5/1/43(c)	360,681	374,487
6.97%, 6/1/43(c)	183,110	186,332
7.177%, 9/1/43(c)	847,582	874,606
7.10%, 9/1/43(c)	117,047	119,995
7.052%, 10/1/43(c)	3,133,169	3,241,167

	Par Value	Value
6.919%, 11/1/43(c)	$1,798,289	$1,851,208
6.325%, 12/1/43(c)	429,999	442,031
6.425%, 2/1/44(c)	85,555	87,339
6.499%, 2/1/44(c)	1,059,228	1,094,477
6.563%, 2/1/44(c)	731,288	758,184
6.335%, 4/1/44(c)	1,054,164	1,086,916
6.417%, 4/1/44(c)	513,454	527,131
6.622%, 4/1/44(c)	1,062,420	1,095,359
6.752%, 4/1/44(c)	2,140,310	2,207,246
6.86%, 4/1/44(c)	3,019,382	3,130,510
6.639%, 5/1/44(c)	851,759	877,404
7.392%, 7/1/44(c)	156,106	158,214
7.364%, 7/1/44 - 8/1/44(c)	2,141,349	2,209,443
7.371%, 7/1/44(c)	1,136,939	1,171,099
7.465%, 7/1/44(c)	1,465,555	1,513,851
7.427%, 7/1/44(c)	1,036,366	1,069,145
7.34%, 7/1/44 - 8/1/47(c)	2,124,730	2,193,700
7.415%, 8/1/44(c)	1,138,743	1,174,266
7.335%, 8/1/44(c)	2,591,960	2,674,548
7.33%, 8/1/44(c)	850,691	880,205
6.914%, 9/1/44(c)	2,483,973	2,577,067
7.19%, 9/1/44(c)	277,257	285,007
7.273%, 9/1/44(c)	578,052	593,893
7.325%, 9/1/44(c)	945,065	975,789
7.09%, 9/1/44(c)	172,932	177,468
7.095%, 10/1/44(c)	1,822,890	1,882,376
6.57%, 10/1/44 - 10/1/44(c)	584,267	598,947
6.744%, 10/1/44(c)	1,300,484	1,341,322
7.222%, 10/1/44(c)	2,855,845	2,948,543
7.206%, 10/1/44(c)	1,303,283	1,344,511
6.819%, 10/1/44(c)	2,843,909	2,932,998
6.58%, 10/1/44 - 4/1/46(c)	295,961	301,572
6.903%, 10/1/44(c)	883,931	911,799
7.165%, 10/1/44(c)	1,016,256	1,050,774
7.078%, 10/1/44(c)	1,040,516	1,075,757
6.998%, 10/1/44(c)	2,370,943	2,450,134
6.841%, 11/1/44(c)	1,160,259	1,197,168
6.545%, 11/1/44(c)	1,902,608	1,959,990
6.525%, 11/1/44(c)	2,854,560	2,939,789
7.08%, 11/1/44(c)	174,461	179,107
6.829%, 11/1/44(c)	523,002	539,693
6.60%, 11/1/44(c)	759,103	787,761
6.247%, 12/1/44(c)	2,279,743	2,343,624
6.455%, 12/1/44(c)	201,863	208,216
6.442%, 12/1/44(c)	329,915	339,967
6.477%, 12/1/44(c)	457,965	467,619
6.317%, 12/1/44(c)	1,254,346	1,291,270
6.465%, 12/1/44 - 3/1/45(c)	1,291,334	1,327,602
6.556%, 1/1/45(c)	1,109,830	1,142,771
6.498%, 2/1/45(c)	1,171,962	1,207,758
6.732%, 3/1/45(c)	16,322,442	16,826,125
6.467%, 4/1/45(c)	4,450,074	4,596,378
6.755%, 4/1/45(c)	587,231	604,704
7.30%, 8/1/45(c)	742,118	765,201
7.355%, 8/1/45(c)	1,038,547	1,069,818
7.015%, 10/1/45(c)	1,967,709	2,029,440
7.176%, 11/1/45(c)	1,883,914	1,944,451
6.611%, 4/1/46(c)	4,289,677	4,422,633
7.031%, 4/1/46(c)	1,164,091	1,200,344
6.985%, 4/1/46(c)	412,633	422,556
7.358%, 4/1/46(c)	209,749	214,346
6.681%, 5/1/46(c)	710,467	732,301
7.05%, 6/1/46(c)	272,242	280,538
6.366%, 12/1/46(c)	1,092,120	1,125,075
6 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
7.403%, 6/1/47(c)	$1,400,629	$1,441,711
7.45%, 6/1/47(c)	1,246,717	1,286,901
7.437%, 7/1/47(c)	3,793,611	3,914,223
7.485%, 7/1/47(c)	527,877	544,695
7.36%, 8/1/47 - 8/1/47(c)	1,063,817	1,096,350
7.282%, 8/1/47(c)	1,627,623	1,678,984
7.11%, 10/1/47(c)	264,291	271,125
7.013%, 10/1/47(c)	947,863	976,521
6.369%, 11/1/47(c)	561,847	578,911
6.529%, 11/1/47(c)	1,302,046	1,338,923
6.61%, 1/1/48 - 1/1/48(c)	698,445	722,883
4.07%, 3/1/48(c)	1,644,927	1,630,639
4.601%, 4/1/48(c)	944,853	971,749
3.375%, 5/1/48(c)	9,674,750	9,948,774
3.445%, 8/1/48(c)	882,110	897,932
3.591%, 10/1/48(c)	1,398,753	1,428,972
3.649%, 11/1/48(c)	1,258,668	1,285,036
3.393%, 4/1/49(c)	1,089,420	1,104,579
3.715%, 8/1/49(c)	5,503,853	5,591,189
3.633%, 8/1/49(c)	10,055,231	9,801,946
3.605%, 8/1/49(c)	2,444,583	2,510,321
3.34%, 9/1/49(c)	7,957,007	7,668,899
3.48%, 9/1/49(c)	11,564,069	11,876,329
3.335%, 10/1/49(c)	1,389,098	1,405,400
2.662%, 1/1/50(c)	2,116,654	2,067,930
2.163%, 12/1/50(c)	22,308,751	20,317,978
2.041%, 5/1/52(c)	139,220,897	124,758,371
4.702%, 4/1/53(c)	35,467,667	35,517,320
4.50%, 7/1/53(c)	34,925,226	34,321,371
4.279%, 7/1/53(c)	4,697,900	4,584,295
Freddie Mac, Hybrid ARM
7.438%, 9/1/33(c)	858,171	880,059
6.50%, 2/1/34 - 2/1/35(c)	959,255	993,249
7.551%, 8/1/34(c)	169,700	175,533
6.525%, 11/1/34(c)	353,847	363,821
6.541%, 1/1/35(c)	70,885	71,876
6.844%, 3/1/35(c)	203,756	210,667
7.00%, 4/1/35 - 5/1/37(c)	187,418	189,974
7.139%, 8/1/35(c)	203,671	208,556
7.62%, 8/1/35(c)	592,451	608,527
7.497%, 9/1/35(c)	334,403	342,317
7.451%, 10/1/35(c)	275,067	279,637
6.559%, 1/1/36(c)	551,986	571,402
6.074%, 1/1/36(c)	474,141	484,230
6.438%, 1/1/36(c)	263,964	271,564
7.267%, 4/1/36(c)	487,015	503,301
6.843%, 8/1/36(c)	470,678	475,837
6.496%, 12/1/36(c)	268,878	273,766
6.672%, 1/1/37(c)	302,706	308,786
6.476%, 3/1/37(c)	509,286	519,890
6.944%, 4/1/37(c)	318,950	323,428
6.816%, 4/1/37(c)	326,677	335,376
7.376%, 7/1/37(c)	941,902	969,942
6.999%, 1/1/38(c)	120,910	124,474
6.654%, 2/1/38(c)	164,377	165,884
7.039%, 4/1/38(c)	329,163	335,750
6.836%, 4/1/38(c)	1,017,132	1,047,691
7.309%, 5/1/38(c)	111,697	112,900
6.418%, 6/1/38(c)	300,787	306,069
6.666%, 10/1/38(c)	64,901	65,588
7.375%, 10/1/38(c)	595,244	610,678
6.607%, 11/1/39(c)	146,980	148,905
7.533%, 7/1/43(c)	249,822	258,066
6.589%, 8/1/43(c)	2,655,954	2,746,701

	Par Value	Value
7.312%, 10/1/43(c)	$270,797	$279,350
6.762%, 1/1/44(c)	879,105	906,888
6.61%, 1/1/44(c)	543,476	558,254
6.495%, 2/1/44(c)	2,050,181	2,115,832
6.568%, 4/1/44(c)	674,402	697,251
6.422%, 4/1/44(c)	574,330	588,945
6.644%, 5/1/44(c)	13,594,440	14,011,154
6.932%, 6/1/44(c)	1,442,446	1,485,749
7.234%, 6/1/44(c)	676,181	694,408
7.479%, 7/1/44(c)	802,122	825,187
7.505%, 7/1/44 - 6/1/45(c)	556,019	570,624
7.495%, 8/1/44(c)	278,812	284,942
6.893%, 8/1/44(c)	1,392,196	1,435,957
7.36%, 8/1/44(c)	908,672	941,313
7.443%, 9/1/44(c)	571,926	586,004
7.23%, 9/1/44(c)	1,076,233	1,111,063
7.232%, 9/1/44(c)	680,405	699,893
7.066%, 10/1/44(c)	2,129,704	2,195,267
7.023%, 10/1/44(c)	491,620	506,657
7.195%, 10/1/44(c)	1,701,689	1,752,263
6.754%, 10/1/44(c)	2,349,778	2,419,991
6.696%, 10/1/44(c)	1,859,812	1,914,012
7.186%, 11/1/44(c)	689,249	712,284
6.675%, 11/1/44(c)	1,220,750	1,256,771
6.376%, 11/1/44(c)	1,084,418	1,113,310
7.017%, 11/1/44(c)	1,741,472	1,795,605
6.875%, 11/1/44(c)	1,825,950	1,881,005
6.613%, 11/1/44(c)	721,119	743,421
6.484%, 11/1/44 - 1/1/45(c)	5,057,066	5,194,959
6.593%, 11/1/44(c)	1,009,674	1,039,361
6.28%, 11/1/44(c)	1,342,296	1,376,649
6.977%, 11/1/44(c)	3,013,251	3,103,936
6.443%, 11/1/44(c)	1,282,084	1,316,744
6.394%, 12/1/44(c)	2,558,846	2,629,862
6.361%, 12/1/44(c)	2,110,594	2,168,044
6.255%, 12/1/44(c)	176,627	179,888
6.329%, 12/1/44(c)	1,517,091	1,556,013
6.245%, 12/1/44(c)	318,975	324,680
6.466%, 1/1/45(c)	483,233	496,633
6.416%, 1/1/45(c)	1,133,535	1,165,371
6.604%, 1/1/45(c)	1,181,676	1,218,429
6.924%, 1/1/45(c)	1,666,552	1,716,454
6.60%, 2/1/45(c)	1,642,533	1,693,673
7.007%, 4/1/45(c)	917,267	949,895
6.536%, 5/1/45(c)	2,900,048	2,979,478
7.132%, 8/1/45(c)	4,050,908	4,171,110
6.402%, 8/1/45(c)	47,383	48,193
7.347%, 8/1/45(c)	1,018,396	1,049,743
7.402%, 9/1/45(c)	793,637	816,706
7.301%, 5/1/46(c)	1,224,772	1,260,253
6.925%, 5/1/46(c)	14,460,226	14,883,588
7.064%, 7/1/46(c)	1,375,412	1,414,387
7.346%, 9/1/46(c)	3,289,073	3,395,658
7.47%, 6/1/47(c)	412,886	422,646
7.38%, 8/1/47(c)	173,833	177,294
7.14%, 10/1/47(c)	138,628	142,914
3.268%, 1/1/49(c)	52,514,325	50,846,903
3.628%, 2/1/49(c)	2,332,896	2,389,669
2.288%, 9/1/50(c)	24,073,794	22,053,730
2.177%, 11/1/50(c)	59,900,484	54,321,215
2.365%, 12/1/50(c)	64,787,896	59,251,956
1.851%, 8/1/51(c)	181,643,144	168,962,350
1.973%, 4/1/52(c)	92,510,285	82,036,655
2.305%, 5/1/52(c)	32,265,503	28,935,384
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
2.027%, 5/1/52(c)	$89,305,675	$79,605,243
3.317%, 6/1/52(c)	12,632,818	11,911,754
3.916%, 7/1/52(c)	7,772,868	7,598,471
4.069%, 9/1/52(c)	28,159,032	27,310,365
4.187%, 9/1/52(c)	41,947,623	41,323,471
4.115%, 10/1/52(c)	51,961,696	50,467,324
4.136%, 1/1/53(c)	177,436,078	174,247,768
4.517%, 4/1/53(c)	46,536,086	45,608,419
4.522%, 6/1/53(c)	31,858,963	31,208,593
4.627%, 8/1/53(c)	24,370,139	23,959,655
4.771%, 8/1/53(c)	33,223,061	32,760,393
Freddie Mac Gold, 15 Year
4.50%, 6/1/25 - 6/1/26	23,696	23,664
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	121,324	125,205
4.50%, 5/1/30 - 1/1/34	19,043,773	19,089,429
4.00%, 9/1/31 - 10/1/35	107,659,272	106,335,060
3.50%, 7/1/35 - 1/1/36	39,773,423	38,392,337
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	577,835	603,917
6.50%, 12/1/32 - 10/1/38	2,916,402	3,035,550
6.00%, 12/1/33 - 2/1/39	4,482,904	4,666,541
5.50%, 3/1/34 - 12/1/38	13,636,649	13,949,290
4.50%, 3/1/39 - 10/1/47	300,481,013	294,517,740
4.00%, 11/1/45 - 11/1/47	71,808,853	68,015,107
3.50%, 2/1/48	30,524,465	27,616,698
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	103,803,459	91,487,365
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,165	3,394
4.50%, 7/1/42 - 2/1/54	738,165,905	707,210,628
2.50%, 5/1/50 - 5/1/52	2,068,186,931	1,738,874,580
2.00%, 6/1/50 - 12/1/50	1,146,596,180	924,651,815
2.00%, 10/1/50	421,896,415	341,860,277
2.00%, 12/1/50	512,983,509	414,471,577
2.00%, 12/1/50	597,518,430	483,235,914
3.00%, 1/1/52	188,136,289	164,719,629
3.50%, 2/1/52 - 8/1/53	1,969,172,379	1,782,785,976
2.50%, 5/1/52	422,303,810	354,218,221
3.50%, 5/1/52	1,693,829,900	1,530,001,876
3.50%, 6/1/52	695,337,842	628,119,199
3.50%, 7/1/52	835,041,329	754,274,145
4.00%, 8/1/52 - 3/1/53	915,320,808	854,146,920
3.50%, 9/1/52	592,668,277	535,193,393
4.00%, 9/1/52	858,362,253	801,032,719
4.00%, 10/1/52	1,060,304,916	989,420,712
4.50%, 11/1/52	342,071,545	327,798,549
4.50%, 1/1/54	969,776,516	928,228,051
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,683,514	1,648,199
Ginnie Mae, 30 Year
7.00%, 5/15/28	4,677	4,681
		36,445,574,307
		40,851,371,355
		47,410,019,617
Corporate: 28.4%
Financials: 12.0%
Bank of America Corp.
4.25%, 10/22/26	159,829,000	159,321,457
3.593%, 7/21/28(d)	19,875,000	19,449,439
4.948%, 7/22/28(d)	34,480,000	34,756,930
6.204%, 11/10/28(d)	42,885,000	44,571,224
3.419%, 12/20/28(d)	82,224,000	79,685,336
4.979%, 1/24/29(d)	121,005,000	122,231,549

	Par Value	Value
5.202%, 4/25/29(d)	$24,930,000	$25,327,569
2.496%, 2/13/31(d)	85,980,000	77,184,501
2.572%, 10/20/32(d)	19,411,000	16,746,842
5.015%, 7/22/33(d)	16,565,000	16,495,512
5.288%, 4/25/34(d)	24,795,000	24,907,003
3.846%, 3/8/37(d)	420,071,000	377,033,260
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	55,715,567
5.304%, 8/9/26(d)	12,500,000	12,523,792
5.829%, 5/9/27(d)	132,870,000	134,490,926
5.674%, 3/12/28(d)	35,000,000	35,616,922
4.836%, 5/9/28	100,074,000	99,723,860
5.501%, 8/9/28(d)	72,215,000	73,289,400
6.49%, 9/13/29(d)	73,380,000	77,151,397
5.69%, 3/12/30(d)	55,000,000	56,390,329
5.088%, 6/20/30(d)	95,044,000	94,396,425
3.564%, 9/23/35(d)	21,975,000	19,844,711
BNP Paribas SA (France)
4.375%, 9/28/25(b)	96,752,000	96,375,912
4.375%, 5/12/26(b)	159,599,000	158,729,153
4.625%, 3/13/27(b)	292,220,000	291,224,707
2.591%, 1/20/28(b)(d)	52,976,000	51,000,238
5.497%, 5/20/30(b)(d)	10,000,000	10,176,907
2.871%, 4/19/32(b)(d)	24,300,000	21,365,973
5.786%, 1/13/33(b)(d)	190,725,000	195,008,346
2.588%, 8/12/35(b)(d)	33,275,000	28,626,765
Boston Properties, Inc.
3.65%, 2/1/26	45,870,000	45,377,046
6.75%, 12/1/27	28,600,000	29,911,080
4.50%, 12/1/28	105,172,000	103,281,605
3.40%, 6/21/29	96,153,000	89,820,709
2.90%, 3/15/30	59,880,000	53,917,905
3.25%, 1/30/31	253,569,000	227,109,224
6.50%, 1/15/34	110,743,000	116,761,830
Capital One Financial Corp.
4.20%, 10/29/25	135,507,000	134,976,191
3.75%, 7/28/26	11,785,000	11,619,194
4.927%, 5/10/28(d)	93,637,000	93,954,335
6.312%, 6/8/29(d)	71,854,000	74,718,510
5.70%, 2/1/30(d)	36,495,000	37,279,706
5.463%, 7/26/30(d)	92,110,000	93,239,686
7.624%, 10/30/31(d)	108,529,000	120,870,286
Citigroup, Inc.
4.45%, 9/29/27	45,814,000	45,598,255
4.412%, 3/31/31(d)	88,110,000	85,857,021
6.174%, 5/25/34(d)	95,165,000	97,541,442
United States 90 Day Average SOFR
+6.63%, 10.919%, 10/30/40(e)	419,908,075	501,202,278
Elevance Health, Inc.
4.50%, 10/30/26	24,930,000	24,935,431
5.15%, 6/15/29	22,784,000	23,246,598
2.875%, 9/15/29	6,837,000	6,355,419
4.75%, 2/15/30	130,735,000	131,433,517
2.25%, 5/15/30	56,601,000	50,415,069
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	23,650,000	23,645,841
5.21%, 8/11/28(d)	20,125,000	20,324,158
4.95%, 3/31/30	63,558,000	63,767,249
3.973%, 5/22/30(d)	19,800,000	19,054,684
2.848%, 6/4/31(d)	106,915,000	96,041,892
2.357%, 8/18/31(d)	32,125,000	27,986,016
4.762%, 3/29/33(d)	199,080,000	190,103,375
8.113%, 11/3/33(d)	164,826,000	187,730,831
6.547%, 6/20/34(d)	19,964,000	20,822,987
8 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
7.399%, 11/13/34(d)	$29,200,000	$32,101,657
6.50%, 5/2/36	221,642,000	234,744,881
6.50%, 9/15/37	187,437,000	199,634,332
6.80%, 6/1/38	10,598,000	11,718,646
JPMorgan Chase & Co.
4.125%, 12/15/26	115,262,000	114,805,065
4.25%, 10/1/27	129,735,000	129,681,868
5.04%, 1/23/28(d)	46,275,000	46,676,661
4.505%, 10/22/28(d)	86,620,000	86,532,619
8.75%, 9/1/30(e)	80,937,000	95,377,550
2.739%, 10/15/30(d)	9,865,000	9,052,122
4.493%, 3/24/31(d)	361,825,000	357,028,326
2.522%, 4/22/31(d)	66,910,000	60,039,677
2.956%, 5/13/31(d)	167,788,000	152,569,197
4.586%, 4/26/33(d)	47,980,000	46,745,858
5.717%, 9/14/33(d)	74,894,000	76,958,757
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	115,565,000	115,342,571
4.65%, 3/24/26	163,010,000	162,642,336
4.716%, 8/11/26(d)	17,731,000	17,719,700
3.75%, 3/18/28(d)	102,790,000	101,012,511
5.721%, 6/5/30(d)	125,347,000	129,110,748
7.953%, 11/15/33(d)	153,426,000	174,649,116
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	249,242,000	240,467,316
4.892%, 5/18/29(d)	12,550,000	12,573,445
5.808%, 9/13/29(d)	157,335,000	162,361,768
6.016%, 3/2/34(d)	70,360,000	73,351,291
6.475%, 6/1/34(d)	129,970,000	135,416,880
3.032%, 11/28/35(d)	38,731,000	34,221,114
The Charles Schwab Corp.
5.643%, 5/19/29(d)	77,412,000	79,906,942
6.196%, 11/17/29(d)	178,554,000	188,341,923
5.853%, 5/19/34(d)	35,715,000	37,302,967
6.136%, 8/24/34(d)	80,185,000	85,343,342
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	342,915,000	336,551,842
5.727%, 4/25/30(d)	65,520,000	67,589,916
4.692%, 10/23/30(d)	45,824,000	45,542,336
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	47,313,818
6.246%, 9/22/29(b)(d)	20,375,000	21,295,765
5.617%, 9/13/30(b)(d)	96,755,000	99,328,313
4.194%, 4/1/31(b)(d)	22,300,000	21,498,308
6.537%, 8/12/33(b)(d)	32,787,000	35,129,645
5.959%, 1/12/34(b)(d)	324,377,000	337,450,473
6.301%, 9/22/34(b)(d)	68,310,000	72,612,768
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	323,452,000	341,331,796
5.459%, 6/30/35(b)(d)	218,797,000	214,984,653
Unum Group
7.25%, 3/15/28	18,534,000	19,771,635
6.75%, 12/15/28	7,997,000	8,547,204
Wells Fargo & Co.
4.10%, 6/3/26	127,795,000	127,012,265
4.30%, 7/22/27	156,500,000	155,852,217
4.90%, 1/24/28(d)	89,610,000	90,115,261
5.707%, 4/22/28(d)	117,210,000	119,772,361
2.393%, 6/2/28(d)	37,000,000	35,313,300
4.808%, 7/25/28(d)	6,925,000	6,947,221
5.198%, 1/23/30(d)	129,020,000	131,181,720
2.879%, 10/30/30(d)	46,275,000	42,648,612
2.572%, 2/11/31(d)	43,340,000	39,061,276

	Par Value	Value
3.35%, 3/2/33(d)	$17,074,000	$15,319,170
4.897%, 7/25/33(d)	104,244,000	102,743,813
5.389%, 4/24/34(d)	83,470,000	84,046,304
		11,380,654,500
Industrials: 14.3%
AT&T, Inc.
4.30%, 2/15/30	7,255,000	7,142,715
2.75%, 6/1/31	213,067,000	189,378,405
2.55%, 12/1/33	62,712,000	51,414,727
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,833,155
4.375%, 12/15/28(b)	4,485,000	4,368,935
6.25%, 1/21/29(b)	124,995,000	129,590,550
6.375%, 11/21/30(b)	167,425,000	175,328,148
6.50%, 11/21/33(b)	147,511,000	154,998,539
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,534,000	58,437,310
6.343%, 8/2/30	36,040,000	38,311,782
2.726%, 3/25/31	71,080,000	62,946,322
4.742%, 3/16/32	277,215,000	270,086,657
7.75%, 10/19/32	39,365,000	45,130,499
6.421%, 8/2/33	71,455,000	76,262,988
Burlington Northern Santa Fe LLC
3.442%, 6/16/28(b)	57,300,853	55,147,178
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,052,000	71,606,418
5.20%, 9/17/30(b)	213,887,000	208,956,969
3.875%, 7/11/31(b)	96,015,000	85,985,479
Charter Communications, Inc.
4.908%, 7/23/25	50,074,000	50,061,785
4.25%, 2/1/31(b)	42,380,000	37,554,097
4.50%, 5/1/32	192,473,000	167,077,804
4.40%, 4/1/33	40,285,000	36,421,229
4.50%, 6/1/33(b)	358,231,000	305,514,693
4.25%, 1/15/34(b)	82,325,000	67,712,313
6.55%, 5/1/37	45,343,000	44,976,688
6.75%, 6/15/39	121,402,000	121,332,376
6.484%, 10/23/45	422,612,000	401,766,862
5.375%, 5/1/47	87,814,000	72,760,899
5.75%, 4/1/48	265,055,000	228,599,836
5.125%, 7/1/49	64,354,000	51,077,432
4.80%, 3/1/50	48,928,000	36,888,463
Comcast Corp.
2.65%, 2/1/30	51,410,000	47,065,095
3.40%, 4/1/30	32,175,000	30,447,423
Cox Enterprises, Inc.
3.35%, 9/15/26(b)	159,296,000	156,460,746
3.50%, 8/15/27(b)	34,323,000	33,470,360
5.45%, 9/15/28(b)	64,945,000	66,525,077
1.80%, 10/1/30(b)	15,568,000	13,105,520
5.70%, 6/15/33(b)	30,365,000	30,482,136
CRH PLC
3.875%, 5/18/25(b)	60,929,000	60,809,543
CVS Health Corp.
4.30%, 3/25/28	119,550,000	118,108,612
5.40%, 6/1/29	79,035,000	80,522,059
3.25%, 8/15/29	12,941,000	12,083,931
5.125%, 2/21/30	133,451,000	134,318,327
3.75%, 4/1/30	94,694,000	89,363,350
5.25%, 1/30/31	10,000,000	10,096,354
1.875%, 2/28/31	21,776,000	18,211,939
5.55%, 6/1/31	38,990,000	39,799,416
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 9

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
2.125%, 9/15/31	$14,950,000	$12,459,023
4.125%, 4/1/40	24,029,000	19,539,156
6.75%, 12/10/54(d)(e)	22,660,000	22,560,180
7.00%, 3/10/55(d)(e)	143,808,000	144,942,550
Dell Technologies, Inc.
6.02%, 6/15/26	10,831,000	10,970,864
6.10%, 7/15/27	37,195,000	38,357,039
Dillard's, Inc.
7.75%, 7/15/26	20,631,000	21,292,785
7.75%, 5/15/27	12,958,000	13,544,837
7.00%, 12/1/28	27,710,000	29,099,039
Elanco Animal Health, Inc.
6.65%, 8/28/28	119,678,000	121,150,518
Fibercop SpA (Italy)
7.20%, 7/18/36(b)	52,317,000	50,379,187
7.721%, 6/4/38(b)	117,004,000	117,158,328
Ford Motor Credit Co. LLC
5.125%, 6/16/25	116,569,000	116,491,470
4.134%, 8/4/25	77,673,000	77,226,156
3.375%, 11/13/25	228,727,000	225,996,530
4.389%, 1/8/26	31,215,000	31,037,885
6.95%, 3/6/26	18,575,000	18,777,318
4.542%, 8/1/26	22,235,000	21,950,049
2.70%, 8/10/26	230,939,000	222,700,762
5.125%, 11/5/26	91,015,000	90,423,833
4.95%, 5/28/27	63,005,000	62,089,408
7.35%, 11/4/27	126,915,000	131,508,173
5.918%, 3/20/28	51,375,000	51,604,500
6.80%, 5/12/28	183,238,000	188,194,639
6.798%, 11/7/28	16,626,000	17,099,093
2.90%, 2/10/29	15,000,000	13,419,936
5.113%, 5/3/29	5,605,000	5,403,118
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	61,995,000	62,185,550
5.857%, 3/15/30	16,550,000	17,276,511
5.905%, 11/22/32	147,710,000	155,895,435
HCA Healthcare, Inc.
5.25%, 6/15/26	10,912,000	10,943,884
3.125%, 3/15/27	40,524,000	39,355,582
5.00%, 3/1/28	25,600,000	25,808,513
4.125%, 6/15/29	97,079,000	94,261,685
5.25%, 3/1/30	58,890,000	59,588,679
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	595,937,000	594,425,877
3.50%, 7/26/26(b)	49,137,000	48,428,765
6.125%, 7/27/27(b)	87,665,000	90,352,231
3.875%, 7/26/29(b)	249,659,000	239,685,440
5.50%, 2/1/30(b)	167,475,000	171,244,601
5.875%, 7/1/34(b)	63,825,000	64,666,135
Kinder Morgan, Inc.
4.80%, 2/1/33	25,340,000	24,528,304
6.50%, 2/1/37	49,931,000	53,052,274
6.95%, 1/15/38	76,609,000	84,425,872
6.50%, 9/1/39	71,221,000	75,107,242
5.00%, 8/15/42	75,866,000	67,633,427
Macy's, Inc.
6.70%, 7/15/34(b)	54,725,000	46,551,996
Mars, Inc.
4.45%, 3/1/27(b)	41,825,000	41,907,698
4.60%, 3/1/28(b)	129,165,000	129,684,502
4.80%, 3/1/30(b)	174,008,000	175,003,286
Nordstrom, Inc.
6.95%, 3/15/28	19,742,000	20,126,969
Oracle Corp.

	Par Value	Value
4.80%, 8/3/28	$76,917,000	$77,537,926
2.95%, 4/1/30	35,720,000	32,815,845
Philip Morris International, Inc.
4.875%, 2/13/29	50,705,000	51,238,788
5.625%, 11/17/29	38,760,000	40,410,691
5.125%, 2/15/30	32,691,000	33,333,682
5.50%, 9/7/30	42,162,000	43,807,739
5.125%, 2/13/31	35,085,000	35,696,217
5.75%, 11/17/32	33,460,000	35,027,165
5.375%, 2/15/33	77,968,000	79,520,586
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	26,858,309
4.85%, 7/6/27(b)	193,828,000	192,658,636
3.68%, 1/21/30(b)	210,322,000	194,307,319
3.061%, 7/13/31(b)	552,347,000	476,466,282
4.193%, 1/19/32(b)	133,075,000	121,273,671
4.027%, 8/3/50(b)	28,141,000	18,913,178
3.832%, 2/8/51(b)	14,085,000	9,052,356
4.987%, 1/19/52(b)	368,711,000	286,369,903
RTX Corp.
6.00%, 3/15/31	55,935,000	59,406,620
6.10%, 3/15/34	61,390,000	65,832,064
Synopsys, Inc.
4.65%, 4/1/28	33,950,000	34,144,149
4.85%, 4/1/30	78,558,000	79,074,773
5.00%, 4/1/32	119,080,000	119,373,497
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	267,846,000	267,599,394
5.875%, 8/15/76(d)(e)	251,058,000	249,313,147
5.30%, 3/15/77(d)(e)	337,412,000	325,314,903
5.50%, 9/15/79(d)(e)	210,040,000	202,573,498
5.60%, 3/7/82(d)(e)	41,376,000	38,663,141
Telecom Italia SPA (Italy)
7.721%, 6/4/38	55,497,000	57,478,298
The Cigna Group
7.875%, 5/15/27	26,368,000	28,017,307
4.375%, 10/15/28	89,320,000	88,638,214
5.00%, 5/15/29	30,910,000	31,326,615
2.40%, 3/15/30	95,009,000	85,163,651
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,045,000	106,816,567
4.75%, 2/1/28	13,285,000	13,268,792
3.375%, 4/15/29	207,295,000	196,906,681
3.875%, 4/15/30	252,579,000	242,132,820
2.55%, 2/15/31	18,435,000	16,252,034
3.50%, 4/15/31	129,944,000	120,153,070
5.20%, 1/15/33	27,025,000	27,240,949
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,635,000	150,497,965
5.25%, 6/6/29(b)	50,542,000	49,777,032
Union Pacific Corp.
5.082%, 1/2/29	291,527	293,187
5.866%, 7/2/30	6,955,248	7,101,381
6.176%, 1/2/31	8,225,094	8,524,097
Verizon Communications, Inc.
1.75%, 1/20/31	12,512,000	10,580,226
2.55%, 3/21/31	90,862,000	80,062,001
VMware, Inc.
1.40%, 8/15/26	87,378,000	83,678,800
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	242,640,000	249,902,458
Zoetis, Inc.
4.50%, 11/13/25	100,484,000	100,434,856
		13,509,888,455
10 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
	Par Value	Value
Utilities: 2.1%
American Electric Power Co., Inc.
5.699%, 8/15/25	$131,194,000	$131,657,516
Dominion Energy, Inc.
1.45%, 4/15/26	30,450,000	29,479,622
3.375%, 4/1/30	58,142,000	54,335,192
5.00%, 6/15/30	109,590,000	110,128,269
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	7,040,763
7.50%, 10/14/32(b)	17,497,000	19,797,450
6.80%, 9/15/37(b)	77,977,000	85,280,133
6.00%, 10/7/39(b)	120,077,000	122,321,370
NextEra Energy, Inc.
5.749%, 9/1/25	46,060,000	46,247,450
4.625%, 7/15/27	137,115,000	137,633,324
4.85%, 2/4/28	157,413,000	159,264,048
4.90%, 3/15/29	195,965,000	197,631,388
5.05%, 3/15/30	192,653,000	195,191,747
The Southern Co.
5.113%, 8/1/27	182,960,000	184,941,426
4.85%, 6/15/28	94,545,000	95,650,997
4.00%, 1/15/51(d)(e)	315,289,000	311,282,244
3.75%, 9/15/51(d)(e)	144,501,000	140,412,194
		2,028,295,133
		26,918,838,088
Total Debt Securities (Cost $96,021,881,069)		$93,325,216,587
Short-Term Investments: 0.5%
	Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corp.(f) 1.80%, dated 3/31/25, due 4/1/25, maturity value $94,270,590	$94,265,877	$94,265,877
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	406,756,961	406,756,961
Total Short-Term Investments (Cost $501,022,838)		$501,022,838
Total Investments In Securities (Cost $96,522,903,907)	99.0%	$93,826,239,425
Other Assets Less Liabilities	1.0%	910,242,152
Net Assets	100.0%	$94,736,481,577
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.125%, 6/15/26. Total collateral value is $96,151,201.
*	Rounds to 0.0%.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	35,133	6/18/25	$3,907,448,344	$55,356,836
Ultra Long-Term U.S. Treasury Bond— Long Position	18,893	6/18/25	2,309,669,250	49,503,955
				$104,860,791
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 11

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$15,566,619,126
Government-Related	—	3,429,739,756
Securitized	—	47,410,019,617
Corporate	—	26,918,838,088
Short-Term Investments
Repurchase Agreements	—	94,265,877
Money Market Fund	406,756,961	—
Total Securities	$406,756,961	$93,419,482,464
Other Investments
Futures Contracts
Appreciation	$104,860,791	$—
Security transactions. Security transactions are recorded on the trade date.
12 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities: 97.5%
		Par Value	Value
Government: 31.6%
Brazil Government (Brazil)
10.00%, 1/1/33	BRL	909,319,000	$125,459,487
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	17,780,000,000	18,401,644
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	13,073,112
5.80%, 10/1/34(a)(b)	CLP	18,700,000,000	19,792,971
Colombia Government (Colombia)
7.25%, 10/18/34	COP	312,500,000,000	54,119,159
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	6,530,000,000	18,299,526
6.75%, 10/22/28	HUF	3,100,000,000	8,322,684
Japan Government (Japan)
0.20%, 12/20/27	JPY	19,180,850,000	125,550,795
Malaysia Government (Malaysia)
2.632%, 4/15/31	MYR	190,000,000	40,347,476
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	416,120,100	18,254,424
8.00%, 11/7/47	MXN	1,677,195,700	67,608,251
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	141,800,000	65,536,462
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	1,087,750,000	95,729,624
3.75%, 6/12/35(a)(b)	NOK	128,500,000	11,904,659
Peru Government (Peru)
6.15%, 8/12/32	PEN	13,211,000	3,608,418
5.40%, 8/12/34	PEN	39,700,000	9,833,221
7.60%, 8/12/39(a)(b)	PEN	157,400,000	44,163,874
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	628,073,000	31,540,816
South Korea Government (South Korea)
2.875%, 12/10/27	KRW	34,900,000,000	23,862,684
3.375%, 6/10/32	KRW	35,516,850,000	25,221,193
U.S. Treasury Note/Bond (United States)
4.00%, 2/15/34	USD	71,500,000	70,528,047
4.375%, 5/15/34	USD	40,000,000	40,540,625
4.25%, 11/15/34	USD	54,000,000	54,160,313
4.625%, 5/15/54	USD	16,100,000	16,152,199
4.50%, 11/15/54	USD	44,000,000	43,353,750
			1,045,365,414
Government-Related: 7.6%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	6,063,029	6,709,627
6.899%, 12/1/40	USD	3,064,388	3,391,193
Colombia Government International (Colombia)
3.125%, 4/15/31	USD	27,325,000	22,067,670
5.625%, 2/26/44	USD	4,850,000	3,613,008
5.00%, 6/15/45	USD	2,100,000	1,409,625
5.20%, 5/15/49	USD	8,000,000	5,316,080
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	365,900,000	36,837,960
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	6,139,052
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	7,546,200
6.70%, 2/16/32	USD	8,150,000	7,161,233
6.75%, 9/21/47	USD	2,311,000	1,580,193
7.69%, 1/23/50	USD	70,800,000	53,108,696
Romanian Government International (Romania)

		Par Value	Value
5.375%, 3/22/31(b)	EUR	14,800,000	$15,842,189
State of Illinois GO (United States)
5.10%, 6/1/33	USD	24,254,117	24,207,390
State of New South Wales Australia (Australia)
1.75%, 3/20/34(a)	AUD	86,500,000	41,449,502
State of Queensland Australia (Australia)
4.50%, 8/22/35(a)(b)	AUD	27,300,000	16,092,388
			252,472,006
Securitized: 27.4%
Asset-Backed: 5.4%
Auto Loan: 2.2%
GM Financial Consumer Automobile Receivables Trust (United States)
Series 2024-4 A4, 4.44%, 4/16/30	USD	16,000,000	16,019,869
Hyundai Auto Receivables Trust (United States)
Series 2024-C A4, 4.44%, 1/15/31	USD	15,000,000	14,997,737
Series 2024-C B, 4.67%, 1/15/31	USD	4,000,000	3,990,198
Series 2025-A B, 4.61%, 4/15/31	USD	11,000,000	10,946,748
Series 2024-C C, 4.86%, 2/17/32	USD	8,250,000	8,174,528
Series 2025-A C, 4.76%, 6/15/32	USD	17,000,000	16,810,509
			70,939,589
Other: 0.2%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	2,317,684	2,379,967
8.20%, 4/6/28(b)	USD	4,678,330	4,770,226
			7,150,193
Student Loan: 3.0%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 5.704%, 6/25/65(b)	USD	792,057	803,718
+1.464% Series 2016-3A A3, 5.804%, 6/25/65(b)	USD	10,150,592	10,271,211
+1.114% Series 2017-4A A3, 5.454%, 9/27/66(b)	USD	2,707,504	2,711,634
+0.664% Series 2021-2A A1B, 5.004%, 2/25/70(b)	USD	4,074,991	4,042,683
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,102,548	1,090,154
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,783,572
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.064% Series 2012-1 A3, 5.404%, 9/25/28	USD	841,502	831,348
United States 90 Day Average SOFR
+0.371% Series 2003-1 A5A, 4.755%, 12/15/32(b)	USD	1,280,784	1,228,931
+0.711% Series 2003-1 A5B, 5.095%, 12/15/32(b)	USD	459,612	447,116
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 1

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
		Par Value	Value
+0.751% Series 2007-6 A5, 5.308%, 4/27/43	USD	5,111,704	$4,949,249
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	161,103	158,924
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	968,185
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,355,212
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	2,720,608	2,431,480
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,093,376
Series 2024-F B, 5.73%, 3/16/54(b)	USD	5,500,000	5,547,550
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	5,113,912
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,654,779
Series 2024-E A1A, 5.09%, 10/16/56(b)	USD	18,450,387	18,592,176
Series 2024-E B, 5.71%, 10/16/56(b)	USD	7,500,000	7,523,225
			100,598,435
			178,688,217
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
4.095%, 11/25/52(b)(c)	USD	905,897	821,687
3.384%, 11/25/55(b)(c)	USD	1,497,558	1,326,296
			2,147,983
Mortgage-Related: 21.9%
CMO & REMIC: 1.0%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	162,064	167,617
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	17,073,981	15,471,440
Series 4283 EW, 4.50%, 12/15/43(c)	USD	31,265	30,785
Series 4319 MA, 4.50%, 3/15/44(c)	USD	111,985	110,939
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	109,904	105,080
Series 2014-184 GZ, 3.50%, 12/20/44	USD	10,127,521	9,462,712
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 5.194%, 1/20/73	USD	7,550,812	7,520,253
			32,868,826
Federal Agency Mortgage Pass-Through: 20.9%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	76	76
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/54	USD	6,103,775	5,853,206
2.50% 6/1/50 - 4/1/52	USD	49,909,858	42,067,131
2.00% 9/1/50 - 1/1/51	USD	9,760,945	7,875,156
2.50%, 2/1/52	USD	26,700,707	22,446,684

		Par Value	Value
3.50% 4/1/52 - 5/1/53	USD	85,654,478	$77,535,247
3.50%, 5/1/52	USD	43,169,702	38,996,526
3.50%, 6/1/52	USD	21,267,403	19,211,539
3.50%, 6/1/52	USD	82,574,949	74,592,435
4.00% 6/1/52 - 7/1/53	USD	16,670,571	15,557,005
4.00%, 8/1/52	USD	62,597,567	58,432,474
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	21,947,358	18,587,691
Fannie Mae, Hybrid ARM (United States)
7.364%, 8/1/44(c)	USD	20,623	21,278
7.273%, 9/1/44(c)	USD	12,822	13,173
Freddie Mac, Hybrid ARM (United States)
7.195%, 10/1/44(c)	USD	34,876	35,913
6.484%, 11/1/44(c)	USD	122,770	126,204
6.416%, 1/1/45(c)	USD	62,765	64,528
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	19,698	20,449
4.50% 8/1/44 - 7/1/47	USD	347,780	339,670
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	35,828,233	30,228,427
3.50%, 6/1/52	USD	12,920,079	11,671,088
3.50%, 7/1/52	USD	21,258,084	19,201,952
4.00%, 8/1/52	USD	50,872,506	47,472,395
3.50%, 9/1/52	USD	64,643,629	58,374,717
4.00%, 9/1/52	USD	35,544,062	33,170,094
3.50%, 10/1/52	USD	21,140,887	19,087,470
4.00%, 10/1/52	USD	8,443,912	7,879,414
3.50%, 8/1/53	USD	54,521,274	49,234,438
4.50%, 1/1/54	USD	31,233,639	29,895,486
4.50%, 1/1/54	USD	4,194,307	4,014,003
			692,005,869
			724,874,695
			905,710,895
Corporate: 30.9%
Financials: 10.2%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	8,968,717
2.572%, 10/20/32(d)	USD	2,975,000	2,566,681
3.846%, 3/8/37(d)	USD	24,350,000	21,855,257
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	5,925,000	5,904,270
7.119%, 6/27/34(d)	USD	3,375,000	3,636,124
3.564%, 9/23/35(d)	USD	8,550,000	7,721,150
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,277,211
4.375%, 5/12/26(b)	USD	5,675,000	5,644,070
4.625%, 3/13/27(b)	USD	3,100,000	3,089,441
2.591%, 1/20/28(b)(d)	USD	4,000,000	3,850,818
2.588%, 8/12/35(b)(d)	USD	18,396,000	15,826,235
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,126,894
6.75%, 12/1/27	USD	3,550,000	3,712,739
4.50%, 12/1/28	USD	3,075,000	3,019,729
3.25%, 1/30/31	USD	8,175,000	7,321,944
Capital One Financial Corp. (United States)
6.312%, 6/8/29(d)	USD	3,975,000	4,133,466
7.624%, 10/30/31(d)	USD	6,950,000	7,740,314
Citigroup, Inc. (United States)
6.174%, 5/25/34(d)	USD	8,493,000	8,705,086
United States 90 Day Average SOFR
+6.63%,10.919%, 10/30/40(e)	USD	4,162,250	4,968,062
HSBC Holdings PLC (United Kingdom)
8.113%, 11/3/33(d)	USD	8,775,000	9,994,406
2 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
		Par Value	Value
6.547%, 6/20/34(d)	USD	13,650,000	$14,237,316
7.399%, 11/13/34(d)	USD	8,325,000	9,152,270
6.50%, 5/2/36	USD	4,500,000	4,766,028
6.50%, 9/15/37	USD	1,100,000	1,171,582
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(d)	EUR	9,550,000	10,170,483
5.04%, 1/23/28(d)	USD	2,625,000	2,647,785
4.493%, 3/24/31(d)	USD	2,125,000	2,096,829
2.522%, 4/22/31(d)	USD	2,000,000	1,794,640
2.956%, 5/13/31(d)	USD	8,550,000	7,774,493
5.717%, 9/14/33(d)	USD	6,400,000	6,576,442
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	USD	6,600,000	6,587,297
4.65%, 3/24/26	USD	4,200,000	4,190,527
5.721%, 6/5/30(d)	USD	3,000,000	3,090,080
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	USD	7,135,000	6,883,809
5.808%, 9/13/29(d)	USD	4,469,000	4,611,782
6.475%, 6/1/34(d)	USD	3,200,000	3,334,108
3.032%, 11/28/35(d)	USD	13,325,000	11,773,420
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(d)	USD	1,900,000	1,961,236
6.196%, 11/17/29(d)	USD	5,200,000	5,485,052
5.853%, 5/19/34(d)	USD	3,450,000	3,603,395
6.136%, 8/24/34(d)	USD	1,625,000	1,729,537
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(d)	USD	11,800,000	11,581,038
5.727%, 4/25/30(d)	USD	3,000,000	3,094,776
UBS Group AG (Switzerland)
2.746%, 2/11/33(b)(d)	USD	4,100,000	3,509,911
5.959%, 1/12/34(b)(d)	USD	7,800,000	8,114,366
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(d)	USD	35,700,000	35,077,959
Wells Fargo & Co. (United States)
4.90%, 1/24/28(d)	USD	2,575,000	2,589,519
2.572%, 2/11/31(d)	USD	5,100,000	4,596,505
3.35%, 3/2/33(d)	USD	9,375,000	8,411,457
4.897%, 7/25/33(d)	USD	2,800,000	2,759,705
5.389%, 4/24/34(d)	USD	7,800,000	7,853,854
			335,289,815
Industrials: 18.3%
Bayer AG (Germany)
3.125%, 11/12/79(a)(d)(e)	EUR	29,600,000	30,679,226
5.375%, 3/25/82(a)(d)(e)	EUR	11,200,000	11,913,760
7.00%, 9/25/83(a)(d)(e)	EUR	7,900,000	9,023,442
British American Tobacco PLC (United Kingdom)
3.75%, (a)(d)(e)(f)	EUR	61,750,000	63,932,519
Cemex SAB de CV (Mexico)
5.125%, (b)(d)(e)(f)	USD	16,025,000	15,692,425
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	51,975,000	45,117,335
4.50%, 6/1/33(b)	USD	21,975,000	18,741,218
CVS Health Corp. (United States)
7.00%, 3/10/55(d)(e)	USD	16,375,000	16,504,188
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	27,932,000	28,275,675
Fibercop SpA (Italy)

		Par Value	Value
7.20%, 7/18/36(b)	USD	5,716,000	$5,504,280
7.721%, 6/4/38(b)	USD	2,764,000	2,767,646
Ford Motor Credit Co. LLC (United States)
5.125%, 6/16/25	USD	8,175,000	8,169,563
4.134%, 8/4/25	USD	1,325,000	1,317,377
3.375%, 11/13/25	USD	8,488,000	8,386,673
4.389%, 1/8/26	USD	6,240,000	6,204,594
5.918%, 3/20/28	USD	9,350,000	9,391,768
6.80%, 5/12/28	USD	7,587,000	7,792,230
HCA Healthcare, Inc. (United States)
5.00%, 3/1/28	USD	1,625,000	1,638,236
5.25%, 3/1/30	USD	6,475,000	6,551,820
Holcim AG (Switzerland)
7.125%, 7/15/36	USD	747,000	835,474
6.50%, 9/12/43(b)	USD	1,225,000	1,248,282
Imperial Brands PLC (United Kingdom)
5.50%, 2/1/30(b)	USD	4,200,000	4,294,535
4.875%, 6/7/32(a)	GBP	29,482,000	35,983,666
Mars, Inc. (United States)
4.45%, 3/1/27(b)	USD	1,450,000	1,452,867
4.60%, 3/1/28(b)	USD	2,225,000	2,233,949
4.80%, 3/1/30(b)	USD	7,925,000	7,970,329
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	33,029,100	32,257,821
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	9,896,191
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,822,636
2.031%, 8/3/32(b)	EUR	32,475,000	30,157,405
4.027%, 8/3/50(b)	USD	11,675,000	7,846,607
3.832%, 2/8/51(b)	USD	10,234,000	6,577,338
Synopsys, Inc. (United States)
4.65%, 4/1/28	USD	1,025,000	1,030,862
4.85%, 4/1/30	USD	4,975,000	5,007,727
5.00%, 4/1/32	USD	2,350,000	2,355,792
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,425,000	3,421,847
5.875%, 8/15/76(d)(e)	USD	26,645,000	26,459,817
5.30%, 3/15/77(d)(e)	USD	30,142,000	29,061,331
5.50%, 9/15/79(d)(e)	USD	15,955,000	15,387,832
Telecom Italia SPA (Italy)
7.721%, 6/4/38	USD	1,336,000	1,383,697
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	17,225,000	15,927,143
8.75%, 3/15/32	USD	21,050,000	25,316,701
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	7,126,161
5.25%, 6/6/29(b)	USD	1,449,000	1,427,069
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	7,038,833
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	14,450,000	14,882,503
3.00%, 8/27/80(a)(d)(e)	EUR	10,148,000	10,218,798
			606,227,188
Utilities: 2.4%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,202,605
5.20%, 1/15/29	USD	12,850,000	13,062,403
Dominion Energy, Inc. (United States)
5.00%, 6/15/30	USD	9,225,000	9,270,310
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 3

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Debt Securities (continued)
		Par Value	Value
NextEra Energy, Inc. (United States)
5.749%, 9/1/25	USD	4,375,000	$4,392,805
4.85%, 2/4/28	USD	1,600,000	1,618,815
5.05%, 3/15/30	USD	7,070,000	7,163,167
5.00%, 7/15/32	USD	4,500,000	4,500,980
5.65%, 5/1/79(d)(e)	USD	3,000,000	2,937,207
The Southern Co. (United States)
5.113%, 8/1/27	USD	4,425,000	4,472,922
3.75%, 9/15/51(d)(e)	USD	14,226,000	13,823,460
			80,444,674
			1,021,961,677
Total Debt Securities (Cost $3,289,370,114)			$3,225,509,992
Short-Term Investments: 1.2%
		Par Value/ Shares	Value
Repurchase Agreements: 0.1%
Fixed Income Clearing Corp.(g) 1.80%, dated 3/31/25, due 4/1/25, maturity value $3,313,254	USD	3,313,088	$3,313,088
Fixed Income Clearing Corp.(g) 4.36%, dated 3/31/25, due 4/1/25, maturity value $1,000,121	USD	1,000,000	1,000,000
			4,313,088
Money Market Fund: 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	36,010,909	36,010,909
Total Short-Term Investments (Cost $40,323,997)			$40,323,997
Total Investments in Securities (Cost $3,329,694,111)		98.7%	$3,265,833,989
Other Assets Less Liabilities		1.3%	43,324,979
Net Assets		100.0%	$3,309,158,968
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Perpetual security: no stated maturity date.
(g)	Repurchase agreement is collateralized by U.S. Treasury Note 4.125%, 6/15/26. U.S. Treasury Inflation Indexed Note 0.125%, 7/15/31. Total collateral value is $4,399,465.

Debt securities are generally grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
4 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,904	6/18/25	$211,760,500	$2,558,280
UK-Gilt— Long Position	471	6/26/25	55,785,474	(944,946)
Ultra 10 Year U.S. Treasury Note— Long Position	1,075	6/18/25	122,684,375	2,806,181
				$4,419,515
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Goldman Sachs	5/22/25	BRL	45,778,141	USD	7,135,553	$806,710
Morgan Stanley	5/22/25	USD	8,483,246	BRL	45,778,141	540,983
COP: Colombian Peso
Barclays	1/22/26	USD	16,591,290	COP	72,197,000,000	20,742
State Street	1/22/26	USD	3,513,865	COP	15,634,240,000	(74,483)
State Street	1/22/26	USD	3,641,886	COP	16,176,529,500	(70,927)
Goldman Sachs	2/12/26	USD	16,656,548	COP	72,431,000,000	82,009
EUR: Euro
Bank of America	4/10/25	USD	17,580,505	EUR	15,817,915	469,420
Bank of America	4/10/25	USD	17,667,395	EUR	15,897,004	470,755
HSBC	4/10/25	USD	17,667,370	EUR	15,897,004	470,729
Morgan Stanley	4/10/25	USD	17,402,627	EUR	15,659,736	462,653
UBS	4/10/25	EUR	9,479,349	USD	10,329,486	(75,166)
Barclays	1/8/26	USD	31,354,783	EUR	29,659,589	(1,215,178)
HSBC	1/8/26	USD	2,210,354	EUR	2,068,203	(60,793)
HSBC	1/8/26	USD	31,612,099	EUR	29,876,312	(1,195,851)
GBP: British Pound
Citibank	4/10/25	USD	42,386,144	GBP	33,908,812	(1,414,667)
KRW: South Korean Won
Bank of America	11/20/25	USD	12,295,380	KRW	16,900,000,000	692,949
HSBC	11/20/25	KRW	10,920,803,554	USD	7,768,391	(270,884)
JPMorgan	11/20/25	USD	12,294,933	KRW	16,900,000,000	692,502
State Street	11/20/25	KRW	22,879,196,446	USD	16,289,923	(582,568)
MXN: Mexican Peso
Morgan Stanley	4/24/25	USD	12,964,672	MXN	235,741,820	1,479,745
Bank of America	6/26/25	USD	2,889,050	MXN	60,476,075	(33,096)
Goldman Sachs	6/26/25	USD	3,444,110	MXN	67,000,000	206,735
NOK: Norwegian Krone
Bank of America	6/13/25	USD	11,794,877	NOK	125,500,812	(133,906)
Goldman Sachs	7/31/25	USD	10,079,807	NOK	113,771,792	(732,108)
Goldman Sachs	9/19/25	USD	10,327,167	NOK	110,237,345	(145,977)
NZD: New Zealand Dollar
HSBC	8/28/25	USD	4,004,990	NZD	6,622,218	231,498
Morgan Stanley	8/28/25	USD	29,068,916	NZD	46,638,989	2,492,949
Morgan Stanley	8/28/25	USD	2,534,164	NZD	4,067,000	216,694
Citibank	12/18/25	USD	8,228,433	NZD	14,184,947	127,252
JPMorgan	12/18/25	USD	8,368,762	NZD	14,694,929	(23,675)
Morgan Stanley	3/13/26	USD	9,783,826	NZD	17,017,718	51,374
Morgan Stanley	3/13/26	USD	8,615,868	NZD	14,986,464	45,092
PEN: Peruvian Sol
Citibank	4/7/25	PEN	31,745,000	USD	8,684,174	(44,198)
Citibank	4/7/25	USD	4,342,659	PEN	15,874,588	22,102
Standard Chartered	4/7/25	USD	4,342,466	PEN	15,870,412	23,047
Citibank	4/10/25	PEN	30,520,000	USD	8,370,817	(64,945)
Citibank	4/10/25	PEN	47,610,000	USD	13,050,987	(94,153)
Citibank	4/10/25	USD	7,035,493	PEN	25,650,000	54,968
Standard Chartered	4/10/25	USD	8,373,114	PEN	30,520,000	67,242
Standard Chartered	4/10/25	USD	6,018,087	PEN	21,960,000	41,778
Goldman Sachs	5/22/25	USD	10,616,529	PEN	39,950,000	(243,457)
Goldman Sachs	5/22/25	USD	5,577,224	PEN	20,909,013	(106,671)
Morgan Stanley	5/22/25	USD	10,616,529	PEN	39,950,000	(243,457)
Citibank	3/5/26	USD	8,622,844	PEN	31,745,000	52,788
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 5

Consolidated Portfolio of Investments (unaudited)
                March 31, 2025
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank	3/5/26	USD	8,313,132	PEN	30,520,000	$73,784
Citibank	3/5/26	USD	12,961,098	PEN	47,610,000	108,039
ZAR: South African Rand
HSBC	4/10/25	USD	12,535,483	ZAR	239,026,593	(493,133)
Morgan Stanley	4/10/25	USD	12,547,657	ZAR	239,026,593	(480,959)
Standard Chartered	1/15/26	USD	5,790,149	ZAR	113,165,568	(229,214)
Unrealized gain on currency forward contracts						10,004,539
Unrealized loss on currency forward contracts						(8,029,466)
Net unrealized gain on currency forward contracts						$1,975,073
The listed counterparty may be the parent company or one of its subsidiaries.
6 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATEDPORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2025:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$1,045,365,414
Government-Related	—	252,472,006
Securitized	—	905,710,895
Corporate	—	1,021,961,677
Short-Term Investments
Repurchase Agreements	—	4,313,088
Money Market Fund	36,010,909	—
Total Securities	$36,010,909	$3,229,823,080
Other Investments
Futures Contracts
Appreciation	$5,364,461	$—
Depreciation	(944,946)	—
Currency Forward Contracts
Appreciation	—	10,004,539
Depreciation	—	(8,029,466)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Bond Fund / 7